PRET 2024-RPL2 Trust ABS-15G

Exhibit 99.1 - Schedule 8(b)

Unique ID	Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	Subject to High Cost Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Originator Loan Designation	Due Diligence Loan Designation
275065386	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	WI	3/XX/2006	Refinance	Primary	XXX	$XXX
275065387	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2015/XX/26: Lender under-disclosed fees	Yes	Yes	Final HUD1	PA	11/XX/2002	Refinance	Primary	XXX	$XXX
275065388	XXX	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	MA	3/XX/2003	Refinance	Primary	XXX	$XXX
275065389	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	8/XX/2003	Refinance	Primary	XXX	$XXX
275065390	XXX	XXX	XXX	2	2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
275065391	XXX	XXX	XXX	1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			Yes	Yes	Final HUD1	OR	4/XX/2006	Refinance	Primary	XXX	$XXX
275065392	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower. - EV2		Yes	Yes	Final HUD1	MI	3/XX/2007	Refinance	Primary	XXX	$XXX
275065393	XXX	XXX	XXX	1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2015/XX/21: FEMA disaster area.	1			Yes	Yes	Final HUD1	NY	8/XX/2006	Refinance	Primary	XXX	$XXX
275065394	XXX	XXX	XXX	1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2015/XX/18: Most Recent Site Inspection Date 12/XX/2007. Most Recent Disaster Date 9/XX/2008.	1			No	Yes	Final HUD1	FL	1/XX/2008	Refinance	Investment	XXX	$XXX
275065395	XXX	XXX	XXX	2	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2015/XX/17: Most Recent Disaster Date 11/XX/2012	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	8/XX/2008	Refinance	Primary	XXX	$XXX
275065396	XXX	XXX	XXX	2	2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2		Yes	Yes	Final HUD1	CT	11/XX/2005	Refinance	Primary	XXX	$XXX
275065397	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1		No	Yes	Estimated HUD1	TX	4/XX/2005	Construction	Primary	XXX	$XXX
275065398	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
275065399	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	MI	6/XX/2003	Refinance	Primary	XXX	$XXX
275065400	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1		Yes	Yes	Final HUD1	CA	9/XX/2005	Refinance	Primary	XXX	$XXX
275065401	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	11/XX/2004	Purchase	Primary	XXX	$XXX
275065416	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	PA	7/XX/2001	Purchase	Primary	XXX	$XXX
275065404	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	AL	1/XX/2007	Purchase	Primary	XXX	$XXX
275065406	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2005	Refinance	Primary	XXX	$XXX
275065410	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1		No	Yes	Final HUD1	NY	10/XX/2007	Purchase	Primary	XXX	$XXX
275065413	XXX	XXX	XXX	2	2	*** (OPEN) RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2010	Refinance	Primary	XXX	$XXX
275065414	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	PA	3/XX/2011	Purchase	Primary	XXX	$XXX
275065415	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	11/XX/1995	Construction-Permanent	Primary	XXX	$XXX
275065405	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
275065407	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
275065411	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	VA	1/XX/2006	Refinance	Primary	XXX	$XXX
275065412	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
275065408	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
275065409	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	PA	8/XX/2007	Purchase	Primary	XXX	$XXX
275065418	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	RI	8/XX/2005	Refinance	Primary	XXX	$XXX
275065419	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2008 which is 30 days prior to the note date. - EV2

									*** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	FL	3/XX/2008	Refinance	Primary	XXX	$XXX
275065420	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	HI	2/XX/2001	Refinance	Primary	XXX	$XXX
275065421	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2002	Refinance	Primary	XXX	$XXX
275065422	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is 30 days prior to the note date. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
275065423	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	HUD1, not signed or stamped	NV	8/XX/2004	Refinance	Primary	XXX	$XXX
275065424	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	ME	7/XX/2002	Purchase	Primary	XXX	$XXX
275065425	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of  9/XX/2004 which is 30 days prior to the note date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	PA	10/XX/2004	Refinance	Primary	XXX	$XXX
275065426	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NY	11/XX/2003	Refinance	Primary	XXX	$XXX
275065427	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/03: No itemization in file but it appears lender did not include attorney fees in prepaid finance charges	Yes	Yes	Final HUD1	KY	6/XX/2006	Refinance	Primary	XXX	$XXX
275065428	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) Initial TIL not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	NV	11/XX/2005	Purchase	Primary	XXX	$XXX
275065429	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003 12:00:00 AM, prior to three (3) business days from transaction date of 11/XX/2003 12:00:00 AM. - EV2		Yes	Yes	Final HUD1	NJ	11/XX/2003	Refinance	Primary	XXX	$XXX
275065430	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CT	11/XX/2004	Refinance	Primary	XXX	$XXX
275065431	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	10/XX/2006	Purchase	Primary	XXX	$XXX
275065432	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/03: Verified.	Yes	Yes	Final HUD1	NJ	4/XX/2005	Refinance	Primary	XXX	$XXX
275065433	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

									*** (OPEN) RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2		Yes	Yes	Final HUD1	CA	5/XX/2013	Refinance	Primary	XXX	$XXX
275065434	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
275065435	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	3/XX/2008	Refinance	Primary	XXX	$XXX
275065436	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial TIL not provided - EV2		Yes	Yes	Final HUD1	TX	2/XX/2008	Purchase	Primary	XXX	$XXX
275065438	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		Yes	Yes	Final HUD1	NV	5/XX/2007	Refinance	Primary	XXX	$XXX
275065439	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. COMMENT: 2016/XX/03: Facta from origination is not in file.	No	Yes	Final HUD1	FL	2/XX/2008	Refinance	Investment	XXX	$XXX
275065440	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/02: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NY	5/XX/2008	Purchase	Primary	XXX	$XXX
275065437	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	GA	7/XX/2003	Refinance	Primary	XXX	$XXX
275065443	XXX	XXX	XXX	2				2	*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 4/XX/2006 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2006	Purchase	Primary	XXX	$XXX
275065444	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/11: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	KY	9/XX/1998	Purchase	Primary	XXX	$XXX
275065445	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Unable to Test Right To Cancel due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2016/XX/14: File only contains Note, Mortgage and Final Title Policy. Insufficient documents to complete compliance.	Yes	No	Missing	CA	2/XX/2007			XXX	$XXX
275065446	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2016/XX/17: File only contains Note, Mortgage and Final Title. Insufficient documents to complete compliance.	No	No	Missing	MI	4/XX/2003			XXX	$XXX
275065447	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	Yes	HUD1, not signed or stamped	VA	8/XX/2006	Refinance	Primary	XXX	$XXX
275065448	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/XX/2004 which is the consummation date.  A 1 month lookback was used to determine this application date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MI	3/XX/2004	Refinance	Primary	XXX	$XXX
275065449	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2007 which is 1 month(s) prior to consummation.  A 3 month lookback was used to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		No	Yes	Final HUD1	NY	3/XX/2007	Purchase	Primary	XXX	$XXX
275065450	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
275065451	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	FL	2/XX/2005	Construction-Permanent	Primary	XXX	$XXX
275065452	XXX	XXX	XXX	2				2	*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		Yes	Yes	Final HUD1	VA	2/XX/2004	Refinance	Primary	XXX	$XXX
275065453	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	PA	1/XX/2007	Refinance	Primary	XXX	$XXX
275065454	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	NY	9/XX/2005	Purchase	Primary	XXX	$XXX
275065455	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2016/XX/14: Unable to determine if POA fee is required by lender or for purpose excludable from finance charge, therefore, treated conservatively as prepaid finance charge.	Yes	Yes	Final HUD1	NJ	8/XX/2006	Refinance	Primary	XXX	$XXX
275065456	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. - EV2		Yes	Yes	Final HUD1	IN	12/XX/2006	Refinance	Primary	XXX	$XXX
275065457	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
275065458	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2009 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2009	Purchase	Primary	XXX	$XXX
275065459	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NH	12/XX/2012	Refinance	Primary	XXX	$XXX
275065460	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		No	Yes	Final HUD1	OH	11/XX/2004	Purchase	Primary	XXX	$XXX
275065461	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	WI	3/XX/2005	Purchase	Primary	XXX	$XXX
275065462	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2003 which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	WI	2/XX/2003	Refinance	Primary	XXX	$XXX
275065465	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MI	10/XX/2002	Refinance	Primary	XXX	$XXX
275065467	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NY	4/XX/2003	Refinance	Primary	XXX	$XXX
275065464	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	MA	5/XX/2004	Refinance	Second Home	XXX	$XXX
275065468	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		No	Yes	Final HUD1	VA	5/XX/2005	Purchase	Primary	XXX	$XXX
275065463	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	CA	6/XX/2004	Refinance	Primary	XXX	$XXX
275065466	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NY	4/XX/2003	Refinance	Primary	XXX	$XXX
275065469	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. The final date used for testing was 6/XX/2000. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/06: LIt appears lender did not include the $XXX attorney fee.	No	Yes	Final HUD1	GA	12/XX/2000	Purchase	Primary	XXX	$XXX
275065470	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. $XXX Seller credit for closing costs not applied due to missing itemization.	No	Yes	Final HUD1	FL	3/XX/2008	Purchase	Primary	XXX	$XXX
275065472	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2005. - EV2		Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
275065473	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2006. - EV2		Yes	Yes	Final HUD1	UT	2/XX/2007	Purchase	Primary	XXX	$XXX
275065474	XXX	XXX	XXX	1		*** (OPEN) Title: Evidence of title is missing - EV3	*** (OPEN) Title: Evidence of title is missing COMMENT: 2017/XX/10: File does not contain either Preliminary or Final Title	1			Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
275065475	XXX	XXX	XXX	2	2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	GA	1/XX/2007	Refinance	Primary	XXX	$XXX
275065476	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 1/XX/2006, prior to three (3) business days from transaction date of 1/XX/2006. - EV2		Yes	Yes	Final HUD1	NY	1/XX/2006	Refinance	Primary	XXX	$XXX
275065477	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/XX/2007. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	HUD1, not signed or stamped	OH	3/XX/2007	Refinance	Primary	XXX	$XXX
275065478	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/XX/2003. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	AL	10/XX/2003	Refinance	Primary	XXX	$XXX
275065479	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 2/XX/2007. - EV2		No	Yes	Final HUD1	NY	3/XX/2007	Purchase	Primary	XXX	$XXX
275065480	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/XX/2003. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	NJ	7/XX/2003	Refinance	Primary	XXX	$XXX
275065481	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/14: TIL itemization did not disclose an escrow service fee of $XXX as a prepaid finance charge.	Yes	Yes	Final HUD1	NY	5/XX/2006	Refinance	Primary	XXX	$XXX
275065482	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2012. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/18: Unable to determine reason for under disclosure due to missing TIL itemization.	No	Yes	Final HUD1	PA	5/XX/2013	Refinance	Second Home	XXX	$XXX
275065483	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 9/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 7/XX/2003. - EV2		Yes	Yes	Final HUD1	GA	10/XX/2003	Refinance	Primary	XXX	$XXX
275065484	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/17: TIL itemization did not disclose a Closing Protection Letter of $XXX Flood Cert of $XXX a settlement fee of $XXX a tax certificate fee of $XXX and two recording/downdate/courier fees totaling $XXX as a prepaid finance charges.	Yes	Yes	Final HUD1	LA	5/XX/2005	Refinance	Primary	XXX	$XXX
275065485	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	NC	8/XX/2006	Purchase	Primary	XXX	$XXX
275065486	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
275065487	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
275065488	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

									*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2012	Refinance	Primary	XXX	$XXX
275065489	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		Yes	Yes	Final HUD1	WA	3/XX/2011	Refinance	Primary	XXX	$XXX
275065490	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 6/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 1/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	7/XX/2007	Purchase	Primary	XXX	$XXX
275065492	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2017/XX/18: Late charge not allowed per state (OH) - max late charge for OH is 5% - note states 6%	Yes	Yes	Final HUD1	OH	2/XX/2007	Refinance	Primary	XXX	$XXX
275065493	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2006. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	VA	11/XX/2006	Refinance	Primary	XXX	$XXX
275065495	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 4/XX/2005. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
275065496	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/07: Lender failed to disclose $XXX courier fee as prepaid finance charge, verified fees to itemization of amount financed.	Yes	Yes	Final HUD1	WI	3/XX/2007	Refinance	Primary	XXX	$XXX
275065499	XXX	XXX	XXX	2	*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Title: Evidence of title is missing COMMENT: 2017/XX/14: File does not contain either Preliminary or Final Title	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		No	No	HELOC Agreement	FL	6/XX/2004	Refinance	Primary	XXX	$XXX
275065500	XXX	XXX	XXX	2	*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Title: Evidence of title is missing COMMENT: 2017/XX/14: File does not contain either Preliminary or Final Title	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 8/XX/2004. - EV2		No	No	HELOC Agreement	FL	2/XX/2005	Refinance	Investment	XXX	$XXX
275065501	XXX	XXX	XXX	3	*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Title: Evidence of title is missing COMMENT: 2017/XX/15: File does not contain either Preliminary or Final Title.	3	*** (OPEN) (Missing Data) Last Transaction Date : Last Transaction Date was not provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information. - EV2		Yes	No	HELOC Agreement	MA	5/XX/2006	Refinance	Primary	XXX	$XXX
275065494	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2017/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	CO	12/XX/2006	Purchase	Primary	XXX	$XXX
275065497	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	10/XX/2007	Purchase	Primary	XXX	$XXX
275065498	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
275065491	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
275065502	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NC	4/XX/2002	Purchase	Primary	XXX	$XXX
275065503	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TX	3/XX/2001	Purchase	Primary	XXX	$XXX
275065815	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Issue: Derogatory rental history outside of credit guidelines - EV2 *** (WAIVED) Guideline Requirement: Available for Reserves discrepancy. - EV2 *** (CLEARED) Missing Document: Asset Documentation not provided - EV1 *** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided - EV1	*** (WAIVED) Guideline Issue: Derogatory rental history outside of credit guidelines
COMMENT: 2017/XX/28: 1 x 30 > 0 x 30 max XXXX Statement program.  Lender's Credit Risk Summary & Exception Approval in file.  Compensating factors: Credit score, Residual income and Stable employment history

*** (WAIVED) Guideline Requirement: Available for Reserves discrepancy.
COMMENT: 2017/XX/28: $XXX < $XXX ($XXX subject + $XXX for 2 financed properties) XXXX Statement program.  Lender makes exception for 5 months < 6 months. Lender's Credit Risk Summary & Exception Approval in file.  Compensating factors: Credit score, Residual income and Stable employment history

*** (CLEARED) Missing Document: Asset Documentation not provided
COMMENT: 2017/XX/01: 100% access to bank accounts held joint with non-borrowing spouse (p 71) is not signed by spouse

*** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided
COMMENT: 2017/XX/01: Letter of explanation regarding inquires per credit report is missing Borrower's signaure (p 23)	2	*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2

									*** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.85320% or Final Disclosure APR of 6.90400% is in excess of allowable threshold of APOR 3.71% + 2.5%, or 6.21000%. Compliant Higher Priced Mortgage Loan. - EV1	*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. COMMENT: 2017/XX/01: HOA dues in Section C should be in Section H.	Yes	No		FL	7/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065504	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2008	Refinance	Primary	XXX	$XXX
275065812	XXX	XXX	XXX	1	1	*** (CLEARED) Credit Exception: - EV1	*** (CLEARED) Credit Exception: COMMENT: 2017/XX/09: Gap/Credit refresh within 10 days of closing was not provided.	1	*** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017) - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017) - EV1

*** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.78520% or Final Disclosure APR of 8.79200% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%.  Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.78520% or Final Disclosure APR of 8.79200% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%.  Non-Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/09/XX/2017) - EV1	*** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)
COMMENT: 2017/XX/09: Verification of Borrower's receipt of the appraisal was not provided.

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)
COMMENT: 2017/XX/09: Verification of Borrower's receipt of the appraisal was not provided.

*** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.78520% or Final Disclosure APR of 8.79200% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%.  Compliant Higher Priced Mortgage Loan.
COMMENT: 2017/XX/09: Compliance testing conducted following exception clearing changed loan from non-compliant HPML to compliant HPML. New exception opened for compliant HPML.

*** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.78520% or Final Disclosure APR of 8.79200% is in excess of allowable threshold of APOR 4.01% + 1.5%, or 5.51000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2017/XX/09: Compliance report indicates higher priced alert.

*** (CLEARED) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2017)
										COMMENT: 2017/XX/09: Verification of Borrower's receipt of the loan estimate provided on 09/XX/2017 was not provided.	Yes	No		SC	9/XX/2017	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065816	XXX	XXX	XXX	2	1	*** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2

*** (CURED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/10/XX/2017) - EV2

*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. - EV1	*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
COMMENT: 2017/XX/10: $XXX HOA Dues and $XXX HOA Transfer fees disclosed in Section C vs Section H on Closing Disclosure

*** (CURED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/XX/XX/2017)
										COMMENT: 2017/XX/10: $XXX HOA Dues - 3rd Quarter	Yes	No		FL	10/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065813	XXX	XXX	XXX	2	1	2	*** (WAIVED) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (WAIVED) TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan contains a Demand Feature. (Final/07/XX/2017) - EV2

*** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/XX/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/07/XX/2017) - EV2

*** (CURED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/XX/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/07/XX/2017) - EV2

*** (WAIVED) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/07/XX/2017) - EV2

*** (WAIVED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/07/XX/2017) - EV2	*** (WAIVED) TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 incorrectly disclosed whether the loan contains a Demand Feature. (Final/XX/XX/2017)
COMMENT: 2017/XX/31: Per the Note, Demand feature is permissible.

*** (WAIVED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/XX/2017 did not disclose number of months for homeowner's insurance under Prepaids. (Final/XX/XX/2017)
COMMENT: 2017/XX/08: Corrected CD provided.

*** (WAIVED) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/XX/XX/2017)
COMMENT: 2017/XX/02: Lender Contact and Contact NMLS ID were not provided on Final CD.

*** (WAIVED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/XX/XX/2017)
										COMMENT: 2017/XX/31: TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total $XXX while closing CD seller's fees total $XXX.	Yes	No		CT	7/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065514	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 10.60000% is underdisclosed from calculated APR of 11.16561% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1995. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	CA	9/XX/1995	Refinance	Primary	XXX	$XXX
275065566	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/27: TIL Itemization did not include $XXX Settlement or Closing Fee at Prepaid finance charge	No	Yes	Final HUD1	NC	4/XX/2006	Purchase	Primary	XXX	$XXX
275065568	XXX	XXX	XXX	2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		Yes	Yes	Final HUD1	NY	11/XX/2003	Purchase	Primary	XXX	$XXX
275065569	XXX	XXX	XXX	2	2	*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2017/XX/27: Late charge not allowed per state (NJ) - max late charge for NJ is 4% prior to 11/XX/2003 - note states 5% and is dated 6/XX/2003.	Yes	Yes	Final HUD1	NJ	6/XX/2003	Refinance	Primary	XXX	$XXX
275065565	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2009. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2009	Refinance	Primary	XXX	$XXX
275065567	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.69620% is underdisclosed from calculated APR of 5.87802% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/27: TIL itemization did not disclose a Processing Fee of $XXX, a Settlement/Closing fee of $XXX, a courier fee of $XXX, an underwriting fee of $XXX and a wire fee of $XXX as prepaid finance charges	Yes	Yes	Final HUD1	MO	2/XX/2004	Refinance	Primary	XXX	$XXX
275065524	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MI	3/XX/2001	Refinance	Primary	XXX	$XXX
275065525	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/20: Calculated Finance Charge is $XXX	Yes	Yes	Final HUD1	CA	6/XX/2004	Refinance	Primary	XXX	$XXX
275065526	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NY	1/XX/2005	Refinance	Primary	XXX	$XXX
275065527	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	Yes	Final HUD1	NC	2/XX/2006	Purchase	Primary	XXX	$XXX
275065528	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
275065529	XXX	XXX	XXX	2				2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	Yes	Final HUD1	MI	4/XX/2004	Refinance	Primary	XXX	$XXX
275065530	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.48100% is underdisclosed from calculated APR of 8.78038% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/20: Under-disclosure appears to be primarily due to buydown fee of $XXX indicated on HUD to be Lender Funded but then next to the fee it has "b" which typically indicates paid by borrower. Appears to be error on the HUD.	No	Yes	Final HUD1	MI	11/XX/1999	Purchase	Primary	XXX	$XXX
275065531	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/20: TIL itemization did not disclose a Flood cert fee of $XXX, a Settlement fee of $XXX a Tax Service fee of $XXX a Title courier fee of $XXX , and a Wire fee of $XXX as prepaid finance charges	Yes	Yes	Final HUD1	FL	5/XX/2005	Refinance	Primary	XXX	$XXX
275065532	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	FL	6/XX/2003	Purchase	Primary	XXX	$XXX
275065533	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.29800% is underdisclosed from calculated APR of 6.49021% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/20: The itemization of amount financed shows the lender subtracted $XXX from the prepaid finance charges due to a seller credit.	Yes	Yes	Final HUD1	TX	12/XX/2007	Purchase	Primary	XXX	$XXX
275065534	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			No	Yes	Final HUD1	OH	8/XX/2003	Purchase	Primary	XXX	$XXX
275065535	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	WA	3/XX/2008	Refinance	Primary	XXX	$XXX
275065536	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	WI	9/XX/2006	Refinance	Primary	XXX	$XXX
275065537	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	FL	3/XX/2004	Purchase	Primary	XXX	$XXX
275065539	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		No	Yes	Final HUD1	OH	5/XX/2003	Purchase	Primary	XXX	$XXX
275065540	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		No	Yes	Final HUD1	LA	9/XX/2006	Purchase	Primary	XXX	$XXX
275065541	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	KS	9/XX/2009	Refinance	Primary	XXX	$XXX
275065542	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2009. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	8/XX/2009	Refinance	Primary	XXX	$XXX
275065543	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	NE	11/XX/2010	Purchase	Primary	XXX	$XXX
275065545	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2017/XX/20: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	CA	12/XX/2004	Refinance	Primary	XXX	$XXX
275065546	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	12/XX/2006	Refinance	Primary	XXX	$XXX
275065547	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. - EV2		No	Yes	Final HUD1	NC	2/XX/2002	Refinance	Investment	XXX	$XXX
275065548	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
275065549	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	KY	4/XX/2009	Refinance	Primary	XXX	$XXX
275065550	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	TX	5/XX/2006	Purchase	Primary	XXX	$XXX
275065551	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2017/XX/21: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%	No	Yes	Final HUD1	NY	1/XX/2006	Purchase	Primary	XXX	$XXX
275065552	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.83200% is underdisclosed from calculated APR of 7.96778% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2000, prior to three (3) business days from transaction date of 01/XX/2000. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/21: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	IN	1/XX/2000	Refinance	Primary	XXX	$XXX
275065553	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	OH	8/XX/2004	Purchase	Primary	XXX	$XXX
275065554	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	7/XX/2007	Refinance	Primary	XXX	$XXX
275065555	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/21: Unable to determine the reason for under disclosure due to missing TIL itemization.	No	Yes	Final HUD1	TN	11/XX/2002	Purchase	Primary	XXX	$XXX
275065556	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/21: Finance charge under disclosed by $XXX due to Closing/Settlement fee of $XXX not being disclosed on the TIL Itemization.

*** (OPEN) New Jersey First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2017/XX/21: Late charge on Note of 5% exceeds the NJ State maximum of 4%.	Yes	Yes	Final HUD1	NJ	4/XX/2003	Refinance	Primary	XXX	$XXX
275065557	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. - EV2		Yes	Yes	Final HUD1	MI	5/XX/2004	Refinance	Primary	XXX	$XXX
275065558	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	IN	10/XX/2002	Purchase	Primary	XXX	$XXX
275065560	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
275065561	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2002	Refinance	Primary	XXX	$XXX
275065562	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/24: TIL Itemization did not disclose the courier fees of $XXX and $XXX and disclosed the settlement fee as $XXX instead of $XXX.	Yes	Yes	Final HUD1	CT	2/XX/2002	Refinance	Primary	XXX	$XXX
275065563	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	CT	4/XX/2004	Refinance	Primary	XXX	$XXX
275065809	XXX	XXX	XXX	2	1	2	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2017) - EV2

*** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV1

*** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV1

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Monthly Payment - Interest-Only: Ability-to-Repay (Dodd-Frank 2014): Improper calculation method used for Non QM qualifying monthly payment (interest-only loan with no balloon payment due within first five (5) years). - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV1

*** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV1	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/2017)
COMMENT: 2017/XX/13: Note is assumable and Closing Disclosure reflects loan is not assumable.

*** (CLEARED) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2017/XX/12: Initial disclosure not provided.

*** (CLEARED) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
COMMENT: 2017/XX/12: Initial disclosure not provided.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2017/XX/08: Improper calculation method used for Non QM qualifying monthly payment

*** (CLEARED) General Ability To Repay Provision Monthly Payment - Interest-Only: Ability-to-Repay (Dodd-Frank 2014): Improper calculation method used for Non QM qualifying monthly payment (interest-only loan with no balloon payment due within first five (5) years).
COMMENT: 2017/XX/08: Improper calculation method used for Non QM qualifying monthly payment

*** (CLEARED) Missing Document: Missing Lender's Initial 1003
COMMENT: 2017/XX/12: Missing Signed Initial 1003; File does not contain an initial 1003.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2017/XX/08: Improper calculation method used for Non QM qualifying monthly payment

*** (CLEARED) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
										COMMENT: 2017/XX/12: Initial disclosure not provided.	Yes	No		CA	11/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065810	XXX	XXX	XXX	2	2	*** (WAIVED) Bank Statement program requires a P&L Statement AND Business Bank Statements in addition to Personal Bank Statements. Required income documents are missing. - EV2 *** (CLEARED) Hazard Insurance Policy expires within 90 days of the Note Date. - EV1 *** (CLEARED) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 937.00 - EV1	*** (WAIVED) Bank Statement program requires a P&L Statement AND Business Bank Statements in addition to Personal Bank Statements. Required income documents are missing. COMMENT: 2018/XX/17: Exception approved to utilize second Business account with less than 24 months history to validate P&L within tolerance with a compensating factor of residual income of $XXX and DTI of 40.59% with greater than 6 months reserves.	2	*** (WAIVED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2017) - EV2

*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/12/XX/2017) - EV2

*** (CLEARED) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2017 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/12/XX/2017) - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/12/XX/2017) - EV1

*** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/12/XX/2017) - EV1

*** (CLEARED) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2017 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/12/XX/2017) - EV1

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2017) - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520) - EV1	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2017 incorrectly disclosed whether the loan allows for Assumption. (Final/12/XX/2017)
COMMENT: 2018/XX/19: Note is assumable and Closing Disclosure reflects loan is not assumable.

*** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/12/XX/2017)
COMMENT: 2018/XX/19: The CD reflects 113.217% whereas actual is 111.116% using an index value of 1.88428%, the lowest available in the lookback period.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
										COMMENT: 2018/XX/17: Fee was moved from Sec. C on the LE to B on the final CD	Yes	No		WI	12/XX/2017	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065378	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2 *** (CLEARED) Credit Exception: - EV1 *** (CLEARED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV1 *** (CLEARED) Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2018 - EV1	*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2018/XX/11: Exception approval in file. Compensating factor of residual income > $XXX, however borrower does not meet the requirement of 12 months reserves. *** (CLEARED) Credit Exception: COMMENT: 2018/XX/09: Missing compliance report. *** (CLEARED) Credit Exception: COMMENT: 2018/XX/09: Missing signed XXXX Form. The form in file is not signed.	2	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/04/XX/2018) - EV2

*** (CURED) TRID Final Closing Disclosure Prepaid Other 1 Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2018 did not disclose number of months for Delinquent Taxes under Prepaids. (Final/04/XX/2018) - EV2

*** (CURED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/XX/2018) - EV2

*** (CURED) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/04/XX/2018) - EV2

*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2

*** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2018) - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2018, prior to three (3) business days from transaction date of 04/XX/2018. - EV1

*** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/XX/2018) - EV1

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2018) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103) - EV1	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/04/XX/2018)
COMMENT: 2018/XX/14: The final CD discloses the loan is not assumable, the note contains assumption language.

*** (CURED) TRID Final Closing Disclosure Prepaid Other 1 Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2018 did not disclose number of months for Delinquent Taxes under Prepaids. (Final/04/XX/2018)
COMMENT: 2018/XX/10: Delinquent taxes should be in the Payoffs and Payments section on page 3.

*** (CURED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/XX/2018)
COMMENT: 2018/XX/10: Disclosure reflects TIP of 119.426% but calculated TIP is 117.278%.

*** (CURED) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/04/XX/2018)
COMMENT: 2018/XX/10: Disclosure does not reflect an amount for Closing Costs Financed in the Calculating Cash to Close table on page 3 of the CD.

*** (CURED) TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
COMMENT: 2018/XX/10: Delinquent property taxes are reflected in Section F.  Delinquent taxes should be in the Payoffs and Payments section on page 3.

*** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2018)
COMMENT: 2018/XX/10: Missing evidence borrower was provided copies of all valuations at closing.

*** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/XX/2018)
COMMENT: 2018/XX/10: Documents dated 04/XX/18 but loan was signed 04/XX/18.

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2018)
COMMENT: 2018/XX/10: Information not provided

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
										COMMENT: 2018/XX/10: Fee was not disclosed on Loan Estimate.	Yes	No		CA	4/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065523	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/11: TIL appears to be final but not signed nor initialed by borrower.	Yes	Yes	Final HUD1	TX	12/XX/2007	Purchase	Primary	XXX	$XXX
275065571	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank COMMENT: 2018/XX/25: TIL appears to be final but not signed nor initialed by borrower.	Yes	Yes	Final HUD1	IL	8/XX/2008	Refinance	Primary	XXX	$XXX
275065572	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		No	No	HELOC Agreement	MD	8/XX/2006	Refinance	Second Home	XXX	$XXX
275065379	XXX	XXX	XXX	2	1	*** (CLEARED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV1 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	*** (CLEARED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. COMMENT: 2018/XX/10: The appraisal report/inspection date was 03/XX/2018. *** (CLEARED) Missing Document: Missing Final 1003 COMMENT: 2018/XX/11: Missing final 1003.	2	*** (WAIVED) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/05/XX/2018) - EV2

*** (WAIVED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/05/XX/2018) - EV2

*** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV1

*** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.03910% or Final Disclosure APR of 7.09500% is in excess of allowable threshold of APOR 4.43% + 1.5%, or 5.93000%.  Non-Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV1

*** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/XX/2018) - EV1

*** (CLEARED) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2018) - EV1	*** (WAIVED) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/XX/XX/2018)
COMMENT: 2018/XX/15: The Lender's contact person name and Contact person's NMLS ID was not provided.

*** (WAIVED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/XX/XX/2018)
COMMENT: 2018/XX/11: ADDED 06/XX/2018 following receipt of Seller Cd in trailing documents.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2018/XX/11: List provided 04/XX/18 versus initial application date of 3/XX/18.

*** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/XX/XX/2018)
COMMENT: 2018/XX/14: The CD reflects 5/XX/18 whereas the notary date on the security instrument is 5/XX/18.

*** (CLEARED) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/2018)
										COMMENT: 2018/XX/11: Per Final CD seller paid fees were $XXX and the loan file did not contain a legible seller CD.	Yes	No		CA	5/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065814	XXX	XXX	XXX	1	1	*** (CLEARED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV1	*** (CLEARED) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. COMMENT: 2017/XX/29: XXX	1	*** (CLEARED) (Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided): Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower - EV1

*** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement): Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling. - EV1

*** (CLEARED) (Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge): Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days. - EV1

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.30735% is in excess of the allowable maximum of  5.00000% of the Federal Total Loan Amount. Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .30735%).  Non-Compliant High Cost Loan. - EV1

									*** (CLEARED) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction. - EV1		Yes	No		FL	8/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065811	XXX	XXX	XXX	1	1	*** (CLEARED) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Money Markets / Account Number: XXX - EV1 *** (CLEARED) Missing Document: Other not provided - EV1 *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV1	*** (CLEARED) Guideline Issue: Insufficient asset documentation.: Financial Institution: XXX // Account Type: Money Markets / Account Number: XXX
COMMENT: 2018/XX/09: Guidelines require 60 day seasoning, file has statement verifying funds from 1/XX/2018 to 1/XX/2018.

*** (CLEARED) Missing Document: Other not provided
COMMENT: 2018/XX/01: Missing Automatic Debt Payment Agreement   and signed IRS form W-8BEN as required on Foreign National programs.

*** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
							COMMENT: 2018/XX/27: Missing letter of reference verifying $XXX PITI and 0x30x24 history for borrower's primary residence as required on Foreign National program.	1			No	No		FL	1/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
275065573	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
275065574	XXX	XXX	XXX	2	2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009. - EV2		Yes	Yes	Final HUD1	FL	7/XX/2009	Refinance	Primary	XXX	$XXX
275065575	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	PA	5/XX/2007	Purchase	Primary	XXX	$XXX
275065576	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing information. State compliance testing is unreliable. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	KS	10/XX/2004	UTD	Primary	XXX	$XXX
275065577	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NJ	8/XX/2006	Purchase	Primary	XXX	$XXX
275065578	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	MI	3/XX/2001	Purchase	Primary	XXX	$XXX
275065579	XXX	XXX	XXX	1		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2018/XX/22: File does not contain either Preliminary or Final Title.	1			Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
275065580	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		No	Yes	Final HUD1	FL	12/XX/2003	Purchase	Primary	XXX	$XXX
275065581	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/23: Unable to determine under disclosure, due to missing itemization of amount financed.	No	Yes	Final HUD1	WA	1/XX/2005	Purchase	Primary	XXX	$XXX
275065582	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2008	Purchase	Primary	XXX	$XXX
275065583	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	10/XX/2005	Refinance	Primary	XXX	$XXX
275065584	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		Yes	Yes	Final HUD1	PA	6/XX/2006	Refinance	Primary	XXX	$XXX
275065585	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	IL	2/XX/2006	Refinance	Primary	XXX	$XXX
275065586	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		Yes	Yes	HUD1, not signed or stamped	NC	1/XX/2006	Refinance	Primary	XXX	$XXX
275065587	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	IN	12/XX/2002	Refinance	Primary	XXX	$XXX
275065588	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	WA	11/XX/2005	Refinance	Investment	XXX	$XXX
275065589	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	12/XX/2004	Refinance	Primary	XXX	$XXX
275065590	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2		Yes	Yes	Estimated HUD1	OR	10/XX/2006	Refinance	Primary	XXX	$XXX
275065591	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2018/XX/26: File only contains Mortgage and Preliminary Title. Insufficient documents to complete compliance.		No	Missing	FL	12/XX/2005	UTD	UTD	XXX	$XXX
275065592	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2		Yes	Yes	Final HUD1	PA	4/XX/2005	Refinance	Primary	XXX	$XXX
275065594	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
275065595	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
275065596	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
275065597	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/28: Final Truth in Lending statement was not signed by non-borrowing co-owner.	Yes	Yes	Final HUD1	NY	4/XX/2006	Refinance	Primary	XXX	$XXX
275065598	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NJ	5/XX/2001	Refinance	Primary	XXX	$XXX
275065442	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	Yes	Title Co. Closing Statement	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
275065599	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
275065600	XXX	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		Yes	Yes	Final HUD1	NC	6/XX/2006	Refinance	Primary	XXX	$XXX
275065593	XXX	XXX	XXX	3	1	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
										COMMENT: 2018/XX/04: Please attest lender originated file as High Priced.	Yes	Yes	Final HUD1	IL	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
275065381	XXX	XXX	XXX	1	1			1			No	Yes	Final HUD1	FL	4/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
275065818	XXX	XXX	XXX	2	1	*** (CLEARED) Credit Exception: - EV1 *** (CLEARED) Income Docs Missing: - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1	*** (CLEARED) Credit Exception:
COMMENT: 2018/XX/15: Gap/Credit refresh report within 10 calendar days of closing not provided.

*** (CLEARED) Income Docs Missing:
COMMENT: 2018/XX/15: Missing 3rd party verification within 10 calendar days of closing for business XXX.  VOE in file states verification was done on 07/XX/2018 via CPA letter, however, the file does not contain a CPA letter dated within this time frame and no other 3rd party verification provided.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2018/XX/15: Missing 3rd party verification within 10 calendar days of closing for business XXX. VOE in file states verification was done on 07/XX/2018 via CPA letter, however, the file does not contain a CPA letter dated within this time frame and no other 3rd party verification provided.	2	*** (CURED) TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 incorrectly disclosed whether the loan contains a Demand Feature. (Final/07/XX/2018) - EV2

*** (CURED) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 incorrectly disclosed whether the loan allows for Partial Payments. (Final/07/XX/2018) - EV2

*** (WAIVED) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/07/XX/2018) - EV2

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2018) - EV1

*** (CLEARED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers. - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7325) - EV1	*** (CURED) TRID Final Closing Disclosure Demand Feature: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 incorrectly disclosed whether the loan contains a Demand Feature. (Final/07/XX/2018)
COMMENT: 2018/XX/17: No box checked on the CD.

*** (CURED) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2018 incorrectly disclosed whether the loan allows for Partial Payments. (Final/07/XX/2018)
COMMENT: 2018/XX/17: No box for payments checked on CD.

*** (WAIVED) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/07/XX/2018)
COMMENT: 2018/XX/17: Closing costs financed were not disclosed on Final CD.
Corrected PC CD issued on 08/XX/2018 reflects correct amount.

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2018)
COMMENT: 2018/XX/16: Due to missing revised LE and COC form.

*** (CLEARED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.
COMMENT: 2018/XX/16: SSPL not found in the loan file.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
										COMMENT: 2018/XX/16: Missing revised LE issued 07/XX/2018 and COC form.	Yes	No		HI	7/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065817	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Issue: Bankruptcy timeline outside of credit guidelines - EV2 *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1	*** (WAIVED) Guideline Issue: Bankruptcy timeline outside of credit guidelines COMMENT: 2018/XX/07: Chapter 11 Bankruptcy paid at closing. Guidelines require discharge prior to closing. The file contains a lender exception, however, the borrower does not have 25 mos. reserves as indicated in compensating factors due to expired asset statements. The borrower has 6.56 mos. verified reserves. *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2018/XX/07: Using a 2 year average of co-borrower's bonus income per guidelines results in a DTI of 47%.	2	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/08/XX/2018) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/2018)
COMMENT: 2018/XX/11: The final CD discloses the loan is not assumable, the note contains assumption language.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2018/XX/07: DTI

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
										COMMENT: 2018/XX/07: DTI	Yes	No		CA	8/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065417	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
275065441	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	Yes	Final HUD1	AZ	1/XX/2006	Refinance	Primary	XXX	$XXX
275065538	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NC	3/XX/2008	Refinance	Primary	XXX	$XXX
275065544	XXX	XXX	XXX	2	2	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	TX	9/XX/2005	Refinance	Primary	XXX	$XXX
275065559	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	8/XX/2003	Refinance	Primary	XXX	$XXX
275065564	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/24: Unable to determine the under disclosure due to the missing TIL Itemization of Amount Financed.	No	Yes	Final HUD1	FL	12/XX/2007	Purchase	Primary	XXX	$XXX
275065570	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
275065602	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	FL	6/XX/2005	Refinance	Primary	XXX	$XXX
275065603	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.26000% is underdisclosed from calculated APR of 5.97749% outside of 0.125% tolerance. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/19: It appears the lender used an index lower than 3.74060%, which is the lowest rate in the look back period. Unable to identify which is correct index due to missing source document.	Yes	Yes	Final HUD1	GA	6/XX/2005	Purchase	Primary	XXX	$XXX
275065604	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NJ	9/XX/2006	Refinance	Primary	XXX	$XXX
275065605	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	CA	4/XX/2008	UTD	UTD	XXX	$XXX
275065606	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	AZ	3/XX/2008	Refinance	Primary	XXX	$XXX
275065607	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	VA	3/XX/2006	Refinance	Investment	XXX	$XXX
275065608	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/22: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
275065609	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2005	Refinance	Primary	XXX	$XXX
275065610	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		No	Yes	Final HUD1	MI	2/XX/2004	Purchase	Primary	XXX	$XXX
275065611	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2		No	Yes	Final HUD1	NV	1/XX/2006	Purchase	Primary	XXX	$XXX
275065612	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	AZ	12/XX/2005	Refinance	Primary	XXX	$XXX
275065613	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	MO	4/XX/2007	Refinance	Primary	XXX	$XXX
275065614	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/22: TIL itemization does not include a Subordination Recording fee of $XXX in the prepaid amount financed.	Yes	Yes	Final HUD1	NJ	2/XX/2010	Refinance	Primary	XXX	$XXX
275065615	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	IL	10/XX/2003	Refinance	Primary	XXX	$XXX
275065616	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	MI	2/XX/2007	Refinance	Primary	XXX	$XXX
275065617	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2018/XX/22: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	AR	9/XX/2006	Purchase	Primary	XXX	$XXX
275065618	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		Yes	Yes	Final HUD1	AZ	2/XX/2013	Refinance	Primary	XXX	$XXX
275065619	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/22: Unable to determine under disclosure due to missing itemization of prepaid finance charges.	Yes	Yes	Final HUD1	TX	12/XX/2002	Refinance	Primary	XXX	$XXX
275065620	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2		Yes	Yes	Final HUD1	FL	7/XX/2011	Refinance	Primary	XXX	$XXX
275065621	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	No	Missing	SC	6/XX/2007	Refinance	Primary	XXX	$XXX
275065622	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	LA	4/XX/1998	UTD	UTD	XXX	$XXX
275065623	XXX	XXX	XXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2		Yes	No	Missing	VA	4/XX/2007	UTD	UTD	XXX	$XXX
275065624	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	2/XX/2003	Refinance	Primary	XXX	$XXX
275065625	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MO	5/XX/2005	Purchase	Primary	XXX	$XXX
275065626	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MI	7/XX/2002	Refinance	Primary	XXX	$XXX
275065627	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NY	6/XX/2003	Refinance	Primary	XXX	$XXX
275065628	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	OK	7/XX/2007	Refinance	Primary	XXX	$XXX
275065629	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CT	4/XX/2002	Refinance	Primary	XXX	$XXX
275065630	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	AL	9/XX/2009	Refinance	Primary	XXX	$XXX
275065631	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NH	10/XX/2003	Refinance	Primary	XXX	$XXX
275065632	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/24: TIL appears to be final but not signed or initialed by borrower	Yes	Yes	Final HUD1	TX	1/XX/2010	Refinance	Primary	XXX	$XXX
275065633	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	TN	9/XX/2003	Refinance	Primary	XXX	$XXX
275065634	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			No	Yes	Final HUD1	MI	11/XX/2007	Purchase	Primary	XXX	$XXX
275065635	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/23: TIL itemization does not include a Settlement fee of $XXX but does include Lenders Title insurance of $XXX in the prepaid amount financed.	Yes	Yes	Final HUD1	NC	11/XX/2012	Refinance	Primary	XXX	$XXX
275065636	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	VA	1/XX/2013	Refinance	Primary	XXX	$XXX
275065637	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Title Co. Closing Statement	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
275065638	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		Yes	Yes	Final HUD1	NJ	1/XX/2010	Refinance	Primary	XXX	$XXX
275065639	XXX	XXX	XXX	2	2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	7/XX/2006	Refinance	Primary	XXX	$XXX
275065640	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/23: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	GA	5/XX/2001	Purchase	Primary	XXX	$XXX
275065641	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	UT	7/XX/2007	Purchase	Primary	XXX	$XXX
275065642	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	VA	3/XX/2009	Refinance	Primary	XXX	$XXX
275065643	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CA	7/XX/2003	Refinance	Primary	XXX	$XXX
275065644	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NJ	1/XX/2007	Refinance	Primary	XXX	$XXX
275065645	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
275065646	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	VA	3/XX/2004	Refinance	Primary	XXX	$XXX
275065647	XXX	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
275065648	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IN	2/XX/2003	Refinance	Primary	XXX	$XXX
275065649	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	6/XX/2006	Purchase	Primary	XXX	$XXX
275065650	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
275065651	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	CA	4/XX/2001	Refinance	Primary	XXX	$XXX
275065652	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.54140% is underdisclosed from calculated APR of 5.82966% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/20: Closing instructions indicate the Index used was 3.32%. The closest Index available in our look-back period is 3.7205%.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.54140% is underdisclosed from calculated APR of 5.82966% outside of 0.125% tolerance.
										COMMENT: 2018/XX/20: Closing instructions indicate the Index used was 3.32%. The closest Index available in our look-back period is 3.7205%.	Yes	Yes	Final HUD1	GA	6/XX/2005	Purchase	Primary	XXX	$XXX
275065653	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	AL	11/XX/1998	Refinance	Primary	XXX	$XXX
275065654	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	TX	8/XX/2007	Purchase	Primary	XXX	$XXX
275065655	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NY	2/XX/2009	Refinance	Primary	XXX	$XXX
275065656	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) (Doc Error) Initial GFE not provided
COMMENT: 2018/XX/23: No GFEs in file.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/23: Unable to determine reason for under-disclosure as no Itemization of Amount Financed provided.	Yes	Yes	Final HUD1	TX	10/XX/2012	Refinance	Primary	XXX	$XXX
275065657	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	AZ	9/XX/2007	UTD	Primary	XXX	$XXX
275065658	XXX	XXX	XXX	2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/24: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Appears to be fee related	Yes	Yes	Final HUD1	WA	7/XX/2012	Refinance	Primary	XXX	$XXX
275065659	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	MI	4/XX/2012	Refinance	UTD	XXX	$XXX
275065660	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	IL	8/XX/2005	Purchase	Primary	XXX	$XXX
275065661	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	FL	5/XX/2008	Purchase	Primary	XXX	$XXX
275065662	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		Yes	Yes	Final HUD1	OR	11/XX/2004	Refinance	Primary	XXX	$XXX
275065663	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	LA	11/XX/2006	Purchase	Primary	XXX	$XXX
275065664	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.	No	Yes	Final HUD1	FL	7/XX/2003	Purchase	Primary	XXX	$XXX
275065665	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
275065666	XXX	XXX	XXX	2	2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	7/XX/2009	Refinance	Primary	XXX	$XXX
275065667	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	IA	4/XX/2004	Refinance	Primary	XXX	$XXX
275065668	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CA	5/XX/2009	Refinance	Primary	XXX	$XXX
275065669	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
275065670	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/26: Itemization did not disclose the settlement fee of $XXX and courier fee of $XXX as prepaid finance charges. Itemization over disclosed the prepaid interest by $XXX	Yes	Yes	Final HUD1	NV	2/XX/2003	Refinance	Primary	XXX	$XXX
275065671	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	TX	12/XX/2005	Purchase	Primary	XXX	$XXX
275065672	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	7/XX/2002	Refinance	Primary	XXX	$XXX
275065673	XXX	XXX	XXX	2	2	*** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2018/XX/26: A verification of employment was not located in the loan file.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/26: The Lender Fee to XXX in the amount of $XXX was not included in the Lenders Finance Charge.	Yes	Yes	Final HUD1	CO	9/XX/2008	Refinance	Primary	XXX	$XXX
275065674	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	Yes	Final HUD1	FL	8/XX/2005	Refinance	Primary	XXX	$XXX
275065675	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	WA	4/XX/2003	Refinance	Primary	XXX	$XXX
275065676	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2018/XX/26: File does not contain either Preliminary or Final Title reports	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	FL	4/XX/2003	UTD	UTD	XXX	$XXX
275065677	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	NY	2/XX/2006	Refinance	Primary	XXX	$XXX
275065678	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2002	Refinance	Primary	XXX	$XXX
275065679	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	5/XX/2003	Refinance	Primary	XXX	$XXX
275065680	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/28: There is a Lender credit on line 802 for $XXXwhich is un-itemized therefore excluded.	Yes	Yes	Final HUD1	MN	12/XX/2012	Refinance	Primary	XXX	$XXX
275065681	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002. - EV2		Yes	Yes	Final HUD1	FL	12/XX/2002	Refinance	Primary	XXX	$XXX
275065682	XXX	XXX	XXX	2	2	*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	MA	8/XX/2009	Refinance	Primary	XXX	$XXX
275065683	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	FL	9/XX/2008	Refinance	Primary	XXX	$XXX
275065684	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	1/XX/2003	Refinance	Primary	XXX	$XXX
275065685	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
275065686	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		Yes	Yes	Final HUD1	IL	8/XX/2013	Refinance	Primary	XXX	$XXX
275065687	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/29: Itemization did not disclose the settlement fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	NY	7/XX/2002	Purchase	Primary	XXX	$XXX
275065688	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.93700% is underdisclosed from calculated APR of 8.09194% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/29: TIL itemization did not disclose an attorney review fee of $XXX a commitment fee of $XXX, a title courier fee of $XXX and a wire fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	SC	11/XX/2001	Refinance	Primary	XXX	$XXX
275065689	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	TN	9/XX/2007	Purchase	Primary	XXX	$XXX
275065690	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	DE	6/XX/2008	Refinance	Primary	XXX	$XXX
275065691	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		Yes	Yes	Final HUD1	WA	10/XX/2008	Refinance	Primary	XXX	$XXX
275065692	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	DE	4/XX/2005	Purchase	Primary	XXX	$XXX
275065693	XXX	XXX	XXX	2				2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	IL	6/XX/2003	Refinance	Primary	XXX	$XXX
275065694	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/30: TIL itemization did not disclose a subordination recording fee of $XXX as a prepaid finance charge.	Yes	Yes	Final HUD1	MD	10/XX/2009	Refinance	Primary	XXX	$XXX
275065695	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	GA	10/XX/2006	Purchase	Primary	XXX	$XXX
275065696	XXX	XXX	XXX	2				2	*** (OPEN) Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649: Property insurance exceeds the replacement value of the property. - EV2		No	Yes	Final HUD1	MD	1/XX/2013	Refinance	Investment	XXX	$XXX
275065697	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/31: TIL itemization did not disclose a recording service fee of $XXX as a prepaid finance charge.	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
275065698	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
275065699	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/31: There is a Seller credit on page one of HUD for $XXX which is not itemized therefore excluded.	Yes	Yes	Final HUD1	GA	6/XX/2007	Purchase	Primary	XXX	$XXX
275065700	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2007	Purchase	Primary	XXX	$XXX
275065701	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	UT	7/XX/1998	Purchase	Primary	XXX	$XXX
275065702	XXX	XXX	XXX	2	2	*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	OH	10/XX/2007	Refinance	Primary	XXX	$XXX
275065703	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2		Yes	Yes	Final HUD1	UT	12/XX/2007	Refinance	Primary	XXX	$XXX
275065704	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2003	Purchase	Primary	XXX	$XXX
275065706	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
275065707	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/31: TIL Itemization did not disclose the $XXX settlement fee or the $XXX courier as prepaid finance charges.	No	Yes	Final HUD1	VA	9/XX/2002	Purchase	Primary	XXX	$XXX
275065708	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	TX	12/XX/2007	Purchase	Primary	XXX	$XXX
275065709	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	Yes	Final HUD1	GA	9/XX/2007	Purchase	Primary	XXX	$XXX
275065820	XXX	XXX	XXX	2	1	*** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. - EV1	2	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/10/XX/2018) - EV2

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/10/XX/2018) - EV1

*** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on 08/XX/2018 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/08/XX/2018) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/2018)
COMMENT: 2018/XX/30: Loan provides for assumption once it becomes an ARM loan. Final CD states not assumable.

*** (CLEARED) Missing Document: Missing Lender's Initial 1003
COMMENT: 2018/XX/29: The file contains evidence of an application date of 8/XX/18.  The earliest application in file is dated 9/XX/18.

*** (CLEARED) TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2018 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XX/XX/2018)
COMMENT: 2018/XX/29: Final CD TIL of 190.21100 does not match the calculated TIP of 186.63500.

*** (CLEARED) TRID Loan Estimate Esign Consent Agreement Timing: ESIGN Act - Loan Estimate provided on 08/XX/2018 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/08/XX/2018)
COMMENT: 2018/XX/29: Disclosures provided 08/XX/2018, e-sign consent disclosure signed 09/XX/2018.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
										COMMENT: 2018/XX/23: $XXX tolerance cure provided to borrower.	Yes	No		WA	10/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065819	XXX	XXX	XXX	2	1	*** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. - EV1	*** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. COMMENT: 2018/XX/20: The policy amount shown on the commitment is $XXX. The loan amount was increased to $XXX. Updated title work showing increased coverage is not in the file.	2	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/11/XX/2018) - EV2	*** (WAIVED) TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/2018)
										COMMENT: 2018/XX/19: Per the Note, the loan is assumable. CD incorrectly indicates the loan is not assumable.	Yes	No		AZ	11/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065713	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TN	2/XX/2007	Purchase	Primary	XXX	$XXX
275065726	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	TX	3/XX/2007	Refinance	UTD	XXX	$XXX
275065822	XXX	XXX	XXX	2	1	2	*** (WAIVED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (CURED) TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018) - EV2

*** (CLEARED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.13376% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .13376%). - EV1

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV1	*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2018)
COMMENT: 2018/XX/24: Lender provided a cure to the borrower in the amount of 100.00

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2018/XX/24: Received CD dated 09/XX/18 with Change of Circumstance document

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2018/XX/24: Lender provided a cure to the borrower in the amount of 100.00

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2018/XX/24: Lender did not provide a cure to the borrower	Yes	No		WA	9/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065714	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		No	Yes	Final HUD1	FL	2/XX/2007	Purchase	Primary	XXX	$XXX
275065715	XXX	XXX	XXX	2	*** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/16: TIL itemization did not disclose an Escrow Service Fee of $XXX and a Courier Fee of $XXX as prepaid finance charges.	No	Yes	Final HUD1	TX	2/XX/1998	Purchase	Primary	XXX	$XXX
275065716	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	MA	6/XX/2005	Refinance	Primary	XXX	$XXX
275065717	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	6/XX/2007	Refinance	Primary	XXX	$XXX
275065712	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	OH	5/XX/2004	Purchase	Primary	XXX	$XXX
275065719	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2		Yes	Yes	Final HUD1	OH	4/XX/2004	Refinance	Primary	XXX	$XXX
275065720	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000. - EV2		Yes	Yes	Final HUD1	NC	6/XX/2001	Refinance	Primary	XXX	$XXX
275065721	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 11/XX/2007 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Initial TIL not provided - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
275065718	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004. - EV2		Yes	Yes	Final HUD1	VA	5/XX/2004	Refinance	Primary	XXX	$XXX
275065724	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2008 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Stated APR): Truth in Lending Act (High-Cost Mortgage): Final TIL APR Threshold is exceeded by 0.02000%. Final TIL APR of 11.46000% exceeds a threshold of 11.44000% based on the US Treasury for comparable maturities of 3.44000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State High Cost) California Covered Loan (Stated APR): California Anti-Predatory Lending Statute: Final TIL APR Threshold is exceeded by 0.02000%. Final TIL APR of 11.46000% exceeds a threshold of 11.44000% based on the US Treasury for comparable maturities of 3.44000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan. - EV1

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 6 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV1

									*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1		Yes	Yes	Final HUD1	CA	10/XX/2008	Refinance	Primary	XXX	$XXX
275065722	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1		Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
275065723	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		No	Yes	Final HUD1	FL	2/XX/2006	Purchase	Primary	XXX	$XXX
275065725	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2007 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	TN	3/XX/2007	Refinance	Primary	XXX	$XXX
275065601	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Alabama Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Alabama Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2019/XX/01: Grace period of   5 days is less than minimum per state (AL ) of 10 days.

*** (OPEN) Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/01: 10 % late charge exceeds 5% maximum per state (AL)	No	No	Final HUD1	AL	7/XX/2003	Purchase	Primary	XXX	$XXX
275065727	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		Yes	Yes	HELOC Agreement	IL	6/XX/2006	Refinance	Primary	XXX	$XXX
275065728	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1998. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	NY	9/XX/1998	Purchase	Primary	XXX	$XXX
275065729	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Flood Certificate not provided - EV1		1			Yes	Yes	Final HUD1	NC	12/XX/2000	Purchase	Primary	XXX	$XXX
275065730	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
275065732	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001. - EV2		Yes	Yes	Final HUD1	TN	10/XX/2001	Refinance	Primary	XXX	$XXX
275065733	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004. - EV2		No	Yes	Final HUD1	CA	5/XX/2005	Refinance	Investment	XXX	$XXX
275065735	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2		Yes	Yes	Final HUD1	GA	9/XX/2007	Purchase	Primary	XXX	$XXX
275065734	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	IL	3/XX/2007	Purchase	Primary	XXX	$XXX
275065736	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1999. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2000, prior to three (3) business days from transaction date of 03/XX/2000. - EV2		Yes	Yes	Final HUD1	CO	3/XX/2000	Refinance	Primary	XXX	$XXX
275065737	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		No	Yes	Final HUD1	WI	3/XX/2007	Purchase	Primary	XXX	$XXX
275065745	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) RTC Error: Right to Cancel expiration date is blank. - EV2

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
275065747	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MI	9/XX/2002	Refinance	Primary	XXX	$XXX
275065751	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003. - EV2		Yes	Yes	Final HUD1	TX	3/XX/2004	Purchase	Primary	XXX	$XXX
275065752	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. - EV2		Yes	Yes	Final HUD1	MD	6/XX/2005	Refinance	Primary	XXX	$XXX
275065753	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		No	Yes	Final HUD1	TN	10/XX/2006	Purchase	Primary	XXX	$XXX
275065756	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	MO	7/XX/2007	Refinance	Primary	XXX	$XXX
275065746	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2		Yes	Yes	Title Co. Closing Statement	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
275065748	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
275065749	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
275065750	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/12: Missing both Preliminary and Final Title.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		No	Yes	Final HUD1	CA	6/XX/2007	Refinance	Investment	XXX	$XXX
275065754	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
275065755	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
275065757	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) California Prepayment Penalty ARM: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/14: It appears a lower index was used at origination. The lowest Index available within the look-back period is 5.02170%.	Yes	Yes	Final HUD1	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
275065758	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
275065759	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%. - EV2		Yes	Yes	Final HUD1	IL	7/XX/2007	Refinance	Primary	XXX	$XXX
275065760	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2

									*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance. - EV2		Yes	Yes	Final HUD1	VA	7/XX/2007	Refinance	Primary	XXX	$XXX
275065761	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	MO	7/XX/2007	Refinance	Primary	XXX	$XXX
275065762	XXX	XXX	XXX	2	*** (OPEN) Note Error: Interest rate is blank. - EV3	*** (OPEN) Note Error: Interest rate is blank. COMMENT: 2019/XX/17: Note does not provide an interest rate or payment for the permanent phase. Used margin + index for interest rate (per section B of the Note) for compliance testing purposes.	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		No	Yes	Final HUD1	CA	6/XX/2007	Construction-Permanent	Primary	XXX	$XXX
275065742	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		No	Yes	Final HUD1	CA	7/XX/2003	Refinance	Investment	XXX	$XXX
275065743	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	WI	11/XX/2004	Refinance	Primary	XXX	$XXX
275065744	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.87000% is underdisclosed from calculated APR of 7.13973% outside of 0.125% tolerance. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/26: Under disclosure due to final TIL not reflecting MI.	No	No	Missing	MD	5/XX/2007	Purchase	Primary	XXX	$XXX
275065768	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	ME	10/XX/2005	Refinance	Primary	XXX	$XXX
275065769	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2		Yes	Yes	Final HUD1	VT	12/XX/2007	Refinance	Primary	XXX	$XXX
275065770	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/11: Under disclosure is due to the lender utilizing an index value of 4.9330% per the approval, however the lowest index value available in the look back period is 5.060%. In addition, the TIL itemization did not disclose a lender fee of $XXX as a prepaid finance charge.	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
275065772	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	No	Missing	SC	11/XX/2006	Refinance	Primary	XXX	$XXX
275065773	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
275065774	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		No	Yes	Final HUD1	OR	1/XX/2003	Construction-Permanent	Primary	XXX	$XXX
275065775	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing an index value of 4.4408% per the Closing Instructions, however the lowest index value available in the lookback period is 4.431%.	No	Yes	Final HUD1	FL	7/XX/2006	Purchase	Primary	XXX	$XXX
275065776	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: It appears the lender used an index lower than 3.3258%, which is the lowest rate in the look back period.

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/14: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY ARM loan is 0% - note states 3%, 2%,1%. Lender is XXX.	Yes	Yes	Final HUD1	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
275065778	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	NC	3/XX/2012	Purchase	Primary	XXX	$XXX
275065779	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
COMMENT: 2019/XX/14: PPP Expired. Prepayment charge allowed per state (CT) – Max Prepayment charge for CT is None   - note states 6 months interest.  Lender is XXX.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing an index value of 3.3258% per the Closing Instructions, however the lowest index value available in the lookback period is 3.4783%.	Yes	Yes	Final HUD1	CT	11/XX/2005	Refinance	Primary	XXX	$XXX
275065781	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	NC	11/XX/2006	Purchase	UTD	XXX	$XXX
275065471	XXX	XXX	XXX	2	2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/22: 5% late charge exceeds 2% maximum per state (NY).	Yes	Yes	Final HUD1	NY	4/XX/2006	Refinance	Primary	XXX	$XXX
275065705	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
275065710	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	10/XX/2008	Purchase	Primary	XXX	$XXX
275065711	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	FL	12/XX/2005	Purchase	Primary	XXX	$XXX
275065782	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		No	Yes	Final HUD1	MI	11/XX/1999	Purchase	Primary	XXX	$XXX
275065783	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/21: The Lender's TIL reflects MI dropping off after 125 months, however, the audited TIL indicates MI should drop off after 136 months.	No	Yes	Final HUD1	OH	7/XX/2003	Purchase	Primary	XXX	$XXX
275065784	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TN	11/XX/2004	Purchase	Primary	XXX	$XXX
275065785	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		No	Yes	Final HUD1	MD	8/XX/2005	Purchase	Primary	XXX	$XXX
275065786	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	KS	8/XX/2006	Purchase	Primary	XXX	$XXX
275065787	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	PA	5/XX/2006	Purchase	Primary	XXX	$XXX
275065788	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	LA	2/XX/2007	Purchase	Primary	XXX	$XXX
275065789	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
275065790	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		Yes	Yes	Final HUD1	IN	4/XX/2007	Purchase	Primary	XXX	$XXX
275065791	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed.	No	Yes	Final HUD1	MO	3/XX/2007	Purchase	Primary	XXX	$XXX
275065792	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MI	6/XX/2007	Refinance	Primary	XXX	$XXX
275065793	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	VA	8/XX/2007	Purchase	Primary	XXX	$XXX
275065794	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/21: Itemization of amount financed reflects a $XXX municipal lien cert fee not reflected as a finance charge on HUD. Also. MI payment streams do not match after rate change.	Yes	Yes	Final HUD1	MA	9/XX/2007	Purchase	Primary	XXX	$XXX
275065795	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	FL	7/XX/2006	Purchase	Primary	XXX	$XXX
275065796	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
275065797	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/21: Unable to determine under disclosure due to missing the TIL itemization of amount financed.	Yes	Yes	Final HUD1	IL	8/XX/2008	Purchase	Primary	XXX	$XXX
275065798	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	AL	5/XX/2013	Purchase	Primary	XXX	$XXX
275065799	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	AR	12/XX/2000	Purchase	Primary	XXX	$XXX
275065800	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/21: Unable to determine fee under disclosure due to missing Itemization of amount financed. Additionally, payment stream under disclosure due to TIL mortgage Insurance first and last adjustment at 140 months and Actual Mortgage Insurance first adjustment at 120 months with a second adjustment at 140 months.	Yes	Yes	Final HUD1	GA	2/XX/2008	Purchase	Primary	XXX	$XXX
275065801	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/08: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	Yes	Yes	Final HUD1	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
275065763	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	MD	3/XX/2008	UTD	UTD	XXX	$XXX
275065764	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	Yes	Final HUD1	TX	5/XX/2007	Purchase	Primary	XXX	$XXX
275065802	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2		Yes	Yes	Final HUD1	VT	12/XX/2008	Refinance	Primary	XXX	$XXX
275065803	XXX	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2004 - EV2		2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		Yes	Yes	Final HUD1	NJ	2/XX/2004	Refinance	Primary	XXX	$XXX
275065805	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MD	12/XX/2006	Refinance	Investment	XXX	$XXX
275065806	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2		Yes	Yes	Final HUD1	PA	7/XX/2006	Refinance	Primary	XXX	$XXX
275065807	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
										COMMENT: 2018/XX/08: Credit report dated 02/XX/2006 and FACTA disclosure dated 02/XX/2006	Yes	Yes	Estimated HUD1	NC	2/XX/2006	Refinance	Primary	XXX	$XXX
275065808	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/27: TIL itemization included a lender credit of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	PA	12/XX/2011	Refinance	Primary	XXX	$XXX
275065804	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	ID	5/XX/2007	Refinance	Primary	XXX	$XXX
275065823	XXX	XXX	XXX	1	1	*** (CLEARED) Missing Document: Credit Report Comparison not provided - EV1		1			Yes	No		NJ	11/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065780	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MA	8/XX/2007	Purchase	Investment	XXX	$XXX
275065777	XXX	XXX	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1		Yes	Yes	Final HUD1	PA	2/XX/2002	Refinance	Primary	XXX	$XXX
275065731	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	MA	5/XX/2005	Purchase	Primary	XXX	$XXX
275065771	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
275065831	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	TN	4/XX/2003	Refinance	Primary	XXX	$XXX
275065738	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004. - EV2		No	Yes	Final HUD1	WI	5/XX/2004	Purchase	Primary	XXX	$XXX
275065739	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2		Yes	Yes	Final HUD1	NC	3/XX/2007	Refinance	Primary	XXX	$XXX
275065832	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. - EV2		Yes	Yes	Estimated HUD1	LA	1/XX/2004	Refinance	Primary	XXX	$XXX
275065740	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2		Yes	Yes	Final HUD1	VA	3/XX/2006	Refinance	Primary	XXX	$XXX
275065830	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002. - EV2		Yes	Yes	Final HUD1	GA	8/XX/2002	Refinance	Primary	XXX	$XXX
275065837	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2011. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		No	Yes	HUD1, not signed or stamped	WA	2/XX/2012	Purchase	Primary	XXX	$XXX
275065834	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	AL	4/XX/2007	Purchase	Primary	XXX	$XXX
275065835	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IL	9/XX/2008	Refinance	Primary	XXX	$XXX
275065836	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CA	3/XX/2002	Refinance	Primary	XXX	$XXX
275065838	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2		Yes	Yes	Final HUD1	MO	8/XX/2006	Refinance	Primary	XXX	$XXX
275065833	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance. - EV2	*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 1% of the original balance.
										COMMENT: 2019/XX/04: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is 1% - note states 5%. Lender is XXX	No	Yes	Final HUD1	OH	4/XX/2006	Purchase	Primary	XXX	$XXX
275065741	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	NY	6/XX/2006	Purchase	Primary	XXX	$XXX
275065385	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	OH	2/XX/2010	Purchase	Primary	XXX	$XXX
275065828	XXX	XXX	XXX	1	1			1			Yes	No		RI	1/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275065827	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: Loan to value discrepancy. - EV2 *** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV1	*** (WAIVED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2020/XX/30: Subject loan closed with an LTV of 90.00%, which exceeds the Bank Statement guideline maximum LTV of 90.00% for a primary purchase with a loan amount of $XXX and qualifying FICO of 693. File is missing a lender approved exception with verified compensating factors to allow the higher LTV.

*** (WAIVED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2020/XX/31: Based on the subject loan amount, 12 months of reserves are required. Verified assets after closing of $XXX are insufficient to cover the dollar amount of reserves of $XXX.

*** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2020/XX/31: Hazard insurance amount of $XXX (including extended coverage of $XXX) is not enough to cover the loan amount of $XXX or the appraisal replacement cost of $XXX. File contains an insurance company replacement cost estimator that verifies an estimated replacement cost of $XXX.	2	*** (CURED) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 12/XX/2019 not accurate. (Final/12/XX/2019) - EV2	*** (CURED) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 12/XX/2019 not accurate. (Final/12/XX/2019)
										COMMENT: 2020/XX/04: Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $XXX. Estimated Property Costs are $XXX per month, which equates to calculated Escrowed Property Costs over Year 1 of $XXX. Letter of Explanation to the borrower and Corrected Closing Disclosure are required to cure this exception.	Yes	No		CA	12/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275065844	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	MD	4/XX/2006	Refinance	Investment	XXX	$XXX
275065843	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Closing Instructions indicate the Index used was 2.958%. The closest Index available in our look-back period is 3.41250%.	Yes	Yes	Final HUD1	WI	4/XX/2005	Purchase	Primary	XXX	$XXX
275065842	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		Yes	Yes	Final HUD1	MD	9/XX/2004	Refinance	Primary	XXX	$XXX
275065845	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NJ	11/XX/2007	Purchase	Primary	XXX	$XXX
275065846	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	Final HUD1	IL	1/XX/2008	Refinance	Primary	XXX	$XXX
275065847	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2020/XX/17: File does not contain either Preliminary or Final Title	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	AL	7/XX/2007	Refinance	Primary	XXX	$XXX
275065851	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
275065850	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	VA	4/XX/2007	Refinance	Primary	XXX	$XXX
275065852	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
275065853	XXX	XXX	XXX	3	*** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Title Co. Closing Statement	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
275065849	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	VA	10/XX/2006	Refinance	Primary	XXX	$XXX
275065848	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
275065855	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	FL	5/XX/2005	UTD	UTD	XXX	$XXX
275065856	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	TX	10/XX/2000	Purchase	Primary	XXX	$XXX
275065858	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2009	Purchase	Primary	XXX	$XXX
275065857	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	SC	11/XX/2007	Refinance	Primary	XXX	$XXX
275065854	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	OH	3/XX/2004	Refinance	Primary	XXX	$XXX
275063637	XXX	XXX	XXX	2	*** (OPEN) FHA - Amendatory Clause and Real Estate Certification is not compliant.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents) - EV3

*** (OPEN) FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV3

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) is not compliant.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV3

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents) - EV3	*** (OPEN) FHA - Amendatory Clause and Real Estate Certification is not compliant.: Disclosure: FHA - Amendatory Clause and Real Estate Certification (Government Documents)
COMMENT: 2017/XX/21: Missing

*** (OPEN) FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) is not compliant.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents)
COMMENT: 2017/XX/25: Document is not dated

*** (OPEN) FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2017/XX/25: Missing borrower signature pg 2 IV

*** (OPEN) FHA - Important Notice to Homebuyer (92900-B) is not compliant.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
COMMENT: 2017/XX/25: Missing borrowers signature and date.

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
COMMENT: 2017/XX/25: Missing borrower signature.	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2		Yes	Yes	Final HUD1	NY	8/XX/2004	Purchase	Primary	XXX	$XXX
275063636	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	WI	12/XX/2005	Purchase	Primary	XXX	$XXX
275063638	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	TX	5/XX/2007	Refinance	Primary	XXX	$XXX
275063639	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2004	Refinance	Primary	XXX	$XXX
275063640	XXX	XXX	XXX	1		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Flood Certificate not provided - EV1		1			Yes	Yes	Final HUD1	NY	8/XX/2006	Refinance	Primary	XXX	$XXX
275063635	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	WI	1/XX/2007	Refinance	Primary	XXX	$XXX
275063641	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
275063642	XXX	XXX	XXX	2	2	*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 7093.00, Credit Report: Original // Public Record Type: Collections / Balance: 7032.00 - EV2	2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/XX/XX/2019)
COMMENT: 2021/XX/04: The Finance Charges disclosed on the Borrower Final Closing Disclosure does not calculate to amounts captured within the loan file

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2021/XX/04: The Transfer Tax in the amount of $XXX exceeds the Zero Percent Tolerance with no cure provided to the borrower at closing	Yes	No		FL	2/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275063643	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
275063769	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2019/XX/02: No evidence of initial disclosure was provided to the borrower.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2019/XX/02: Initial GFE allows for the 10 days.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2019/XX/02: No evidence of initial disclosure was provided to the borrower.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2019/XX/02: No evidence of initial disclosure was provided to the borrower.

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
										COMMENT: 2019/XX/02: No evidence of initial disclosure was provided to the borrower.	Yes	Yes	Final HUD1	NY	5/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063625	XXX	XXX	XXX	2	1	2	*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7341) - EV2

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV1	*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2020/XX/01: Final CD reflects lender credit $XXX which is sufficient for the cure.

*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7341)
COMMENT: 2020/XX/01: Final CD reflects lender credit $XXX which is sufficient for the cure.

*** (CLEARED) Missing Document: Missing Lender's Initial 1003
COMMENT: 2020/XX/29: Missing dated initial application.

*** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2020/XX/29: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2020/XX/29: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review	Yes	No		MN	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063724	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2021/XX/14: Please provide the Full AUS for submission #4 dated 08/XX/2017 11:46 AM ET. Doc in file is the AUS Summary results. *** (OPEN) Missing Document: AUS not provided COMMENT: 2021/XX/14: Please provide the Full AUS for submission #4 dated 08/XX/2017 11:46 AM ET. Doc in file is the AUS Summary results.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2017) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/16: Loan designation was restated by client.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/XX/2017)
COMMENT: 2020/XX/17: Final CD does not reflect seller's costs and seller's CD is not in file.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2017)
COMMENT: 2020/XX/17: No proof CD was received at least 3 business days before closing.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
										COMMENT: 2023/XX/16: Loan is missing full AUS and waterfalling to ATR/QM documentation requirements.	Yes	No		MS	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
275063666	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		No	No		PA	4/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
275063654	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2	*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. COMMENT: 2020/XX/22: HOI policy provided reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Waiver. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (73131) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Waiver. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (73131)
COMMENT: 2020/XX/22: No valid COC or cure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2020/XX/22: No valid COC or cure was provided.	Yes	No		WI	3/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063785	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/17: Itemization of Amount financed does not reflect any title fees.	Yes	Yes	Final HUD1	IL	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063726	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2020/XX/18: The property is located in XXX, FL. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2017.	2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
										COMMENT: 2020/XX/01: Disclosure is not dated	Yes	Yes	Final HUD1	FL	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063671	XXX	XXX	XXX	1	1			1			Yes	No		PA	10/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063697	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/03: Provide a post disaster inspection for XXX. Disaster declaration date 08/XX/2020, declared disaster end date 08/278/2020. XXX County	2	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/03/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0) - EV2	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2017)
COMMENT: 2021/XX/03: The Appraisal receipt was dated on the same date of closing 03/XX/2017. The waiver was dated 03/XX/2017.

*** (OPEN) ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)
COMMENT: 2021/XX/09: Appraisal waiver was dated 03/XX/2021. Note date is 03/XX/2017.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017)
COMMENT: 2021/XX/03: The final CD shows a TOP of $XXX, calculated is $XXX0; a difference of -$XXX from calculated. The post close CD corrects this error, however there is no copy of the cover-letter to the borrower addressing the changes made or evidence this was sent to the borrower.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
										COMMENT: 2021/XX/03: The fees increased on the final LE and a changed circumstance was provided, however, the circumstance cited of a rate lock does not support the increase in title fee closing cost that increased. The fees of $XXX has a 110% threshold of $XXX. Fees assessed were $XXX. A violation amount of $XXX. Provide a PCCD, copy of the cover-letter to the borrower addressing the changes made, a copy of a refund check for $XXX and evidence of delivery to the borrower.	Yes	No		LA	3/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063778	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/02: The initial Loan Estimate does not include discount points. The added discount on sXXXequent Loan estimates are not accompanied with a valid change of circumstance.	Yes	No		MA	4/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063738	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			Yes	Yes	Final HUD1	NJ	11/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063777	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, VA EV3	*** (OPEN) REO Documents are missing.: Address: Address Unknown (Ocean Beach Club on Credit), Virginia Beach, VA COMMENT: 2021/XX/09: Missing HOA verification to determine monthly expenses. 1003 Used for calculations.	2	*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2	*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2021/XX/09: Missing all income documents except the required 4506-T and VOE for Refi Plus Transactions.

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
										COMMENT: 2021/XX/09: Missing evidence of being licensed in Ohio	Yes	Yes	Final HUD1	OH	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063623	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/12: Under disclosure due to index. Index used by lender was 4.011% per Settlement Instructions which is outside look back period. Only index available is 4.1425%.	Yes	Yes	Final HUD1	MD	4/XX/2006	Refinance	Primary	XXX	$XXX
275063765	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MO	6/XX/2005	Refinance	Investment	XXX	$XXX
275063763	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	7/XX/2003	Refinance	Primary	XXX	$XXX
275063624	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/16: Unable to determine under disclosure due to Itemization of Amount Financed.	Yes	Yes	Final HUD1	ME	12/XX/2007	Refinance	Primary	XXX	$XXX
275063682	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	9/XX/2007	Purchase	Primary	XXX	$XXX
275063743	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
275063712	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	VA	10/XX/2006	Refinance	Primary	XXX	$XXX
275063775	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2		Yes	Yes	Final HUD1	FL	11/XX/2005	Refinance	Primary	XXX	$XXX
275063692	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2006	Refinance	Primary	XXX	$XXX
275063659	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	NY	6/XX/2006	Purchase	Primary	XXX	$XXX
275063690	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	3/XX/2008	Refinance	Primary	XXX	$XXX
275063732	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		No	Yes	Final HUD1	NY	5/XX/2006	Purchase	Primary	XXX	$XXX
275063672	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
275063658	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/15: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	TX	3/XX/2006	Purchase	Primary	XXX	$XXX
275063744	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $XXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/17: Under disclosure appears to be Index related. The Rate Lock shows the Lender used an Index of 2.504 and the Min Index in the dropdown is 2.50417%	Yes	Yes	Final HUD1	NY	6/XX/2005	Refinance	Primary	XXX	$XXX
275063691	XXX	XXX	XXX	2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/18: Unable to determine due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	CT	1/XX/2007	Refinance	Primary	XXX	$XXX
275063673	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/25: Unable to determine under disclosure, due to missing itemization of amount financed.	No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Second Home	XXX	$XXX
275063669	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	AZ	9/XX/2005	Refinance	Primary	XXX	$XXX
275063731	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	FL	3/XX/2008	UTD	UTD	XXX	$XXX
275063655	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NC	11/XX/2007	Refinance	Primary	XXX	$XXX
275063759	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	GA	8/XX/2007	Purchase	Primary	XXX	$XXX
275063722	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MO	2/XX/2007	Purchase	Primary	XXX	$XXX
275063750	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/22: Itemization did not disclose the email fee of $XXX flood cert fee of $XXX processing fee of $XXX and recording service fee of $XXX as prepaid finance charges.	No	Yes	Final HUD1	IN	9/XX/2002	Purchase	Primary	XXX	$XXX
275063757	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		Yes	Yes	Final HUD1	GA	1/XX/2014	Refinance	Primary	XXX	$XXX
275063741	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2		Yes	Yes	Final HUD1	NC	3/XX/2013	Refinance	Primary	XXX	$XXX
275063687	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2		Yes	Yes	Final HUD1	IL	3/XX/2013	Refinance	Primary	XXX	$XXX
275063761	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		Yes	Yes	Final HUD1	GA	11/XX/2012	Refinance	Primary	XXX	$XXX
275063717	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		Yes	Yes	Final HUD1	NY	9/XX/2012	Refinance	Primary	XXX	$XXX
275063752	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
275063676	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MD	2/XX/2008	Refinance	Primary	XXX	$XXX
275063677	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	VA	12/XX/2007	Purchase	Primary	XXX	$XXX
275063646	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2		Yes	Yes	Final HUD1	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
275063745	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		Yes	Yes	Final HUD1	MA	12/XX/2007	Refinance	Primary	XXX	$XXX
275063665	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CT	11/XX/2007	Refinance	Primary	XXX	$XXX
275063718	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
275063647	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	NE	9/XX/2007	Purchase	Primary	XXX	$XXX
275063670	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		Yes	Yes	Final HUD1	WA	8/XX/2007	Refinance	Primary	XXX	$XXX
275063648	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	GA	7/XX/2007	Purchase	Second Home	XXX	$XXX
275063686	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	AL	6/XX/2007	Purchase	Primary	XXX	$XXX
275063747	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
275063723	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
275063753	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IL	3/XX/2007	Refinance	Primary	XXX	$XXX
275063773	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	WA	3/XX/2007	Purchase	Primary	XXX	$XXX
275063725	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2007 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
275063758	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	FL	11/XX/2006	Refinance	Primary	XXX	$XXX
275063657	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CT	2/XX/2007	Refinance	Primary	XXX	$XXX
275063649	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	IN	11/XX/2006	Refinance	Primary	XXX	$XXX
275063742	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	DE	9/XX/2006	Purchase	Primary	XXX	$XXX
275063729	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/23: Under disclosure due to the TIL itemization did not disclose a settlement fee of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	MD	9/XX/2006	Refinance	Primary	XXX	$XXX
275063749	XXX	XXX	XXX	2				2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	Yes	Final HUD1	MI	8/XX/2006	Refinance	Primary	XXX	$XXX
275063644	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		Yes	Yes	Final HUD1	NJ	9/XX/2006	Refinance	Primary	XXX	$XXX
275063727	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/23: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/23: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
275063674	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	7/XX/2006	Refinance	Primary	XXX	$XXX
275063719	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	PA	8/XX/2006	Purchase	Primary	XXX	$XXX
275063728	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/20: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/20: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
275063656	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	MD	5/XX/2006	Refinance	Primary	XXX	$XXX
275063680	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	1/XX/2006	Purchase	Investment	XXX	$XXX
275063675	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	PA	7/XX/2005	Purchase	Primary	XXX	$XXX
275063748	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	TX	7/XX/2005	Purchase	Primary	XXX	$XXX
275063740	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		No	Yes	Final HUD1	MO	4/XX/2005	Purchase	Primary	XXX	$XXX
275063730	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2		Yes	Yes	Final HUD1	MA	4/XX/2005	Refinance	Primary	XXX	$XXX
275063679	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	2/XX/2005	Purchase	Primary	XXX	$XXX
275063721	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	NJ	11/XX/2004	Refinance	Second Home	XXX	$XXX
275063664	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/05: TIL Itemization did not disclose $XXX Commitment Fee, $XXX Email Fee, $XXX Flood Cert Fee, $XXX NOS Fee, $XXX Settlement Fee & $XXX Courier Fee as prepaid finance charges.	Yes	Yes	Final HUD1	NJ	9/XX/2004	Purchase	Primary	XXX	$XXX
275063720	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	2/XX/2004	Purchase	Primary	XXX	$XXX
275063784	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	OK	7/XX/2003	Purchase	Investment	XXX	$XXX
275063782	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	SC	8/XX/2001	Purchase	Primary	XXX	$XXX
275063645	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	KY	7/XX/2001	Refinance	Primary	XXX	$XXX
275063703	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	IL	1/XX/2014	Refinance	Primary	XXX	$XXX
275063713	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	PA	4/XX/2013	Refinance	Primary	XXX	$XXX
275063760	XXX	XXX	XXX	2	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/20: Itemization of amount financed did not disclose Origination fee of $XXX.	Yes	Yes	Final HUD1	IL	4/XX/2013	Refinance	Primary	XXX	$XXX
275063699	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		Yes	Yes	Final HUD1	CT	2/XX/2010	Refinance	Primary	XXX	$XXX
275063735	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010 - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2010	Refinance	Primary	XXX	$XXX
275063781	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	5/XX/2009	Refinance	Primary	XXX	$XXX
275063762	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2009 - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/21: TIL Itemization reflects Discount Points in the amount $XXX. Preliminary HUD reflects a charge of $XXX.	Yes	Yes	Estimated HUD1	PA	9/XX/2009	Refinance	Primary	XXX	$XXX
275063702	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	AR	7/XX/2008	Refinance	Primary	XXX	$XXX
275063716	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	HUD1, not signed or stamped	AZ	2/XX/2008	Refinance	Primary	XXX	$XXX
275063683	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	WA	1/XX/2008	Refinance	Primary	XXX	$XXX
275063754	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
275063780	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
275063756	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	GA	12/XX/2007	Purchase	Primary	XXX	$XXX
275063746	XXX	XXX	XXX	2	2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	12/XX/2007	Refinance	Primary	XXX	$XXX
275063707	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NC	11/XX/2007	Purchase	Primary	XXX	$XXX
275063708	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/09: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date
										but is not dated by borrower so cannot confirm when borrower received the TIL.	Yes	Yes	Final HUD1	CA	10/XX/2007	Purchase	Primary	XXX	$XXX
275063663	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
275063766	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	PA	9/XX/2007	Refinance	Investment	XXX	$XXX
275063770	XXX	XXX	XXX	2	2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	MA	9/XX/2007	Refinance	Primary	XXX	$XXX
275063662	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	Yes	HUD1, not signed or stamped	NV	8/XX/2007	Refinance	Primary	XXX	$XXX
275063779	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NM	5/XX/2007	Purchase	Primary	XXX	$XXX
275063737	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2007	Purchase	Primary	XXX	$XXX
275063715	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	VA	5/XX/2007	Refinance	Primary	XXX	$XXX
275063709	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	GA	4/XX/2007	Purchase	Primary	XXX	$XXX
275063689	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NJ	3/XX/2007	Refinance	Primary	XXX	$XXX
275063651	XXX	XXX	XXX	2				2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	3/XX/2007	Refinance	Primary	XXX	$XXX
275063694	XXX	XXX	XXX	2				2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	3/XX/2007	Purchase	Primary	XXX	$XXX
275063734	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/26: Release fee of $XXX and Electronic filing fee of $XXX per final HUD were not included in prepaid finance charges per TIL Itemization.	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
275063650	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	IL	12/XX/2006	Purchase	Primary	XXX	$XXX
275063776	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
275063714	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	OH	10/XX/2006	Refinance	Primary	XXX	$XXX
275063771	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	UT	10/XX/2006	Refinance	Primary	XXX	$XXX
275063701	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2		Yes	Yes	Title Co. Closing Statement	CA	9/XX/2006	Refinance	Primary	XXX	$XXX
275063700	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
275063736	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	NJ	7/XX/2006	Refinance	Primary	XXX	$XXX
275063710	XXX	XXX	XXX	2	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	NV	6/XX/2006	Purchase	Second Home	XXX	$XXX
275063764	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
275063768	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IL	5/XX/2006	Refinance	Primary	XXX	$XXX
275063684	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
275063668	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	CT	4/XX/2006	Refinance	Primary	XXX	$XXX
275063698	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but not signed or dated by borrower so cannot confirm borrower received.	Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
275063688	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/03: TIL itemization did not disclose $XXX courier fee as prepaid finance charge.	Yes	Yes	Final HUD1	MI	1/XX/2006	Refinance	Primary	XXX	$XXX
275063711	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	MD	12/XX/2005	Refinance	Primary	XXX	$XXX
275063653	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	OH	12/XX/2005	Purchase	Primary	XXX	$XXX
275063661	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	AZ	9/XX/2005	Refinance	Primary	XXX	$XXX
275063678	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	IL	8/XX/2005	Purchase	Primary	XXX	$XXX
275063695	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	GA	7/XX/2005	Purchase	Primary	XXX	$XXX
275063704	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	FL	6/XX/2005	Purchase	Primary	XXX	$XXX
275063660	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NJ	5/XX/2005	Refinance	Primary	XXX	$XXX
275063705	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	PA	3/XX/2005	Refinance	Primary	XXX	$XXX
275063667	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	3/XX/2005	Refinance	Primary	XXX	$XXX
275063706	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	KS	10/XX/2004	Purchase	Primary	XXX	$XXX
275063755	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2004 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	MI	5/XX/2004	Purchase	Primary	XXX	$XXX
275063652	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	MD	1/XX/2004	Refinance	Primary	XXX	$XXX
275063685	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MO	11/XX/2003	Purchase	Primary	XXX	$XXX
275063739	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MN	10/XX/2003	Refinance	Primary	XXX	$XXX
275063696	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	SC	2/XX/2003	Refinance	Primary	XXX	$XXX
275063733	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
275063751	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NE	8/XX/2002	Refinance	Primary	XXX	$XXX
275063774	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
COMMENT: 2021/XX/11: HUD provided not legible to review and capture fees.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/10: It appears a lower Index was used at origination than the 5.18560% Index available within the look-back period. Also, fees on HUD-1 were not entirely legible.	No	No	Missing	LA	5/XX/2006	Purchase	Primary	XXX	$XXX
275063681	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
275063800	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/01: Under disclosure is due to the lender utilizing an index value of 2.28% per the approval, however the lowest index value available in the lookback period is 2.39%.	Yes	Yes	Final HUD1	IL	5/XX/2005	Refinance	Primary	XXX	$XXX
275063802	XXX	XXX	XXX	2				2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	8/XX/2006	Purchase	Primary	XXX	$XXX
275063796	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	MI	6/XX/2004	Refinance	Primary	XXX	$XXX
275063795	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	NJ	8/XX/2004	Refinance	Second Home	XXX	$XXX
275063803	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
275063793	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
275063794	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NV	6/XX/2005	Refinance	Primary	XXX	$XXX
275063792	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	GA	5/XX/2003	Purchase	Primary	XXX	$XXX
275063824	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	FL	8/XX/2013	Refinance	Primary	XXX	$XXX
275063805	XXX	XXX	XXX	2	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	Yes	Final HUD1	NC	7/XX/2011	Purchase	Primary	XXX	$XXX
275063804	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	VA	12/XX/2010	Refinance	Primary	XXX	$XXX
275063823	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	OR	12/XX/2007	Refinance	Primary	XXX	$XXX
275063806	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	Yes	Final HUD1	WA	11/XX/2007	Refinance	Primary	XXX	$XXX
275063819	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
275063815	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
275063813	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2		Yes	Yes	Final HUD1	IL	8/XX/2003	Refinance	Primary	XXX	$XXX
275063811	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/12: TIL Itemization does not reflect attorney fee of $XXX or courier fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	LA	6/XX/2003	Refinance	Primary	XXX	$XXX
275063814	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	6/XX/2003	Purchase	Primary	XXX	$XXX
275063810	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2		No	Yes	Final HUD1	MI	6/XX/2003	Purchase	Primary	XXX	$XXX
275063807	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2003 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	MI	4/XX/2003	Refinance	Primary	XXX	$XXX
275063791	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TN	1/XX/2012	Purchase	Investment	XXX	$XXX
275063789	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	WA	11/XX/2005	Purchase	Second Home	XXX	$XXX
275063788	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	KS	11/XX/2001	Refinance	Primary	XXX	$XXX
275063826	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2007. - EV2		Yes	Yes	HELOC Agreement	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
275063812	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2		Yes	Yes	Final HUD1	MT	8/XX/2013	Refinance	Primary	XXX	$XXX
275063633	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Incomplete Document: Closing Disclosure is incomplete - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2021/XX/09: Omission of $XXX/month payment was not justified, causing DTI exception. *** (OPEN) Incomplete Document: Closing Disclosure is incomplete COMMENT: 2021/XX/09: 3/XX/2016 CD is incomplete.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.65214% moderately exceeds the guideline maximum of 42.41%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2016) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 03/XX/2016 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2016) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2021/XX/02: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2021/XX/09: ATR risk due to DTI exception.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.65214% moderately exceeds the guideline maximum of 42.41%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2021/XX/09: DTI variance due to $XXX consumer payment, that was excluded, by lender.  Omission of debt was not supported.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/09: DTI variance due to $XXX consumer payment, that was excluded, by lender.  Omission of debt was not supported.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
										COMMENT: 2021/XX/02: Not provided to applicant within three (3) business days of application.	Yes	No		AZ	4/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
275063627	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
										COMMENT: 2021/XX/14: No evidence of early receipt was located in the file	Yes	Yes	Final HUD1	CT	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063631	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Estimated HUD1	NV	6/XX/2001	Purchase	Investment	XXX	$XXX
275063634	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	MN	1/XX/2013	Refinance	Primary	XXX	$XXX
275063632	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2012	Refinance	Primary	XXX	$XXX
275063629	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	OH	12/XX/2004	Refinance	Primary	XXX	$XXX
275063630	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	AZ	2/XX/2007	Refinance	Primary	XXX	$XXX
275063628	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			No	Yes	Final HUD1	PA	3/XX/2006	Purchase	Primary	XXX	$XXX
275063786	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2		No	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
275063841	XXX	XXX	XXX	2	2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2016/XX/03: Late charge of 5% per the note exceeds NY statute of 2%	Yes	Yes	Final HUD1	NY	9/XX/2007	Refinance	Primary	XXX	$XXX
275063840	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	9/XX/2006	Refinance	Primary	XXX	$XXX
275063842	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			No	Yes	Final HUD1	NY	4/XX/2007	Purchase	Primary	XXX	$XXX
275063843	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
275063847	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2009	Purchase	Primary	XXX	$XXX
275063996	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/20/2016)
COMMENT: 2020/XX/18: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2020/XX/18: A valid change of circumstance as not provided for the increase in Loan Discount Points	Yes	No		MI	10/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063997	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2021/XX/14: Seller paid portion of fee not disclosed on Borrower LE.	Yes	No		PA	9/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064009	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/12/XX/2015) - EV2

*** (OPEN) TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application. - EV2	*** (OPEN) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/12/XX/2015)
COMMENT: 2019/XX/21: Final CD reflects $XXX interest per day collected 12/XX/15 to 12/XX/15 for a total of $XXX.

*** (OPEN) TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
										COMMENT: 2019/XX/21: Borrower only acknowledged receipt at closing	Yes	No		TX	12/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063960	XXX	XXX	XXX	2	2	*** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	No		CA	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064046	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/07: The property is located in XXX, CA. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020.	1			Yes	Yes	Final HUD1	CA	9/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064047	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, NJ  EV3

*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2

*** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) REO Documents are missing.: Address: XXXX, NJ COMMENT: 2021/XX/05: Missing Tax and Insurance Verification to determine monthly expenses *** (OPEN) Missing Document: Flood Certificate not provided COMMENT: 2021/XX/05: Flood Cert in file is dated 12/XX/2011.	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
										COMMENT: 2021/XX/05: Disclosure was provided at closing	No	Yes	Final HUD1	FL	2/XX/2015	Refinance	Investment	XXX	$XXX		N/A	N/A
275063900	XXX	XXX	XXX	1	1			1	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		Yes	Yes	Final HUD1	PA	1/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063871	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	2	*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
										COMMENT: 2021/XX/15: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Yes	Yes	Final HUD1	WI	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063935	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2		Yes	Yes	Final HUD1	NC	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063956	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2		Yes	Yes	Final HUD1	GA	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063881	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007. - EV2		Yes	Yes	Final HUD1	IL	3/XX/2008	Refinance	Primary	XXX	$XXX
275063912	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
275063907	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	NY	12/XX/2012	Purchase	Investment	XXX	$XXX
275063850	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2011	Purchase	Primary	XXX	$XXX
275063944	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	AL	8/XX/2011	Purchase	Primary	XXX	$XXX
275063867	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		No	Yes	Final HUD1	FL	3/XX/2007	Purchase	Primary	XXX	$XXX
275064043	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Investment	XXX	$XXX
275063970	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	7/XX/2006	Purchase	Primary	XXX	$XXX
275064028	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2004 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	CA	2/XX/2004	Refinance	Primary	XXX	$XXX
275064002	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
275063851	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/21: Unable to determine under disclosure due to missing itemization of the prepaid finance charges from the itemization of amount financed.	Yes	Yes	Final HUD1	VA	8/XX/2005	Refinance	Primary	XXX	$XXX
275063971	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/22: Unable to determine under disclosure, due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NJ	6/XX/2006	Purchase	Primary	XXX	$XXX
275063983	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NC	6/XX/2008	Purchase	Primary	XXX	$XXX
275063862	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	AK	7/XX/2007	Refinance	Primary	XXX	$XXX
275064010	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IN	6/XX/2006	Purchase	Primary	XXX	$XXX
275063857	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	7/XX/2006	Purchase	Primary	XXX	$XXX
275063933	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	IL	2/XX/2011	Refinance	Primary	XXX	$XXX
275063945	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	8/XX/2004	Purchase	Primary	XXX	$XXX
275063927	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	5/XX/2008	Refinance	Primary	XXX	$XXX
275064003	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/20: Lender's Final TIL represents 111 monthly payments of MI. Whereas audited finance charge reflects 112 monthly payments of MI.	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
275063882	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	LA	5/XX/2007	Purchase	Primary	XXX	$XXX
275063939	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MO	12/XX/2007	Purchase	Primary	XXX	$XXX
275063976	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	SC	4/XX/2007	Purchase	Primary	XXX	$XXX
275063856	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
275064033	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2		Yes	Yes	Line of Credit Closing Statement	NC	4/XX/2004	Refinance	Primary	XXX	$XXX
275063946	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2000, prior to three (3) business days from transaction date of 05/XX/2000. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	OH	5/XX/2000	Refinance	Primary	XXX	$XXX
275063995	XXX	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2006 - EV2		2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	PA	3/XX/2006	Purchase	Primary	XXX	$XXX
275063928	XXX	XXX	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	KS	11/XX/1997	Purchase	Primary	XXX	$XXX
275063892	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 12.81100% is underdisclosed from calculated APR of 13.27924% outside of 0.250% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/25: Unable to determine under disclosure, it appears lender used an index lower than available within look back. Lowest index within look back is 6.49630%	Yes	Yes	Final HUD1	NC	6/XX/2000	Refinance	Primary	XXX	$XXX
275064005	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CT	1/XX/2004	Purchase	Primary	XXX	$XXX
275064001	XXX	XXX	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	PA	9/XX/2010	Purchase	Primary	XXX	$XXX
275063942	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2		Yes	Yes	Final HUD1	IN	3/XX/2005	Refinance	Primary	XXX	$XXX
275064029	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2006	Refinance	Primary	XXX	$XXX
275063893	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MD	5/XX/2008	Refinance	Primary	XXX	$XXX
275063904	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/21: TIL Itemization did not disclose a Recording Service fee of $XXX as a prepaid finance charge. Also, the TIL Itemization disclosed a Settlement Fee of $XXX and the final HUD reflects $XXX.	Yes	Yes	Final HUD1	MN	10/XX/2006	Refinance	Primary	XXX	$XXX
275063986	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
275063923	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
										COMMENT: 2021/XX/19: Missing.	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
275063973	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2		Yes	Yes	Final HUD1	WI	3/XX/2006	Refinance	Primary	XXX	$XXX
275063959	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MI	7/XX/2005	Purchase	Primary	XXX	$XXX
275063952	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	OH	8/XX/2007	Purchase	Primary	XXX	$XXX
275063899	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
275063947	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	MI	1/XX/2006	Purchase	Primary	XXX	$XXX
275064044	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	WA	9/XX/2004	UTD	UTD	XXX	$XXX
275063940	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	IL	6/XX/2002	Purchase	Primary	XXX	$XXX
275064045	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	Final HUD1	CA	8/XX/2013	Refinance	Investment	XXX	$XXX
275064034	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		Yes	Yes	Final HUD1	CT	12/XX/2010	Refinance	Primary	XXX	$XXX
275063913	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	5/XX/2009	Refinance	Primary	XXX	$XXX
275063984	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MN	5/XX/2005	Purchase	Primary	XXX	$XXX
275063922	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when the borrower received.	Yes	Yes	Final HUD1	NC	6/XX/2008	Purchase	Primary	XXX	$XXX
275063941	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NC	6/XX/2008	Purchase	Primary	XXX	$XXX
275063868	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		No	Yes	Final HUD1	CO	1/XX/2008	Purchase	Primary	XXX	$XXX
275063961	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	12/XX/2007	Purchase	Primary	XXX	$XXX
275063989	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2007	Refinance	Primary	XXX	$XXX
275063854	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	WA	8/XX/2007	Refinance	Primary	XXX	$XXX
275063929	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	Yes	Final HUD1	MI	8/XX/2007	Refinance	Primary	XXX	$XXX
275063948	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/06: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	GA	5/XX/2007	Refinance	Primary	XXX	$XXX
275063953	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	PA	5/XX/2007	Purchase	Primary	XXX	$XXX
275063972	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	VA	5/XX/2007	Refinance	Primary	XXX	$XXX
275063890	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	AL	4/XX/2007	Refinance	Primary	XXX	$XXX
275064018	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	OH	4/XX/2007	Purchase	Primary	XXX	$XXX
275063891	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	MI	3/XX/2007	Refinance	Primary	XXX	$XXX
275063990	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	FL	9/XX/2005	UTD	UTD	XXX	$XXX
275064004	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	UT	8/XX/2006	Refinance	Primary	XXX	$XXX
275063874	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
275063869	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	Yes	HUD1, not signed or stamped	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
275064037	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	HI	5/XX/2006	Purchase	Primary	XXX	$XXX
275063908	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NJ	2/XX/2006	Refinance	Primary	XXX	$XXX
275063858	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/18: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	Yes	Yes	Final HUD1	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
275063954	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/18: Underdisclosure due to Itemization did not include $XXX closing protection letter, $XXX discount fee, $XXX notice of settlement fee and showed settlement fees of $XXX and $XXX but was only $XXX on HUD-1	Yes	Yes	Final HUD1	NJ	12/XX/2005	Refinance	Primary	XXX	$XXX
275063955	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/18: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2020/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NC	12/XX/2005	Purchase	Primary	XXX	$XXX
275064035	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	OH	1/XX/2006	Purchase	Primary	XXX	$XXX
275063901	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

									*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2		Yes	Yes	Final HUD1	MI	10/XX/2005	Refinance	Primary	XXX	$XXX
275063902	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	NC	10/XX/2005	Purchase	Second Home	XXX	$XXX
275063998	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/10: Unable to determine reason for under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	AK	8/XX/2005	Refinance	Primary	XXX	$XXX
275063985	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: TIL itemization did not disclose the $XXX pickup fee as a prepaid finance charge.	Yes	Yes	Final HUD1	NY	8/XX/2005	Refinance	Primary	XXX	$XXX
275063875	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	GA	6/XX/2005	Purchase	Primary	XXX	$XXX
275063962	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	CA	6/XX/2005	Purchase	Primary	XXX	$XXX
275063977	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	2/XX/2005	Refinance	Primary	XXX	$XXX
275063978	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MI	1/XX/2005	Refinance	Primary	XXX	$XXX
275063859	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Under disclosure due to lender did not include $XXX escrow service fee, $XXX recording fee, or courier fee of $XXX as prepaid finance charges, the itemization over estimated settlement fee by $XXX	No	Yes	Final HUD1	FL	1/XX/2005	Purchase	Primary	XXX	$XXX
275063979	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2004	Purchase	Primary	XXX	$XXX
275063930	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/04: Fees are under disclosed $XXX and fees match the HUD. Itemization not provided. Unable to verify the reason for the under disclosure without the Itemization.	Yes	Yes	Final HUD1	IL	6/XX/2004	Refinance	Primary	XXX	$XXX
275063903	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	KS	4/XX/2004	Purchase	Primary	XXX	$XXX
275063949	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	FL	3/XX/2004	Refinance	Primary	XXX	$XXX
275063931	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2		Yes	Yes	Final HUD1	NJ	11/XX/2003	Refinance	Primary	XXX	$XXX
275064011	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	PA	10/XX/2003	Refinance	Primary	XXX	$XXX
275063883	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/02: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects
										$XXX.	No	Yes	Final HUD1	IL	8/XX/2003	Purchase	Primary	XXX	$XXX
275063870	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NC	6/XX/2003	Purchase	Primary	XXX	$XXX
275063963	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2		Yes	Yes	Final HUD1	OH	11/XX/2002	Refinance	Primary	XXX	$XXX
275063934	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Estimated HUD1	OH	8/XX/2002	Refinance	Primary	XXX	$XXX
275064019	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NY	2/XX/2002	Refinance	Primary	XXX	$XXX
275064012	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	OH	12/XX/2013	Refinance	Investment	XXX	$XXX
275064013	XXX	XXX	XXX	2	2	*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		Yes	Yes	Final HUD1	MS	9/XX/2013	Refinance	Primary	XXX	$XXX
275063884	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/24: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX.	Yes	Yes	Final HUD1	CA	10/XX/2013	Refinance	Primary	XXX	$XXX
275064020	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		Yes	Yes	Final HUD1	MI	6/XX/2013	Refinance	Primary	XXX	$XXX
275063964	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013 - EV3	2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2013	Refinance	Primary	XXX	$XXX
275064021	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/20: TIL Itemization did not disclose a Subordination Recording Fee for $XXX as a prepaid finance charge.	Yes	Yes	Final HUD1	MD	3/XX/2012	Refinance	Primary	XXX	$XXX
275063914	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2010 - EV3	2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	FL	12/XX/2010	Refinance	Primary	XXX	$XXX
275063918	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/15: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	TX	9/XX/2009	Refinance	Primary	XXX	$XXX
275063919	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		Yes	Yes	Final HUD1	FL	6/XX/2009	Refinance	Primary	XXX	$XXX
275063894	XXX	XXX	XXX	2				2	*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2		Yes	Yes	Final HUD1	MA	3/XX/2008	Refinance	Primary	XXX	$XXX
275064025	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	PA	1/XX/2008	Refinance	Primary	XXX	$XXX
275064049	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	VA	11/XX/2007	Refinance	Primary	XXX	$XXX
275063992	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NJ	11/XX/2007	Refinance	Primary	XXX	$XXX
275063991	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/08: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	IA	11/XX/2007	Purchase	Primary	XXX	$XXX
275064048	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	WI	9/XX/2007	Refinance	Primary	XXX	$XXX
275063863	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	PA	9/XX/2007	Purchase	Primary	XXX	$XXX
275063924	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/25: Unable to determine cause of under disclosure due to missing amortization schedule.	Yes	Yes	Final HUD1	NY	8/XX/2007	Refinance	Primary	XXX	$XXX
275063909	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	OH	8/XX/2007	Refinance	Primary	XXX	$XXX
275063981	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	8/XX/2007	Refinance	Primary	XXX	$XXX
275063864	XXX	XXX	XXX	2	2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		Yes	Yes	Final HUD1	MA	7/XX/2007	Refinance	Primary	XXX	$XXX
275063987	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2007 - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	5/XX/2007	Purchase	Primary	XXX	$XXX
275063980	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	UT	5/XX/2007	Refinance	Primary	XXX	$XXX
275063999	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	KY	11/XX/2006	Refinance	Primary	XXX	$XXX
275063975	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	AZ	9/XX/2006	Refinance	Primary	XXX	$XXX
275064036	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	NJ	6/XX/2006	Refinance	Investment	XXX	$XXX
275063951	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
275063936	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NV	3/XX/2006	Refinance	Primary	XXX	$XXX
275064022	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2		Yes	Yes	HUD1, not signed or stamped	FL	1/XX/2006	Refinance	Primary	XXX	$XXX
275063950	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	12/XX/2005	Refinance	Primary	XXX	$XXX
275063915	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	PA	11/XX/2005	Purchase	Primary	XXX	$XXX
275063885	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2005	Refinance	Primary	XXX	$XXX
275064038	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	RI	9/XX/2005	Refinance	Primary	XXX	$XXX
275063916	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		No	Yes	Final HUD1	IL	8/XX/2005	Purchase	Primary	XXX	$XXX
275063878	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	PA	7/XX/2005	Purchase	Primary	XXX	$XXX
275063965	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2005 - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2		Yes	Yes	Final HUD1	CA	7/XX/2005	Refinance	Primary	XXX	$XXX
275064015	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
275063876	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	UT	6/XX/2005	Purchase	Primary	XXX	$XXX
275064014	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MA	6/XX/2005	Purchase	Primary	XXX	$XXX
275063877	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MA	6/XX/2005	Purchase	Primary	XXX	$XXX
275063895	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		Yes	Yes	Estimated HUD1	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
275064006	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IL	6/XX/2005	Refinance	Primary	XXX	$XXX
275063896	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MI	4/XX/2005	Purchase	Primary	XXX	$XXX
275063993	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	MI	3/XX/2005	Refinance	Primary	XXX	$XXX
275063860	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2004	Refinance	Primary	XXX	$XXX
275064026	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2004	Purchase	Primary	XXX	$XXX
275063865	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	DE	12/XX/2004	Purchase	Primary	XXX	$XXX
275064039	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NE	10/XX/2004	Refinance	Primary	XXX	$XXX
275063861	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2		Yes	No	Missing	UT	11/XX/2004	Purchase	Primary	XXX	$XXX
275064040	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MI	9/XX/2004	Purchase	Primary	XXX	$XXX
275063925	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	HUD1, not signed or stamped	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
275063855	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NC	5/XX/2004	Purchase	Primary	XXX	$XXX
275063932	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2004	Refinance	Primary	XXX	$XXX
275063982	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/15: Lender reflects MI falling off after 120 months. Audited TIL reflects MI drop off after 126 months.	No	Yes	Final HUD1	OK	2/XX/2004	Purchase	Primary	XXX	$XXX
275064000	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2		Yes	No	Missing	VA	2/XX/2004	Refinance	UTD	XXX	$XXX
275063905	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	9/XX/2003	Purchase	Primary	XXX	$XXX
275064030	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	OH	9/XX/2003	Purchase	Primary	XXX	$XXX
275063873	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2		Yes	Yes	Final HUD1	TX	8/XX/2003	Refinance	Primary	XXX	$XXX
275063943	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Credit Report not provided - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	AL	8/XX/2003	Purchase	Second Home	XXX	$XXX
275063957	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	UT	7/XX/2003	Refinance	Primary	XXX	$XXX
275063872	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	6/XX/2003	Refinance	Primary	XXX	$XXX
275064032	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		No	Yes	Final HUD1	TX	6/XX/2003	Purchase	Primary	XXX	$XXX
275063974	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MO	6/XX/2003	Purchase	Primary	XXX	$XXX
275063958	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	MN	5/XX/2003	Purchase	UTD	XXX	$XXX
275064024	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	SC	4/XX/2003	Refinance	Primary	XXX	$XXX
275063886	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MA	3/XX/2003	Refinance	Primary	XXX	$XXX
275064023	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2		Yes	Yes	Final HUD1	CA	3/XX/2003	Refinance	Primary	XXX	$XXX
275063988	XXX	XXX	XXX	2				2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	3/XX/2003	Refinance	Primary	XXX	$XXX
275063937	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	2/XX/2003	Refinance	Primary	XXX	$XXX
275063888	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	CT	2/XX/2003	Refinance	Primary	XXX	$XXX
275064016	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	FL	12/XX/2002	Refinance	Second Home	XXX	$XXX
275063887	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	12/XX/2002	Refinance	Primary	XXX	$XXX
275063880	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		No	Yes	Final HUD1	AZ	11/XX/2002	Purchase	Primary	XXX	$XXX
275063879	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	GA	8/XX/2001	Purchase	Primary	XXX	$XXX
275064017	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	VA	6/XX/2001	Refinance	Primary	XXX	$XXX
275063967	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/12: TIL itemization did not disclose a closing protection letter fee of $XXX or a courier fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	PA	6/XX/2001	Refinance	Primary	XXX	$XXX
275063966	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2000 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/12: Fees are under disclosed $XXX and fees match the HUD. TIL itemization did not disclose a Attorneys fee of $XXX as prepaid finance charge.	Yes	Yes	HUD1, not signed or stamped	NC	12/XX/2000	Purchase	Primary	XXX	$XXX
275063920	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Initial TIL not provided - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	FL	9/XX/2004	Purchase	Primary	XXX	$XXX
275064007	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		Yes	No	Missing	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
275064027	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
275063921	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	Primary	XXX	$XXX
275063866	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	WA	6/XX/2003	Refinance	Primary	XXX	$XXX
275063897	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	FL	4/XX/2001	Refinance	Primary	XXX	$XXX
275063969	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 1/XX/2004 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2004	Refinance	Primary	XXX	$XXX
275063938	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
										COMMENT: 2018/XX/02: Grace period not allowed per state (PA) – min grace period for PA is 15 - note states 10	Yes	Yes	Final HUD1	PA	12/XX/2007	Refinance	Primary	XXX	$XXX
275063968	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
275063917	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2	*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
										COMMENT: 2018/XX/30: Discrepancy in Occupancy does not have high cost implications. Testing loan as primary residence does not result in high cost findings.	No	Yes	Final HUD1	MD	12/XX/2006	Refinance	Investment	XXX	$XXX
275063898	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2		Yes	Yes	Final HUD1	NC	10/XX/2006	Purchase	Primary	XXX	$XXX
275064008	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2		Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
275063889	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/09: Unable to determine reason for underdisclosure due to missing Final TIL itemization	Yes	Yes	Final HUD1	IL	5/XX/2012	Refinance	Primary	XXX	$XXX
275063906	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		1			No	Yes	Final HUD1	OH	6/XX/2008	Purchase	Primary	XXX	$XXX
275064041	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2		Yes	Yes	Final HUD1	LA	7/XX/2004	Refinance	Primary	XXX	$XXX
275064050	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
275064127	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2008	Refinance	Primary	XXX	$XXX
275064128	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	6/XX/2004	Refinance	Primary	XXX	$XXX
275064129	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NJ	9/XX/2007	Purchase	Primary	XXX	$XXX
275064175	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty: Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	NE	3/XX/2005	Refinance	Primary	XXX	$XXX
275064059	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	IN	8/XX/2003	Refinance	Primary	XXX	$XXX
275064060	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2		Yes	Yes	Final HUD1	KY	9/XX/2006	Refinance	Primary	XXX	$XXX
275064061	XXX	XXX	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3	2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	OK	12/XX/2001	Refinance	Primary	XXX	$XXX
275064225	XXX	XXX	XXX	3	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013 - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) Title Error: Title vesting does not concur with deed - EV3

*** (OPEN) FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2013
COMMENT: 2021/XX/22: Missing VOE for B1

*** (OPEN) Title Error: Title vesting does not concur with deed
COMMENT: 2021/XX/22: Final Title does not reflect vesting and the Mortgage reflects Joint Tenancy

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/21: The property is located in XXX, LA . Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2020.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.35280% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .35280%). - EV3

*** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/12/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/22: Missing VOE within 10 days for B1

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.35280% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .35280%).
COMMENT: 2021/XX/21: Points and Fees on subject loan of 3.35280% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .35280%)

*** (OPEN) TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/XX/XX/2018)
COMMENT: 2021/XX/21: Lender contact information not reflected on final CD.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/21: 10% tolerance exceeded due to Title Fee increases.  No valid Changed Circumstance provided, nor was there evidence of a cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
										COMMENT: 2021/XX/21: Credit Report fee increased from previously disclosed amount on loan estimate. No cure or change of circumstance.	Yes	No		LA	12/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275064224	XXX	XXX	XXX	1		*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3		1			Yes	No		MA	9/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064226	XXX	XXX	XXX	2		*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2021/XX/05: Guidelines not provided, to determine if all conditions met	2	*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2018) - EV2		Yes	No		WI	2/XX/2019	Refinance	Primary	XXX	$XXX		Higher Priced QM	Higher Priced QM
275064227	XXX	XXX	XXX	2	2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/02: A valid COC was not provided and sufficient cure was not disclosed.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2021/XX/02: A valid COC was not provided and sufficient cure was not disclosed.	Yes	No		FL	6/XX/2018	Purchase	Primary	XXX	$XXX		HUD Rebuttable Presumption QM	HUD Rebuttable Presumption QM
275064231	XXX	XXX	XXX	2	*** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3	*** (OPEN) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2021/XX/01: The loan was approved with a credit score that did not meet the FNMA Eligibility guidelines.	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/16: Loan designation was restated by client.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
										COMMENT: 2021/XX/01: The GFE is dated 4/XX/15 and the charges are available through 4/XX/15.	Yes	Yes	Final HUD1	PA	5/XX/2015	Purchase	Primary	XXX	$XXX		UTD	Safe Harbor QM
275064233	XXX	XXX	XXX	3	*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3	*** (OPEN) Guideline Requirement: Combined High loan to value discrepancy.
COMMENT: 2021/XX/03: Guidelines for manually underwritten loans reflect a max LTV/CLTV/HCLTV of 95%.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2021/XX/03: Guidelines for manually underwritten loans reflect a max LTV/CLTV/HCLTV of 95%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2021/XX/03: Guidelines for manually underwritten loans reflect a max LTV/CLTV/HCLTV of 95%.

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2021/XX/03: Guidelines for manually underwritten loans require minimum credit score of 660 for loans with a LTV >75% with 6 months reserves.	3	*** (OPEN) Alimony Child Support Maintenance Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/Maintenance income verification requirement not met. (XXX (employer unknown)/Child Support) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016) - EV2	*** (OPEN) Alimony Child Support Maintenance Income: Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/Maintenance income verification requirement not met. (XXX (employer unknown)/Child Support)
COMMENT: 2021/XX/01: Evidence child support has been received for 12 consecutive months was not provided.

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
COMMENT: 2021/XX/01: The file was missing evidence the disclosure was provided to borrower.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
										COMMENT: 2021/XX/01: Evidence of earlier borrower receipt was not found in file.	Yes	No		SC	9/XX/2016	Purchase	Primary	XXX	$XXX		UTD	Non QM
275064241	XXX	XXX	XXX	2	*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2018 - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2019 - EV3

*** (OPEN) FHA Streamline - Missing copy of the Note on the Prior Loan - EV3

*** (OPEN) Max LTV exceeded for FICO score less than 580, per FHA guideline requirement. - EV3

*** (OPEN) The Effective Date of the appraisal is not after the FHA Case Number Assignment date, as required by FHA.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2018 - EV3

						*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2	*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. COMMENT: 2021/XX/25: HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"	2	*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2		Yes	No		WA	6/XX/2019	Refinance	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
275064252	XXX	XXX	XXX	1	1	1	*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. - EV1

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2018) - EV1

*** (CURED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/XX/2018) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77208) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (77163) - EV1	*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
COMMENT: 2018/XX/24: Missing Esign Consent Agreement

*** (CLEARED) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2018 did not disclose the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2018)
COMMENT: 2018/XX/24: Disclosed $XXX, Calculated $XXX.

*** (CURED) TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure: TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/XX/XX/2018)
COMMENT: 2018/XX/24: The seller CD is showing the closing costs of $XXX; whereas the borrower CD is showing the seller closing costs of $XXX.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77208)
COMMENT: 2018/XX/24: Cost to cure $XXX due Borrower.  Fee was not disclosed on initial LE or by valid change in circumstance.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
										COMMENT: 2018/XX/24: Cost to cure $XXX due Borrower. Fee was not disclosed on initial LE or by valid change in circumstance.	Yes	No		MD	3/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
275064251	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2	*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2018/XX/27: 45.57% > 45% Platinum program. Lender's 45.64% > 45%. Exception not acknowledged by Lender	1	*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. - EV1

*** (CLEARED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers. - EV1	*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2018/XX/27: DTI > maximum

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2018/XX/27: DTI > maximum

*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.
COMMENT: 2018/XX/27: .

*** (CLEARED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.
										COMMENT: 2018/XX/05: .	Yes	No		CT	2/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275064250	XXX	XXX	XXX	3	*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Purchase contract date not provided. - EV3

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV1

*** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/27: Missing income, assets, CBR, and 1003  docs

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2021/XX/27: Missing income, and assets information

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2021/XX/27: Missing income, assets, CBR, and 1003  docs

*** (OPEN) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2021/XX/27: Credit report missing.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2021/XX/27: 4506-T missing

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/27: Missing income, assets, CBR, and 1003 docs	3	*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR. - EV3

*** (OPEN) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV3

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.30444% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .30444%). - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8594402) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Right to Receive Copy of Appraisal): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation. - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.63381% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 3.85% + 1.5%, or 5.35000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2021/XX/27: Missing Assets

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money Deposit/Earnest Money Deposit)
COMMENT: 2021/XX/28: Income documentation not provided

*** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2021/XX/27: Missing Assets

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2021/XX/27: Missing income and assets information

*** (OPEN) General Ability To Repay Provision Investor Guidelines Do Not Address 8 ATR Factors: Ability to Repay (Dodd-Frank 2014): Guidelines provided do not address all 8 factors of ATR.
COMMENT: 2021/XX/27: Missing ATR docs

*** (OPEN) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2021/XX/27: Missing Income docs, Asset docs, CBR, and application

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.30444% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .30444%).
COMMENT: 2021/XX/27: Missing Income docs, Asset docs, CBR, and application

*** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Right to Receive Copy of Appraisal): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/27: Missing 1003

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
COMMENT: 2021/XX/27: Appraisal missing.

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.
COMMENT: 2021/XX/27: Evidence of appraisal receipt missing.

*** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements.
COMMENT: 2021/XX/27: UTD date of prior sale.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/27: Missing Income docs, Asset docs, CBR, and application

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/27: Missing Income docs, Asset docs, CBR, and application

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2021/XX/27: Missing Income docs, Asset docs, CBR, and application	Yes	Yes	Final HUD1	FL	5/XX/2015	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
275064249	XXX	XXX	XXX	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Employment Error: Employment start date not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: <empty> - EV2

*** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: <empty> - EV2

*** (OPEN) Missing Document: Flood Certificate not provided - EV1

*** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2021/XX/27: Missing critical loan documents to verify.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2021/XX/27: Asset documentation not provided

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2021/XX/27: 4506-T not provided

*** (OPEN) Employment Error: Employment start date not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: <empty>
COMMENT: 2021/XX/27: Missing critical loan documents to verify.

*** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: <empty>
COMMENT: 2021/XX/27: Missing critical loan documents to verify.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money/Earnest Money Deposit) - EV3

*** (OPEN) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Schedule C) - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8594334) - EV3

*** (OPEN) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C) - EV3

*** (OPEN) Self Employed Years on Job: Unable to determine compliance with Self Employment income history requirements due to missing information. (XXX XXX/Schedule C) - EV3

*** (OPEN) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/08/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.95469% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.16% + 2.5%, or 6.66000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8594334) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2021/XX/27: Unable to determine DTI due to missing documentation

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2021/XX/27: Credit report not provided

*** (OPEN) General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
COMMENT: 2021/XX/27: All income documentation not provided

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2021/XX/27: 3rd party verification not provided for employment

*** (OPEN) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Earnest Money/Earnest Money Deposit)
COMMENT: 2021/XX/27: Assets not provided

*** (OPEN) Income Method of Calculation: Unable to determine compliance with income requirements due to missing information. (XXX XXX/Schedule C)
COMMENT: 2021/XX/27: P&L and Balance sheet not provided

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2021/XX/27: P&L and Balance sheet not provided

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/8594334)
COMMENT: 2021/XX/27: Credit report not provided

*** (OPEN) Self Employed Financial Strength: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C)
COMMENT: 2021/XX/27: P&L and Balance sheet not provided

*** (OPEN) Self Employed Years on Job: Unable to determine compliance with Self Employment income history requirements due to missing information. (XXX XXX/Schedule C)
COMMENT: 2021/XX/27: Missing income documentation P&L, Balance sheet, business license and 3rd party verification.

*** (OPEN) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C)
COMMENT: 2021/XX/27: Missing income documentation P&L, Balance sheet, business license and 3rd party verification

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2021/XX/27: Missing income documentation P&L, Balance sheet, business license and 3rd party verification

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
COMMENT: 2021/XX/27: Missing documentation

*** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer.
COMMENT: 2021/XX/27: Disclosure not provided

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.
COMMENT: 2021/XX/27: Appraisal not provided

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
COMMENT: 2021/XX/27: Flood zone cert not provided

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2021/XX/27: Rate lock date not provided

*** (OPEN) Alternate source used for application date
COMMENT: 2021/XX/27: 1003's are all missing from the file, used initial GFE as the alternate source for application date.

*** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements.
COMMENT: 2021/XX/27: Sales contract not provided

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Secondary/XX/XX/2014)
COMMENT: 2021/XX/27: Appraisal not provided

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
COMMENT: 2021/XX/27: Disclosure not provided

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
COMMENT: 2021/XX/27: Loan originator not NMLS licensed at time of application

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/8594334)
COMMENT: 2021/XX/27: Dates of employment not provided for sole proprietorship

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/27: Not provided

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
COMMENT: 2021/XX/27: Settlement Service Provider Disclosure not provided

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2021/XX/27: Disclosure not provided

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2021/XX/27: Disclosure not provided

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2021/XX/27: Disclosure not provided within 3 business days of application

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2021/XX/27: Disclosure not provided

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
COMMENT: 2021/XX/27: Disclosure not provided

*** (OPEN) Self Employed - Implicit Adherence: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.
COMMENT: 2021/XX/27: Tax returns were not signed and dated by the borrower

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2021/XX/27: Missing documentation

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL.
										COMMENT: 2021/XX/27: Disclosure not provided	Yes	Yes	Final HUD1	GA	8/XX/2014	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
275064254	XXX	XXX	XXX	1		*** (OPEN) REO Documents are missing.: Address: XXX, LA EV3 *** (OPEN) REO Documents are missing.: Address: XXX, LA, Address: XXX, LA, Address: XXX, LA EV3		1			No	No		LA	10/XX/2018	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064255	XXX	XXX	XXX	2	*** (OPEN) REO Documents are missing.: Address: XXX, NY EV3	*** (OPEN) REO Documents are missing.: Address: XXX, Staten Island, NY COMMENT: 2021/XX/12: Mortgage statement for REO located at XXX to verify payment and if property has escrows.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)
										COMMENT: 2021/XX/12: Verification appraisal was delivered to borrower was not provided.	No	No		NY	11/XX/2018	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064256	XXX	XXX	XXX	2	*** (OPEN) REO Documents are missing.: Address: XXX, LA EV3	*** (OPEN) REO Documents are missing.: Address: XXX, New Orleans, LA COMMENT: 2021/XX/13: Mortgage statement for REO located at XXX not provided.	2	*** (WAIVED) Self Employed - Minor Negative Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1	*** (WAIVED) Self Employed - Minor Negative Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.
COMMENT: 2021/XX/12: Balance sheet and P&L not provided.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
										COMMENT: 2021/XX/11: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	No	No		LA	12/XX/2018	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064257	XXX	XXX	XXX	1	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2021/XX/13: Income identified only as "Other" in the amount of $XXX requires documentation supporting receipt and source of income prior to inclusion as income.

*** (OPEN) REO Documents are missing.: Address: XXXX, NY
COMMENT: 2021/XX/14: The file was missing evidence of PITIA for the primary residence. If escrowed, please provide the mortgage statement. If not, full property expenses are required to be verified.

*** (OPEN) REO Documents are missing.: Address: XXXX, NY
							COMMENT: 2021/XX/14: The final CD from the refinance of this property to determine PITIA was missing from the file.	1			No	No		NY	1/XX/2019	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064266	XXX	XXX	XXX	1		*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2021/XX/12: Excessive DTI : unable to properly verify REO costs due to missing documents along with credit debts. *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2021/XX/12: Additional documentation required for SCorp income: missing balance sheet and YTD P&L.	1			No	No		NY	1/XX/2019	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064258	XXX	XXX	XXX	1				1			No	No		NY	3/XX/2019	Refinance	Investment	XXX	$XXX		N/A	Exempt from ATR
275064223	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	Yes	Final HUD1	NJ	3/XX/2008	Purchase	Primary	XXX	$XXX
275064228	XXX	XXX	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	DE	7/XX/2007	Purchase	Primary	XXX	$XXX
275064229	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	NC	5/XX/2007	Construction-Permanent	Primary	XXX	$XXX
275064230	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	VA	5/XX/2010	Purchase	Primary	XXX	$XXX
275064232	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed	Yes	Yes	Final HUD1	SC	4/XX/2012	Purchase	Primary	XXX	$XXX
275064234	XXX	XXX	XXX	2	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	NC	12/XX/2003	Refinance	Second Home	XXX	$XXX
275064235	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	LA	9/XX/2013	Refinance	Primary	XXX	$XXX
275064236	XXX	XXX	XXX	2				2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2		Yes	Yes	Final HUD1	PA	4/XX/2011	Refinance	Primary	XXX	$XXX
275064237	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	NC	3/XX/2010	Purchase	Primary	XXX	$XXX
275064238	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		No	Yes	Final HUD1	MD	6/XX/2007	Purchase	Primary	XXX	$XXX
275064239	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/28: Unable to determine under disclosure due to missing Itemization of amount financed	Yes	Yes	Final HUD1	GA	7/XX/2013	Refinance	Primary	XXX	$XXX
275064240	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	PA	3/XX/2008	Refinance	Primary	XXX	$XXX
275064248	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/15: 5% late charge exceeds 2% maximum late charge per state of NY.	Yes	Yes	Final HUD1	NY	12/XX/2006	Refinance	Primary	XXX	$XXX
275064245	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1		Yes	Yes	Final HUD1	CT	10/XX/2005	Purchase	Primary	XXX	$XXX
275064242	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
275064247	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	PA	6/XX/2003	Purchase	Primary	XXX	$XXX
275064244	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/29: Unable to determine reason for underdisclosure, itemization does not break down the fees included in the total prepaid finance charge	Yes	Yes	Final HUD1	SC	7/XX/2006	Refinance	Primary	XXX	$XXX
275064246	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	NV	6/XX/2006	Refinance	Primary	XXX	$XXX
275064243	XXX	XXX	XXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/22: Itemization of amount financed doesn't include a breakdown of finance charges. Unable to determine cause of underdisclosure.	Yes	Yes	HUD1, not signed or stamped	VA	8/XX/2005	Refinance	Primary	XXX	$XXX
275064253	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	MI	6/XX/2006	UTD	Primary	XXX	$XXX
275064260	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	WI	1/XX/2009	Refinance	Primary	XXX	$XXX
275064261	XXX	XXX	XXX	1	1	*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .27666%. APR of 13.20666% exceeds a threshold of 12.93000% based on the US Treasury for comparable maturities of 4.93000% plus jurisdiction allowable margin of 8.00000%. Non-Compliant High Cost Loan. - EV1

*** (CLEARED) High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 04/XX/2006 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 3 months prior to consummation. A lookback was performed to determine this application date. - EV1

									*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV1		Yes	Yes	Final HUD1	VA	7/XX/2006	Refinance	Primary	XXX	$XXX
275064262	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/11: Fees are under disclosed $XXX and fees match the HUD. Unable to verify the reason for the under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NY	9/XX/1998	Refinance	Primary	XXX	$XXX
275064263	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		Yes	Yes	Final HUD1	VT	11/XX/2006	Refinance	Primary	XXX	$XXX
275064267	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TN	4/XX/2007	Refinance	Primary	XXX	$XXX
275064265	XXX	XXX	XXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 9.09460% or Final Disclosure APR of 9.11000% is in excess of allowable threshold of US Treasury 4.2800% + 3%, or 7.28000% and Conventional Mortgage Rate 5.67000% + 1.75%, or 7.42000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2		Yes	Yes	Final HUD1	NC	3/XX/2008	Refinance	Primary	XXX	$XXX
275064269	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001. - EV2		Yes	Yes	Final HUD1	NY	8/XX/2001	Refinance	Primary	XXX	$XXX
275064270	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
275064264	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	WI	9/XX/2007	Refinance	Primary	XXX	$XXX
275064268	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
275064259	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	No	Missing	TX	11/XX/2008	Refinance	Primary	XXX	$XXX
275064285	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	MD	12/XX/2012	Purchase	Primary	XXX	$XXX
275064286	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MN	12/XX/2001	Refinance	Primary	XXX	$XXX
275064290	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/07: TIL itemization did not disclose $XXX payoff statement fee or $XXX recording fee as prepaid finance charges	Yes	Yes	Final HUD1	AL	12/XX/2002	Refinance	Primary	XXX	$XXX
275064292	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	NC	10/XX/2012	UTD	UTD	XXX	$XXX
275064294	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	PA	11/XX/2001	Refinance	Primary	XXX	$XXX
275064295	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of 6.25000% contracts for a prepay term of 24 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	NY	1/XX/2004	Refinance	Primary	XXX	$XXX
275064298	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2		Yes	Yes	Final HUD1	PA	5/XX/2008	Refinance	Primary	XXX	$XXX
275064299	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
275064287	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MN	1/XX/2007	Refinance	Primary	XXX	$XXX
275064288	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
275064289	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CT	8/XX/2005	Refinance	Primary	XXX	$XXX
275064291	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/07: Unable to determine under disclosure due to missing itemization of amount financed	No	Yes	Final HUD1	OH	4/XX/2003	Purchase	Primary	XXX	$XXX
275064293	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	OH	5/XX/2007	Refinance	Primary	XXX	$XXX
275064296	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2005	Refinance	Primary	XXX	$XXX
275064297	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TN	12/XX/2004	Refinance	Primary	XXX	$XXX
275064051	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	GA	1/XX/2007	Purchase	Primary	XXX	$XXX
275064174	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	NY	9/XX/1988	Purchase	Primary	XXX	$XXX
275064131	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
275064173	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/13: Under disclosure is due to the lender utilizing an index value of 3.24% per the approval, however the lowest index value available in the lookback period is 3.36%.	Yes	Yes	Final HUD1	WA	2/XX/2006	Refinance	Primary	XXX	$XXX
275064057	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/08: TIL itemization did not disclose a recording service fee of $XXX and courier fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	IN	11/XX/2008	Refinance	Primary	XXX	$XXX
275064062	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/13: Appraisal not provided.	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/13: Under disclosure is due to the lender utilizing an index value of 3.240% per the (Approval), however the lowest index value available in the lookback period is 3.460%.	Yes	Yes	Final HUD1	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
275064130	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
275064125	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	KS	3/XX/2004	Refinance	Primary	XXX	$XXX
275064124	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	7/XX/2004	Refinance	Investment	XXX	$XXX
275064126	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	6/XX/2006	Refinance	Primary	XXX	$XXX
275064122	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2005	Purchase	Primary	XXX	$XXX
275064056	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
275064170	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	PA	4/XX/2008	UTD	Primary	XXX	$XXX
275064118	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
275064098	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
275064165	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	MI	3/XX/2008	Purchase	Primary	XXX	$XXX
275064168	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2012. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		Yes	Yes	Final HUD1	VA	9/XX/2012	Refinance	Primary	XXX	$XXX
275064141	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/08: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	OH	1/XX/2005	Refinance	Primary	XXX	$XXX
275064145	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		Yes	Yes	Final HUD1	MN	9/XX/2005	Refinance	Primary	XXX	$XXX
275064155	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2		No	Yes	Final HUD1	PA	5/XX/2007	Purchase	Primary	XXX	$XXX
275064156	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	HUD1, not signed or stamped	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
275064159	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		No	Yes	Final HUD1	MI	7/XX/2007	Purchase	Primary	XXX	$XXX
275064160	XXX	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2007 - EV2		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	TX	7/XX/2007	Purchase	Primary	XXX	$XXX
275064161	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/12: Under-disclosure is due to the incorrect payment streams disclosed on the final TIL. The number of monthly MI premiums is not accurately disclosed. The lender disclosed 180 payments of MI, Audit calculated 210 payments of MI.	Yes	Yes	Final HUD1	GA	8/XX/2007	Purchase	Primary	XXX	$XXX
275064136	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
275064080	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		No	Yes	Final HUD1	PA	6/XX/2005	Purchase	Primary	XXX	$XXX
275064150	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
275064158	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/22: Under disclosure is due to the lender’s TIL reflecting MI being in force for 214 months, however based on the loan amount and appraised value the MI would be in force for 240 months.

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/22: 5% late charge exceeds 2% maximum per state (NY).	No	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
275064162	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/23: TIL itemization did not disclose an application fee of $XXX as prepaid finance charge.

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/23: 5% late charge exceeds maximum of 2% per NY	Yes	Yes	Final HUD1	NY	10/XX/2007	Refinance	Primary	XXX	$XXX
275064179	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MD	12/XX/2007	Purchase	Primary	XXX	$XXX
275064167	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	VA	3/XX/2012	Refinance	Primary	XXX	$XXX
275064146	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		Yes	No	Missing	WA	4/XX/2013	UTD	Primary	XXX	$XXX
275064070	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			Yes	Yes	Final HUD1	NY	8/XX/2002	Purchase	Primary	XXX	$XXX
275064074	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	NJ	9/XX/2003	Purchase	Primary	XXX	$XXX
275064076	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	UT	4/XX/2005	Purchase	Primary	XXX	$XXX
275064077	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	LA	3/XX/2005	Purchase	Primary	XXX	$XXX
275064086	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	Yes	Final HUD1	MA	2/XX/2006	Refinance	Primary	XXX	$XXX
275064097	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/30: Unable to determine reason for under disclosure due to missing Final TIL itemization.	Yes	Yes	Final HUD1	NJ	4/XX/2007	Refinance	Primary	XXX	$XXX
275064163	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	MO	10/XX/2007	Purchase	Primary	XXX	$XXX
275064181	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2		Yes	Yes	Final HUD1	WA	3/XX/2008	Refinance	Primary	XXX	$XXX
275064166	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	3/XX/2008	Refinance	Primary	XXX	$XXX
275064054	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	MI	8/XX/1999	UTD	UTD	XXX	$XXX
275064052	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3		Yes	Yes	HUD1, not signed or stamped	OH	3/XX/2003	Refinance	Primary	XXX	$XXX
275064144	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	FL	8/XX/2005	Refinance	Primary	XXX	$XXX
275064148	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Unable to determine cause of under disclosure due to itemization of amount financed

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/14: 5% late charge exceeds 2% maximum per state (NY).	Yes	Yes	Final HUD1	NY	5/XX/2006	Refinance	Primary	XXX	$XXX
275064149	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		No	Yes	Final HUD1	VA	5/XX/2006	Purchase	Primary	XXX	$XXX
275064151	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			No	Yes	Final HUD1	TN	10/XX/2006	Purchase	Primary	XXX	$XXX
275064153	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		Yes	Yes	Final HUD1	MD	11/XX/2006	Refinance	Primary	XXX	$XXX
275064133	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	OK	12/XX/2006	Purchase	Primary	XXX	$XXX
275064134	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2		Yes	Yes	Final HUD1	KY	9/XX/2006	Purchase	Primary	XXX	$XXX
275064066	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		1			No	Yes	Final HUD1	IL	11/XX/2008	Purchase	Primary	XXX	$XXX
275064067	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	PA	11/XX/2003	Purchase	Primary	XXX	$XXX
275064123	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: Under disclosure is due to the lender utilizing an index value of 3.360% per the Underwriting Commitment, however the lowest index value available in the look back period is 3.560%.	Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
275064172	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NE	7/XX/2002	Refinance	Primary	XXX	$XXX
275064120	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.41694% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .41694%). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		Yes	Yes	Final HUD1	MS	7/XX/2006	Refinance	Primary	XXX	$XXX
275064180	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	MD	2/XX/2008	Refinance	Primary	XXX	$XXX
275064088	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV2		Yes	Yes	Final HUD1	TX	6/XX/2006	Purchase	Primary	XXX	$XXX
275064108	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	HI	2/XX/2008	Refinance	Primary	XXX	$XXX
275064069	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			No	Yes	Final HUD1	LA	7/XX/2001	Purchase	Primary	XXX	$XXX
275064096	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	FL	2/XX/2007	Purchase	Primary	XXX	$XXX
275064142	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/07: Unable to determine cause of under-disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	WV	5/XX/2005	Purchase	Primary	XXX	$XXX
275064103	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	CT	10/XX/2007	Refinance	Investment	XXX	$XXX
275064139	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004. - EV2		No	Yes	Final HUD1	IN	12/XX/2004	Purchase	Primary	XXX	$XXX
275064115	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			No	Yes	Final HUD1	NH	4/XX/2005	Purchase	Primary	XXX	$XXX
275064083	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. - EV2		Yes	Yes	Final HUD1	AZ	11/XX/2005	Refinance	Primary	XXX	$XXX
275064082	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	FL	10/XX/2005	Purchase	Primary	XXX	$XXX
275064117	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	MI	11/XX/2006	Refinance	Primary	XXX	$XXX
275064095	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
275064154	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		No	Yes	Final HUD1	WI	3/XX/2007	Purchase	Primary	XXX	$XXX
275064100	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. - EV2		Yes	Yes	Final HUD1	NC	5/XX/2007	Purchase	Primary	XXX	$XXX
275064099	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	Yes	Final HUD1	KY	5/XX/2007	Purchase	Primary	XXX	$XXX
275064104	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IL	9/XX/2007	Refinance	Primary	XXX	$XXX
275064112	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	HUD1, not signed or stamped	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
275064101	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
275064176	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. - EV2		No	Yes	Final HUD1	KY	3/XX/2003	Purchase	Primary	XXX	$XXX
275064073	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003. - EV2		No	Yes	Final HUD1	IL	5/XX/2003	Purchase	Primary	XXX	$XXX
275064075	XXX	XXX	XXX	2	*** (CLEARED) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2005 - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/16: The Lender's TIL reflects MI dropping off after 68 months, however, the audited TIL indicates MI should drop off after 69 months.	Yes	Yes	Final HUD1	GA	3/XX/2005	Refinance	Primary	XXX	$XXX
275064055	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TN	7/XX/2005	Purchase	Primary	XXX	$XXX
275064105	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
275064107	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007. - EV2		Yes	Yes	Final HUD1	TX	1/XX/2008	Purchase	Primary	XXX	$XXX
275064113	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	1/XX/2009	Refinance	Primary	XXX	$XXX
275064114	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2009. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	AR	12/XX/2009	Refinance	Primary	XXX	$XXX
275064119	XXX	XXX	XXX	2	2	*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	OH	10/XX/2007	Refinance	Primary	XXX	$XXX
275064135	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2001. - EV2		Yes	Yes	Final HUD1	OH	6/XX/2001	Refinance	Primary	XXX	$XXX
275064072	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	TN	5/XX/2003	Purchase	Primary	XXX	$XXX
275064137	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		No	Yes	Final HUD1	IA	8/XX/2003	Purchase	Primary	XXX	$XXX
275064138	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	TX	10/XX/2004	Purchase	Primary	XXX	$XXX
275064140	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2		No	Yes	Final HUD1	FL	12/XX/2004	Purchase	Primary	XXX	$XXX
275064078	XXX	XXX	XXX	2				2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	5/XX/2005	Purchase	Primary	XXX	$XXX
275064079	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2		Yes	Yes	Final HUD1	IN	8/XX/2005	Purchase	Primary	XXX	$XXX
275064081	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MD	10/XX/2005	Refinance	Primary	XXX	$XXX
275064084	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	TX	1/XX/2006	Purchase	Primary	XXX	$XXX
275064085	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	OH	1/XX/2006	Purchase	Primary	XXX	$XXX
275064177	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	MD	8/XX/2006	Purchase	Primary	XXX	$XXX
275064178	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
275064091	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2		Yes	Yes	Final HUD1	IN	8/XX/2006	Refinance	Primary	XXX	$XXX
275064102	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/19: Unable to determine the under disclosure missing the itemization of financed	Yes	Yes	Final HUD1	OH	6/XX/2007	Refinance	Primary	XXX	$XXX
275064106	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	12/XX/2007	Refinance	Primary	XXX	$XXX
275064164	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	1/XX/2008	Refinance	Primary	XXX	$XXX
275064110	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	CA	6/XX/2008	Purchase	Primary	XXX	$XXX
275064109	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	6/XX/2008	Purchase	Primary	XXX	$XXX
275064111	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008. - EV2		Yes	Yes	Final HUD1	AZ	7/XX/2008	Refinance	Primary	XXX	$XXX
275064169	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 10.68300% is underdisclosed from calculated APR of 11.23363% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/07: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	LA	2/XX/2005	Purchase	Primary	XXX	$XXX
275064116	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 05/XX/2006 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		1			Yes	Yes	Final HUD1	PA	6/XX/2006	Refinance	Primary	XXX	$XXX
275064068	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1998. - EV2		No	Yes	Final HUD1	VA	6/XX/1998	Purchase	Primary	XXX	$XXX
275064071	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. - EV2		No	Yes	Final HUD1	MA	1/XX/2003	Purchase	Investment	XXX	$XXX
275064147	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		No	Yes	Final HUD1	MD	2/XX/2006	Purchase	Primary	XXX	$XXX
275064089	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. COMMENT: 2019/XX/14: Borrowers signed the final TIL, but did not date their signatures.	No	Yes	Final HUD1	PA	6/XX/2006	Purchase	Primary	XXX	$XXX
275064090	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		Yes	Yes	Final HUD1	TN	5/XX/2006	Refinance	Primary	XXX	$XXX
275064092	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006. - EV2

									*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2		Yes	Yes	Final HUD1	VA	8/XX/2006	Refinance	Primary	XXX	$XXX
275064152	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	Yes	Final HUD1	IL	11/XX/2006	Refinance	Primary	XXX	$XXX
275064093	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. - EV2		No	Yes	Final HUD1	MI	11/XX/2006	Purchase	Primary	XXX	$XXX
275064094	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006. - EV2		No	Yes	Final HUD1	CT	1/XX/2007	Refinance	Investment	XXX	$XXX
275064087	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2		Yes	Yes	Final HUD1	KS	3/XX/2007	Refinance	Primary	XXX	$XXX
275064063	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
275064132	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	MD	7/XX/2006	Refinance	Primary	XXX	$XXX
275064305	XXX	XXX	XXX	1	*** (CLEARED) Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 07/XX/2018 - EV1 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (CLEARED) Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 07/XX/2018
COMMENT: 2021/XX/13: The file was missing 2 months bank statements for the self employed income to support the P&L and the income used by the lender.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/22: The property is located in XXX County. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2020.	1	*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.18134% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.18134%). - EV1	*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/22: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.18134% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.18134%).
										COMMENT: 2021/XX/22: Points and fees are excessive by $XXX or 1.181434%. Evidence of bona fide points was missing from the file to review for adjustment.	Yes	No		CA	12/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064307	XXX	XXX	XXX	1				1			Yes	No		GA	3/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064308	XXX	XXX	XXX	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2012 - EV3 *** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. - EV1 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2012 COMMENT: 2021/XX/28: The file was missing a VVOE obtained within 10 business days of the Note.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.00626% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.00626%). - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.00626% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.00626%). - EV3

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591) - EV2

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax and Assessments.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7543) - EV2

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/28: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2021/XX/28: Subject loan is not eligible to be insured or guaranteed by FHA.

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.00626% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.00626%).
COMMENT: 2021/XX/28: Points and fees are excessive by $XXX or 1.02859%.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/28: Loan was approved as an FHA loan with 52.48% DTI, however, loan is not eligible for FHA financing.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.00626% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.00626%).
COMMENT: 2021/XX/28: Points and Fees are excessive by an overage of $XXX or 1.00626%.

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/28: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
COMMENT: 2021/XX/28: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax and Assessments.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7543)
COMMENT: 2021/XX/28: Cure for $XXX was provided.

*** (WAIVED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/28: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.	Yes	No		PA	10/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275064320	XXX	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. - EV2	*** (WAIVED) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2018/XX/05: 655 < 660 XXXX Statement 80% LTV Cash Out Refinance program. Exception not acknowledged by Lender.	1	*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. - EV1	*** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures. COMMENT: 2018/XX/05: .	Yes	No		FL	2/XX/2018	Refinance	Primary	XXX	$XXX		Non QM	Non QM
275064315	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		3	*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible). - EV3		Yes	Yes	Final HUD1	TX	5/XX/2015	Purchase	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
275064321	XXX	XXX	XXX	2	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018)
										COMMENT: 2021/XX/08: Evidence of receipt of the updated report dated 8/XX/2018 on or before consummation was missing from the file.	No	No		NJ	8/XX/2018	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064324	XXX	XXX	XXX	2	*** (OPEN) Missing Document: 1007 Rent Comparison Schedule not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, AL  EV3

*** (OPEN) The borrower has Open Public Records/Collections/Charge Off accounts.: Credit Report: Original // Public Record Type: Collections / Balance: 519.00, Credit Report: Original // Public Record Type: Collections / Balance: 475.00, Credit Report: Original // Public Record Type: Collections / Balance: 101.00, Credit Report: Original // Public Record Type: Collections / Balance: 35.00, Credit Report: Original // Public Record Type: Collections / Balance: 30.00 - EV3	*** (OPEN) Missing Document: 1007 Rent Comparison Schedule not provided
COMMENT: 2021/XX/12: file is missing 1007 rent comparison schedule not provided

*** (OPEN) REO Documents are missing.: Address: XXXX, AL
COMMENT: 2021/XX/12: Tax verification is missing.

*** (OPEN) The borrower has Open Public Records/Collections/Charge Off accounts.: Credit Report: Original // Public Record Type: Collections / Balance: 519.00, Credit Report: Original // Public Record Type: Collections / Balance: 475.00, Credit Report: Original // Public Record Type: Collections / Balance: 101.00, Credit Report: Original // Public Record Type: Collections / Balance: 35.00, Credit Report: Original // Public Record Type: Collections / Balance: 30.00
COMMENT: 2021/XX/12: ok	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2019)
										COMMENT: 2021/XX/12: Verification appraisal was delivered to borrower was not provided.	No	No		AL	3/XX/2019	Refinance	Investment	XXX	$XXX		N/A
275064326	XXX	XXX	XXX	1		*** (OPEN) REO Documents are missing.: Address: XXX, NY, Address: XXX, FL EV3	*** (OPEN) REO Documents are missing.: Address: XXX, NY, Address: XXXX, FL COMMENT: 2021/XX/13: Missing documents to verify PITIA for REO properties.	1			No	No		FL	11/XX/2019	Purchase	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064325	XXX	XXX	XXX	2	2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.24182% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .24182%). - EV1	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)
COMMENT: 2021/XX/13: Appraisal report for your XXX shows emailed a copy to borrower on 9/XX/2019.  Valuation is showing not completed until 102/XX/2019

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/05: Loan is falling QM points and fees testing.  Please provide the undiscounted rate and undiscounted price to  determine if any discount points paid by the borrower may be excluded from testing.

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.24182% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .24182%).
										COMMENT: 2021/XX/05: Loan is falling QM points and fees testing. Please provide the undiscounted rate and undiscounted price to determine if any discount points paid by the borrower may be excluded from testing.	Yes	No		NJ	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064327	XXX	XXX	XXX	1	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2018 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2018 - EV3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012
COMMENT: 2021/XX/12: NA for previous employment

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2018
COMMENT: 2021/XX/12: The file is missing the verification of employment dated within 10 business days of the Note.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012
COMMENT: 2021/XX/12: NA for previous employment

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2012
COMMENT: 2021/XX/12: NA for previous employment

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2018
COMMENT: 2021/XX/12: The file is missing the verification of employment dated within 10 business days of the Note.	1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)
										COMMENT: 2021/XX/12: Transfer Tax was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	Yes	No		CA	12/XX/2019	Purchase	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
275064328	XXX	XXX	XXX	1	1	*** (CLEARED) Final Title Policy Coverage is less than Original Loan Amount. - EV1 *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV1 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	*** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2019/XX/03: Coverage Shortfall $XXX. Property insured under California FAIR Plan. The California FAIR Plan does not estimate the fair market value of the property, the cost to rebuild the property, or the cost of labor and materials in any area, or determine the appropriateness of the coverage. Instead, those are the property owners’ responsibilities.	1			No	No		CA	11/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
275064306	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	NC	3/XX/2002	Refinance	Primary	XXX	$XXX
275064310	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	9/XX/2003	Refinance	Primary	XXX	$XXX
275064311	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2019/XX/23: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	CA	10/XX/2005	Purchase	Primary	XXX	$XXX
275064312	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005. - EV2		Yes	Yes	Final HUD1	MI	7/XX/2005	Refinance	Primary	XXX	$XXX
275064318	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/31: TIL Itemization disclosed a Settlement fee in the amount of $XXX and final HUD reflects $XXX. TIL Itemization disclosed a C/A FedX/Misc fees in the amount of $XXX not reflected on the final HUD.	Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
275064317	XXX	XXX	XXX	1		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		1			Yes	Yes	Final HUD1	NJ	5/XX/2009	Purchase	Primary	XXX	$XXX
275064319	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/05: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	OR	3/XX/2007	Refinance	Primary	XXX	$XXX
275064304	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2		No	Yes	Final HUD1	FL	10/XX/2005	Purchase	Primary	XXX	$XXX
275064313	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
275064314	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. - EV2		Yes	Yes	Final HUD1	DE	11/XX/2007	Refinance	Primary	XXX	$XXX
275064316	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	MD	3/XX/2007	Purchase	Primary	XXX	$XXX
275064329	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/11: Under disclosure is due to daily simple interest	Yes	Yes	Final HUD1	NC	6/XX/2006	Refinance	Primary	XXX	$XXX
275064332	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	IL	7/XX/2008	Refinance	Primary	XXX	$XXX
275064330	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	VA	8/XX/2000	Refinance	Primary	XXX	$XXX
275064509	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/04: All conditions not met due to missing Guidelines.	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2020). (Final/02/XX/2020) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2020). (Final/XX/XX/2020)
										COMMENT: 2022/XX/02: The finance charge was under disclosed in the amount of $XXX.	Yes	No		NC	2/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064550	XXX	XXX	XXX	3	3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2019 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2003 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018 - EV3

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2003 - EV1	*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018 COMMENT: 2022/XX/02: loan is defaulting to standard ATR/QM documentation requirements.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.58504%, LTV/CLTV: 95.00000%/95.00000%, Credit Score: 692, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9979808) - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9979807) - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77232) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/26: loan is defaulting to standard ATR/QM documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/03: Missing W-2s for borrower current wages

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.58504%, LTV/CLTV: 95.00000%/95.00000%, Credit Score: 692, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/03: loan is defaulting to standard ATR/QM documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9979808)
COMMENT: 2022/XX/26: loan is defaulting to standard ATR/QM documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9979807)
COMMENT: 2022/XX/26: loan is defaulting to standard ATR/QM documentation requirements.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77232)
COMMENT: 2022/XX/26: No cure or valid CIC in file

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/26: No cure or valid CIC in file	Yes	No		IL	2/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
275064562	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2019) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2019) - EV2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2019)
COMMENT: 2022/XX/25: There is no evidence in file that the CD was provided to the client 3 days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2019)
										COMMENT: 2022/XX/25: There is no evidence in file that the CD was provided to the client 3 days prior to closing.	Yes	No		CA	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064522	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2019) - EV2		No	No		CA	9/XX/2019	Purchase	Investment	XXX	$XXX		N/A	N/A
275064544	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 6.09830% or Final Disclosure APR of 6.10900% is in excess of allowable threshold of APOR 3.65% + 1.5%, or 5.15000% Compliant Higher Priced Loan. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2022/XX/24: Appraisal Re-inspection Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/24: Loan discount Point Fee was last disclosed as $XXX.00 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Yes	No		MA	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
275064555	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Property type discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/10: The property is located in XXX, CA. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/11: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Missing valid COC and no evidence of cure provided.	Yes	No		CA	8/XX/2019	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064511	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2019) - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2019) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
COMMENT: 2022/XX/26: Disclosure is not dated.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2019)
COMMENT: 2022/XX/21: Evidence of borrower's receipt of the initial CD was not included in the loan file.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2019)
COMMENT: 2022/XX/21: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/21: File is missing a valid COC and tolerance cure was not provided.	Yes	No		NY	6/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064546	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			Yes	No		AZ	2/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064543	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Flood insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Flood insurance coverage amount is insufficient. COMMENT: 2022/XX/14: Lender exception in file for HOA does not have flood policy, however policy is only for coverage of $XXX versus $XXX	2	*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/XX/20/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/XX/20/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
COMMENT: 2022/XX/14: Notice of special Flood Hazard disclosure is missing borrower signature for 1/XX/2019

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/XX/20/2019)
COMMENT: 2022/XX/14: Finance Charge disclosed is $XXX  Calculated finance charge is $XXX.  Variance of -$XXX.   TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/XX/20/2019)
COMMENT: 2022/XX/14: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year, taxes are $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/14: Loan Discount Points Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
										COMMENT: 2022/XX/10: Signed initial 1003 is missing	No	No		CA	2/XX/2019	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064531	XXX	XXX	XXX	2	1			2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018) - EV2		Yes	No		MO	1/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064530	XXX	XXX	XXX	2	2	*** (OPEN) AUS Findings: Loan amount discrepancy. - EV2	*** (OPEN) AUS Findings: Loan amount discrepancy. COMMENT: 2023/XX/27: An updated AUS feedback results, disclosing a loan amount of $XXX was missing	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/16: Loan designation was restated by client.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/25: No lender cure or valid COC.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
										COMMENT: 2023/XX/16: An updated AUS feedback results, disclosing a loan amount of $XXX was missing	Yes	No		MN	12/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
275064542	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2018). (Final/09/XX/2018) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2018). (Final/XX/XX/2018)
										COMMENT: 2022/XX/21: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of -$XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	Yes	No		VA	9/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064554	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			Yes	No		CA	9/XX/2018	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064517	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2018 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/09/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2018 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/XX/XX/2018)
COMMENT: 2022/XX/21: Date issued is blank. Appears to have been issued prior to the signed CD which is dated 9/XX/18.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/21: Fee increased without a valid COC, no cure provided.	Yes	No		NV	9/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064541	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX,XXXX, CA COMMENT: 2022/XX/11: XXX - Verification of non-escrowed PITI costs totaling $XXX as noted on the Final 1003. XXX - Verification of non-escrowed PITI costs totaling $XXX as noted on the Final 1003. Need tax and insurance verifications. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/11: Property is located in a FEMA Disaster area from XXX that occurred 11/XX/2018 and ended 11/XX/2018 and requires an inspection for property damage.	2	*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp) - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2018). (Final/08/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2018). (Final/08/XX/2018)
										COMMENT: 2022/XX/11: Disclosure reflects Finance Charges of $XXX, however calculated Finance Charges reflects $XXX.	Yes	No		CA	8/XX/2018	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064535	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/11: The fraud report was missing from the loan file. *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/11: FEAM declared disaster, XXX. An interior/exterior inspection is required, dated after, 07/XX/2019, the declared end date.	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/20: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Yes	No		MO	7/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064553	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/05/XX/2018) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2018). (Final/XX/XX/2018)
COMMENT: 2022/XX/20: Finance charge is under disclosed by $XXX. Unable to determine under disclosure due to missing itemization of amount financed.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/20: Missing valid COC and no evidence of cure provided.

*** (OPEN) TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
										COMMENT: 2022/XX/26: Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects a different Provider indicating the borrower selected their own Provider.	Yes	No		FL	5/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064275	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	No		TX	3/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064508	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/16: The fraud report was missing from the loan file. *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/16: The property is located in XXX, TX. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 02/XX/2021.	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2017). (Final/XX/20/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 12/XX/2017 not accurate. (Final/XX/20/2017) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2017). (Final/XX/20/2017)
COMMENT: 2022/XX/19: Disclosure reflects Finance Charges of $XXX however calculated Finance Charges reflects $XXX -- a difference $XXX

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 408.00 on Final Closing Disclosure provided on 12/XX/2017 not accurate. (Final/XX/20/2017)
										COMMENT: 2022/XX/19: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues are $XXX per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.	Yes	No		TX	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064534	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/11: The property is located in XXX, FL. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2017.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2017). (Final/10/XX/2017) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)
COMMENT: 2022/XX/14: Appraisal was provided at closing.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2017). (Final/XX/XX/2017)
										COMMENT: 2022/XX/14: Disclosure reflects Finance Charges of $XXX however calculated Finance Charges reflects $XXX.	Yes	No		FL	10/XX/2017	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064533	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017) - EV2		Yes	No		CA	6/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064524	XXX	XXX	XXX	2	1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Missing Document: AUS not provided - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/16: Valid LP AUS not found in loan review.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2022/XX/14: Final CD is missing evidence of delivery creating a transaction date of, 4/XX/2017.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
										COMMENT: 2022/XX/16: Loan designation does not match due to missing AUS.	Yes	No		CA	4/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064540	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2015 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/02/XX/2017) - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7550) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/14: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM due to missing income documentation.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/16: No valid COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7550)
COMMENT: 2022/XX/14: Tolerance exceeded for Tax Service Fee (One Time). Fee Amount of $XXX exceeds tolerance of $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/14: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower	Yes	No		CA	4/XX/2017	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
275064539	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/XXX) - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E)
COMMENT: 2022/XX/16: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX/Schedule E)
COMMENT: 2022/XX/16: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/16: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/16: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/11: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/11: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/XXX)
COMMENT: 2022/XX/11: The loan was manually underwritten to Lender guidelines and is is water falling to ATR/QM standard documentation requirements.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016). (Final/10/XX/2016)
										COMMENT: 2022/XX/11: The disclosed finance charge was under disclosed in the amount of $XXX. Unable to determine the discrepancy. An Itemization of Amount Financed or Itemization of Seller and Lender paid fees are missing.	Yes	No		CA	10/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
275064520	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2015, prior to three (3) business days from transaction date of 12/XX/2015. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/11: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to missing income documentation.

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
COMMENT: 2022/XX/11: File missing lease agreement

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/11: Lender did not factor the loss for XXX or S-corp.  File missing signed 1120 both years signed business tax returns.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/11: File missing balance sheet.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/11: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -$XXX.   TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/11: The loan closed 12/XX/2015. The affiliated business arrangement disclosure statement was signed 12/XX/2015 which is day after closing

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2015, prior to three (3) business days from transaction date of 12/XX/2015.
										COMMENT: 2022/XX/11: Loan disbursed 12/XX/2015 as per HUD.	Yes	Yes	Final HUD1	CA	12/XX/2015	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
275064564	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/11: SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2015) - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CA	8/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064573	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
275064507	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
275064579	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	SC	11/XX/2003	Refinance	Primary	XXX	$XXX
275064440	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of 5.00000%/$XXX exceeds state maximum of 10% or $XXX whichever is lesser. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2020 used as disbursement date for compliance testing. - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2020, prior to three (3) business days from transaction date of 03/XX/2020. - EV1	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/12: Acknowledged	Yes	No	HELOC Agreement	MA	3/XX/2020	Refinance	Primary	XXX	$XXX
275064416	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2019 used as disbursement date for compliance testing. - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2019, prior to three (3) business days from transaction date of 11/XX/2019. - EV1	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/12: Acknoweldged	Yes	No	HELOC Agreement	FL	11/XX/2019	Refinance	Primary	XXX	$XXX
275064503	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2018 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2018, prior to three (3) business days from transaction date of 09/XX/2018. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/11: No initial loan application in the file.	Yes	No	HELOC Agreement	FL	9/XX/2018	Refinance	Primary	XXX	$XXX
275064502	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2018 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2018, prior to three (3) business days from transaction date of 09/XX/2018. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/11: Verified	Yes	No	HELOC Agreement	FL	9/XX/2018	Refinance	Primary	XXX	$XXX
275064486	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2018 used as disbursement date for compliance testing. - EV2

*** (OPEN) Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2018, prior to three (3) business days from transaction date of 06/XX/2018. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/11: Verified	Yes	No	HELOC Agreement	IA	6/XX/2018	Refinance	Primary	XXX	$XXX
275064405	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2017 used as disbursement date for compliance testing. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2017, prior to three (3) business days from transaction date of 12/XX/2017. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/10: no date provided	Yes	No	HELOC Agreement	MN	12/XX/2017	Refinance	Primary	XXX	$XXX
275064424	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2017 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2017, prior to three (3) business days from transaction date of 11/XX/2017. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/10: Missing initial 1003	Yes	No	HELOC Agreement	CT	11/XX/2017	Refinance	Primary	XXX	$XXX
275064485	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2017 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2017, prior to three (3) business days from transaction date of 08/XX/2017. - EV2		Yes	Yes	HELOC Agreement	CA	8/XX/2017	Refinance	Primary	XXX	$XXX
275064415	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2017 used as disbursement date for compliance testing. - EV2

*** (OPEN) Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 6 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2017, prior to three (3) business days from transaction date of 04/XX/2017. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/10: Missing Initial Loan Application

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
										COMMENT: 2022/XX/10: RTC was not signed	Yes	No	HELOC Agreement	KS	4/XX/2017	Refinance	Primary	XXX	$XXX
275064404	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2016, prior to three (3) business days from transaction date of 11/XX/2016. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/10: Verified	Yes	Yes	HELOC Agreement	FL	11/XX/2016	Refinance	Primary	XXX	$XXX
275064403	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2016 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2016, prior to three (3) business days from transaction date of 09/XX/2016. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/10: missing	Yes	No	HELOC Agreement	CA	9/XX/2016	Refinance	Primary	XXX	$XXX
275064491	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2016, prior to three (3) business days from transaction date of 08/XX/2016. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/09: no date provided	Yes	Yes	HELOC Agreement	FL	8/XX/2016	Refinance	Primary	XXX	$XXX
275064495	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2016 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2016, prior to three (3) business days from transaction date of 04/XX/2016. - EV2		Yes	Yes	HELOC Agreement	CA	4/XX/2016	Refinance	Primary	XXX	$XXX
275064490	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2016 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2016, prior to three (3) business days from transaction date of 03/XX/2016. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/08: Acknoweldged	Yes	No	HELOC Agreement	CA	3/XX/2016	Refinance	Primary	XXX	$XXX
275064423	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2016 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016) - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2016, prior to three (3) business days from transaction date of 03/XX/2016. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/08: no date provided	Yes	No	HELOC Agreement	DE	3/XX/2016	Refinance	Primary	XXX	$XXX
275064496	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2016 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2016, prior to three (3) business days from transaction date of 03/XX/2016. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/08: Acknowledged	Yes	No	HELOC Agreement	CA	3/XX/2016	Refinance	Primary	XXX	$XXX
275064413	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2015) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2015, prior to three (3) business days from transaction date of 10/XX/2015. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/07: missing	Yes	Yes	HELOC Agreement	FL	10/XX/2015	Refinance	Primary	XXX	$XXX
275064501	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2015, prior to three (3) business days from transaction date of 07/XX/2015. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/07: Unable to determine due to missing loan application.	Yes	Yes	HELOC Agreement	VA	7/XX/2015	Refinance	Primary	XXX	$XXX
275064420	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2015 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2015, prior to three (3) business days from transaction date of 05/XX/2015. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/07: No initial loan application in the file.	Yes	No	HELOC Agreement	FL	5/XX/2015	Refinance	UTD	XXX	$XXX
275064402	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2015 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2015, prior to three (3) business days from transaction date of 02/XX/2015. - EV2		Yes	Yes	HELOC Agreement	VA	2/XX/2015	Refinance	Primary	XXX	$XXX
275064412	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2014 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2014) - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2014, prior to three (3) business days from transaction date of 02/XX/2014. - EV2		Yes	No	HELOC Agreement	MO	2/XX/2014	Refinance	Primary	XXX	$XXX
275064439	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2013, prior to three (3) business days from transaction date of 11/XX/2013. - EV2		No	No	HELOC Agreement	VA	11/XX/2013	Refinance	Primary	XXX	$XXX
275064510	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2013	Refinance	Primary	XXX	$XXX
275064563	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CO	3/XX/2013	Refinance	Primary	XXX	$XXX
275064438	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2013, prior to three (3) business days from transaction date of 01/XX/2013. - EV2		No	No	HELOC Agreement	ID	1/XX/2013	Refinance	Primary	XXX	$XXX
275064538	XXX	XXX	XXX	2	2	*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2013	Refinance	Primary	XXX	$XXX
275064401	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2012, prior to three (3) business days from transaction date of 11/XX/2012. - EV2		No	Yes	HELOC Agreement	CA	11/XX/2012	Refinance	Primary	XXX	$XXX
275064418	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/24: Status is Missing. File does not include documentation for the subject loan. File contains Servicing documentation but does not contain Legal or Compliance documents for the subject.	No	No	Missing	FL	3/XX/2006	Refinance	UTD	XXX	$XXX
275064500	XXX	XXX	XXX	2	*** (OPEN) VA Addendum to the Loan Application 26-1802a is not compliant. To be compliant, this form must be signed by borrower between the application date and loan closing date.: Disclosure: HELOC Agreement - EV3	2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

									*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2		No	Yes	HELOC Agreement	FL	4/XX/2011	Refinance	Primary	XXX	$XXX
275064484	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2011, prior to three (3) business days from transaction date of 04/XX/2011. - EV2		No	Yes	HELOC Agreement	IL	4/XX/2011	Refinance	Primary	XXX	$XXX
275064494	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2011, prior to three (3) business days from transaction date of 02/XX/2011. - EV2		No	No	HELOC Agreement	CA	2/XX/2011	Refinance	Primary	XXX	$XXX
275064552	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2		Yes	Yes	Final HUD1	VA	2/XX/2011	Refinance	Primary	XXX	$XXX
275064437	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2010, prior to three (3) business days from transaction date of 11/XX/2010. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	FL	11/XX/2010	Refinance	UTD	XXX	$XXX
275064483	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2010, prior to three (3) business days from transaction date of 11/XX/2010. - EV2		No	Yes	HELOC Agreement	TN	11/XX/2010	Refinance	Primary	XXX	$XXX
275064400	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2010, prior to three (3) business days from transaction date of 11/XX/2010. - EV2		No	No	HELOC Agreement	CA	11/XX/2010	Refinance	Primary	XXX	$XXX
275064489	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2010, prior to three (3) business days from transaction date of 10/XX/2010. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	CA	10/XX/2010	Refinance	UTD	XXX	$XXX
275064488	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010. - EV2		No	No	HELOC Agreement	CA	9/XX/2010	Refinance	Primary	XXX	$XXX
275064499	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2010, prior to three (3) business days from transaction date of 08/XX/2010. - EV2		No	No	HELOC Agreement	FL	8/XX/2010	Refinance	Primary	XXX	$XXX
275064436	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	Yes	Final HUD1	CA	9/XX/2010	Purchase	Primary	XXX	$XXX
275064411	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2010, prior to three (3) business days from transaction date of 08/XX/2010. - EV2		No	No	HELOC Agreement	CA	8/XX/2010	Refinance	Primary	XXX	$XXX
275064498	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2010, prior to three (3) business days from transaction date of 06/XX/2010. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	VA	6/XX/2010	Refinance	UTD	XXX	$XXX
275064376	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/10: Itemization did not disclose the application fee of $XXX and certified copy of trust agreement fee of $XXX as prepaid finance charges.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/10: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	IL	5/XX/2010	Refinance	Primary	XXX	$XXX
275064419	XXX	XXX	XXX	2	*** (OPEN) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV3	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2009 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	No	HELOC Agreement	HI	10/XX/2009	UTD	Second Home	XXX	$XXX
275064588	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		Yes	Yes	Final HUD1	VT	10/XX/2009	Refinance	Primary	XXX	$XXX
275064549	XXX	XXX	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2		Yes	Yes	Final HUD1	WA	6/XX/2009	Refinance	Primary	XXX	$XXX
275064393	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009. - EV2		No	Yes	HELOC Agreement	AZ	2/XX/2009	Refinance	Primary	XXX	$XXX
275064583	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	WI	4/XX/2009	Refinance	Primary	XXX	$XXX
275064532	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/30: Lender TIL reflects MI drops off after 129 months, whereas the audited TIL reflects MI doesn't drop off until 136 months.	Yes	Yes	Final HUD1	MD	3/XX/2009	Refinance	Primary	XXX	$XXX
275064408	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008. - EV2		No	Yes	HELOC Agreement	MO	11/XX/2008	Refinance	Primary	XXX	$XXX
275064556	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	TX	8/XX/2008	Purchase	Primary	XXX	$XXX
275064523	XXX	XXX	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) FHA MIP Error (Borrower Paid): - EV3 *** (OPEN) MI Monthly Premium Amount documented in file does not match the Prepaid Mortgage Insurance Premium amount per month collected on the HUD. - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/29: under disclosure due to variance in amount of MI collected. Itemization shows $XXX and HUD-1 shows $XXX	Yes	Yes	Final HUD1	CA	8/XX/2008	Refinance	Primary	XXX	$XXX
275064487	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2		Yes	No	HELOC Agreement	CT	5/XX/2008	Refinance	Primary	XXX	$XXX
275064276	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	FL	5/XX/2008	Refinance	UTD	XXX	$XXX
275064570	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	FL	4/XX/2008	Purchase	Primary	XXX	$XXX
275064575	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	MA	2/XX/2008	Refinance	Primary	XXX	$XXX
275064407	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	HELOC Agreement	CT	12/XX/2007	Refinance	UTD	XXX	$XXX
275064577	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
275064478	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2		No	Yes	HELOC Agreement	MD	11/XX/2007	Refinance	Primary	XXX	$XXX
275064398	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	AZ	11/XX/2007	UTD	UTD	XXX	$XXX
275064406	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	PA	11/XX/2007	Refinance	UTD	XXX	$XXX
275064513	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/05: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Yes	Yes	Final HUD1	TN	10/XX/2007	Refinance	Primary	XXX	$XXX
275064457	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	MO	10/XX/2007	Refinance	UTD	XXX	$XXX
275064397	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	CA	10/XX/2007	Refinance	UTD	XXX	$XXX
275064514	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/03: TIL appears to be final but not signed or initialed by the borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/03: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Yes	Yes	Final HUD1	NY	10/XX/2007	Refinance	Primary	XXX	$XXX
275064394	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
										COMMENT: 2022/XX/04: Heloc not required	No	No	HELOC Agreement	CA	9/XX/2007	UTD	UTD	XXX	$XXX
275064281	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	FL	9/XX/2007	Refinance	UTD	XXX	$XXX
275064516	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver. - EV1		Yes	Yes	HUD1, not signed or stamped	TX	9/XX/2007	Refinance	Primary	XXX	$XXX
275064445	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		No	Yes	Final HUD1	FL	8/XX/2007	Purchase	Primary	XXX	$XXX
275064468	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2		No	No	HELOC Agreement	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
275064467	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	HELOC Agreement	NY	7/XX/2007	Refinance	UTD	XXX	$XXX
275064444	XXX	XXX	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
275064384	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		Yes	No	HELOC Agreement	NC	7/XX/2007	Refinance	Primary	XXX	$XXX
275064518	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
275064589	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/03: Under-disclosure is fee related. Unable to be sourced due to missing the itemization of amount financed.	Yes	Yes	Final HUD1	MA	6/XX/2007	Purchase	Primary	XXX	$XXX
275064461	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2		No	Yes	HELOC Agreement	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
275064284	XXX	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3		No	Yes	Title Co. Closing Statement	CA	6/XX/2007	Refinance	Investment	XXX	$XXX
275064578	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
275064567	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/03: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
275064515	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
275064559	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	MD	5/XX/2007	Refinance	Primary	XXX	$XXX
275064566	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/05: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	No	Missing	CA	5/XX/2007	Purchase	Primary	XXX	$XXX
275064580	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	WA	4/XX/2007	Refinance	Primary	XXX	$XXX
275064525	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	IL	4/XX/2007	Purchase	Primary	XXX	$XXX
275064387	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	CA	4/XX/2007	Refinance	UTD	XXX	$XXX
275064458	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	SC	4/XX/2007	Refinance	UTD	XXX	$XXX
275064519	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
275064558	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	MI	3/XX/2007	Refinance	Primary	XXX	$XXX
275064460	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	HELOC Agreement	FL	3/XX/2007	Refinance	Investment	XXX	$XXX
275064429	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	GA	3/XX/2007	Refinance	UTD	XXX	$XXX
275064476	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	NV	1/XX/2007	UTD	UTD	XXX	$XXX
275064482	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	VA	1/XX/2007	Refinance	UTD	XXX	$XXX
275064452	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	WA	1/XX/2007	Refinance	UTD	XXX	$XXX
275064551	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) (Doc Error) Security Instrument Error: Notary Date was not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/10: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
275064576	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
275064584	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
275064277	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: TIL reflected MI dropping off after 128 months and audit reflects MI dropping off after 141 months.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	DC	12/XX/2006	Purchase	Primary	XXX	$XXX
275064521	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	MD	12/XX/2006	Refinance	Investment	XXX	$XXX
275064565	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	MD	12/XX/2006	Refinance	Investment	XXX	$XXX
275064466	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	FL	12/XX/2006	Refinance	UTD	XXX	$XXX
275064426	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

									*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2		No	No	HELOC Agreement	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
275064446	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/30: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Yes	Yes	Final HUD1	VA	12/XX/2006	Refinance	Primary	XXX	$XXX
275064465	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/25: Status is Missing. File does not include documentation for the subject loan. File contains Servicing documentation but does not contain Legal or Compliance documents for the subject.	No	No	HELOC Agreement	FL	11/XX/2006	Refinance	Primary	XXX	$XXX
275064427	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2		No	No	HELOC Agreement	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
275064381	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		No	Yes	HELOC Agreement	SC	10/XX/2006	Refinance	Primary	XXX	$XXX
275064428	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	HELOC Agreement	GA	10/XX/2006	Refinance	UTD	XXX	$XXX
275064547	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/05: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NM	10/XX/2006	Purchase	Primary	XXX	$XXX
275064271	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/03: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	TN	9/XX/2006	Purchase	Primary	XXX	$XXX
275064414	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		No	No	HELOC Agreement	OK	9/XX/2006	Refinance	Primary	XXX	$XXX
275064548	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	SC	8/XX/2006	Purchase	Primary	XXX	$XXX
275064537	XXX	XXX	XXX	2	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I COMMENT: 2022/XX/03: Daily Simple Interest	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 3%. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/03: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	MA	7/XX/2006	Refinance	Primary	XXX	$XXX
275064399	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	HELOC Agreement	FL	7/XX/2006	UTD	UTD	XXX	$XXX
275064526	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/05: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NM	6/XX/2006	Purchase	Primary	XXX	$XXX
275064586	XXX	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		No	Yes	Final HUD1	MD	7/XX/2006	Purchase	Primary	XXX	$XXX
275064470	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/07: Status is Missing. File does not include documentation for the subject loan. File contains Servicing documentation but does not contain Legal or Compliance documents for the subject.	Yes	No	HELOC Agreement	NC	6/XX/2006	Refinance	Primary	XXX	$XXX
275064389	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	NJ	6/XX/2006	UTD	UTD	XXX	$XXX
275064422	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	KS	5/XX/2006	Refinance	UTD	XXX	$XXX
275064557	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	MD	5/XX/2006	Purchase	Primary	XXX	$XXX
275064431	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		No	Yes	Final HUD1	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
275064456	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	HELOC Agreement	MD	4/XX/2006	Refinance	Primary	XXX	$XXX
275064480	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		No	No	Missing	KS	4/XX/2006	Refinance	Primary	XXX	$XXX
275064504	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Flood Certificate not provided - EV1		1			Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
275064378	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MO	3/XX/2006	Refinance	Primary	XXX	$XXX
275064410	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	HELOC Agreement	IL	3/XX/2006	Refinance	Primary	XXX	$XXX
275064453	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	FL	3/XX/2006	Refinance	UTD	XXX	$XXX
275064455	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	Missing	TN	3/XX/2006	UTD	Primary	XXX	$XXX
275064417	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		Yes	Yes	HELOC Agreement	MA	3/XX/2006	Refinance	Primary	XXX	$XXX
275064434	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	FL	2/XX/2006	Refinance	UTD	XXX	$XXX
275064464	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	FL	2/XX/2006	UTD	UTD	XXX	$XXX
275064386	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1

*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

									*** (CLEARED) TILA HELOC - Impermissible Demand Feature: Truth in Lending Act (HELOC): HELOC Mortgage loan contains an impermissible demand feature. - EV1		No	No	HELOC Agreement	FL	1/XX/2006	Refinance	Primary	XXX	$XXX
275064279	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	1/XX/2006	Refinance	Investment	XXX	$XXX
275064380	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		No	Yes	Final HUD1	VA	1/XX/2006	Purchase	Primary	XXX	$XXX
275064430	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	Missing	TN	1/XX/2006	Refinance	Primary	XXX	$XXX
275064569	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/29: Closing Instructions indicate the Index used was 3.326%. The lowest Index available within the look-back period is 3.47833%.	No	Yes	Final HUD1	WA	1/XX/2006	Purchase	Primary	XXX	$XXX
275064581	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	WI	12/XX/2005	Purchase	Primary	XXX	$XXX
275064396	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		No	No	Missing	MD	12/XX/2005	Refinance	Primary	XXX	$XXX
275064442	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	11/XX/2005	Refinance	Primary	XXX	$XXX
275064443	XXX	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2005 - EV2		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	SC	11/XX/2005	Refinance	Investment	XXX	$XXX
275064379	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	9/XX/2005	Purchase	Primary	XXX	$XXX
275064282	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	HELOC Agreement	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
275064385	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	FL	8/XX/2005	Refinance	UTD	XXX	$XXX
275064283	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	OH	8/XX/2005	Refinance	Primary	XXX	$XXX
275064473	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1

*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1	*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
										COMMENT: 2022/XX/04: Borrower did not date the signature line.	Yes	No	HELOC Agreement	GA	8/XX/2005	Refinance	UTD	XXX	$XXX
275064545	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MD	8/XX/2005	Refinance	Investment	XXX	$XXX
275064587	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NC	7/XX/2005	Purchase	Primary	XXX	$XXX
275064582	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	GA	8/XX/2005	Purchase	Primary	XXX	$XXX
275064585	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2022/XX/10: HUD line 1302 Funds Held for Clearance.by Closing Agent.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/30: TIL Itemization did not disclose the $XXX held funds as prepaid finance charges.	Yes	Yes	Estimated HUD1	CA	7/XX/2005	Refinance	Primary	XXX	$XXX
275064536	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	GA	6/XX/2005	Purchase	Primary	XXX	$XXX
275064512	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	TX	6/XX/2005	Purchase	Primary	XXX	$XXX
275064449	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	OH	6/XX/2005	Refinance	Primary	XXX	$XXX
275064527	XXX	XXX	XXX	3	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	MO	6/XX/2005	UTD	UTD	XXX	$XXX
275064383	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	HELOC Agreement	CA	6/XX/2005	UTD	UTD	XXX	$XXX
275064506	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2		No	Yes	Final HUD1	NV	5/XX/2005	Purchase	Primary	XXX	$XXX
275064280	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		No	No	Missing	FL	5/XX/2005	Refinance	Primary	XXX	$XXX
275064382	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	CA	5/XX/2005	UTD	UTD	XXX	$XXX
275064375	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	CA	4/XX/2005	Refinance	Primary	XXX	$XXX
275064395	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	No	Missing	GA	3/XX/2005	Refinance	Primary	XXX	$XXX
275064528	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	SC	3/XX/2005	Refinance	Primary	XXX	$XXX
275064463	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	MD	3/XX/2005	Refinance	UTD	XXX	$XXX
275064448	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	1/XX/2005	Purchase	Primary	XXX	$XXX
275064374	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	AZ	12/XX/2004	Refinance	Primary	XXX	$XXX
275064568	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		No	Yes	Final HUD1	CA	12/XX/2004	Purchase	Primary	XXX	$XXX
275064497	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	MA	11/XX/2004	UTD	UTD	XXX	$XXX
275064492	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	HELOC Agreement	NJ	11/XX/2004	Refinance	UTD	XXX	$XXX
275064574	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	CT	10/XX/2004	Refinance	Primary	XXX	$XXX
275064505	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	PA	9/XX/2004	Purchase	Primary	XXX	$XXX
275064390	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		No	No	HELOC Agreement	OH	9/XX/2004	Refinance	Primary	XXX	$XXX
275064425	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	HELOC Agreement	CA	8/XX/2004	Refinance	Primary	XXX	$XXX
275064377	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004. - EV2		Yes	Yes	Final HUD1	CA	8/XX/2004	Refinance	Primary	XXX	$XXX
275064441	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	CA	8/XX/2004	Refinance	Primary	XXX	$XXX
275064529	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	Final HUD1	FL	8/XX/2004	Purchase	UTD	XXX	$XXX
275064469	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		Yes	No	Missing	NC	7/XX/2004	Refinance	Primary	XXX	$XXX
275064462	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	HELOC Agreement	WA	5/XX/2004	Refinance	Primary	XXX	$XXX
275064572	XXX	XXX	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing. Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/30: TIL payment stream reflects termination of PMI after 76 months. Calculated PMI duration is 80 months.	Yes	Yes	Final HUD1	NC	5/XX/2004	Refinance	Primary	XXX	$XXX
275064391	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		No	No	HELOC Agreement	NH	3/XX/2004	Refinance	Primary	XXX	$XXX
275064409	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

									*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2		Yes	No	Missing	AR	3/XX/2004	Refinance	Primary	XXX	$XXX
275064479	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

*** (CLEARED) Missing Final HUD-1 - EV1

*** (CLEARED) TILA - Final TIL Missing - EV1

									*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/31: File only contains Mortgage. Compliance testing not completed.	Yes	No	HELOC Agreement	CT	1/XX/2004	Refinance	Primary	XXX	$XXX
275064560	XXX	XXX	XXX	2	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	OR	9/XX/2003	Refinance	Primary	XXX	$XXX
275064392	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1

									*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1		No	No	HELOC Agreement	AZ	9/XX/2003	UTD	UTD	XXX	$XXX
275064472	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	GA	7/XX/2003	Refinance	UTD	XXX	$XXX
275064481	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	AR	6/XX/2003	Refinance	UTD	XXX	$XXX
275064274	XXX	XXX	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NC	4/XX/2003	Purchase	Primary	XXX	$XXX
275064493	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	MA	4/XX/2003	UTD	UTD	XXX	$XXX
275064571	XXX	XXX	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MD	2/XX/2003	Refinance	Primary	XXX	$XXX
275064477	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	HELOC Agreement	FL	10/XX/2002	Refinance	Primary	XXX	$XXX
275064474	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1

									*** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1		No	No	HELOC Agreement	TN	6/XX/2002	UTD	UTD	XXX	$XXX
275064421	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	MA	5/XX/2002	UTD	UTD	XXX	$XXX
275064388	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	MD	4/XX/2002	UTD	UTD	XXX	$XXX
275064435	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	HELOC Agreement	GA	3/XX/2002	Refinance	UTD	XXX	$XXX
275064450	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	Final HUD1	AR	1/XX/2002	Purchase	UTD	XXX	$XXX
275064475	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	HELOC Agreement	NC	6/XX/2001	Refinance	Investment	XXX	$XXX
275064278	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	Final HUD1	TX	1/XX/2001	Purchase	UTD	XXX	$XXX
275064454	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 9.50000% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	NY	8/XX/2000	Refinance	UTD	XXX	$XXX
275064447	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/05: TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance charge. Unable to determine remaining under disclosed amount of $XXX due to missing amortization schedule from file.	No	Yes	Final HUD1	NC	6/XX/2000	Purchase	UTD	XXX	$XXX
275064432	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.60600% is underdisclosed from calculated APR of 9.88610% outside of 0.250% tolerance. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/03: Under disclosure due to lender used index lower than available in look back	Yes	No	Missing	SC	2/XX/2000	UTD	UTD	XXX	$XXX
275064459	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	HELOC Agreement	SC	7/XX/1999	UTD	UTD	XXX	$XXX
275064451	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Note Addendum - ARM not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) APR Missing: Unable to determine if Rate testing is accurate due to missing information. - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/07: File only contains Mortgage and Incomplete Note. Compliance testing not completed.

*** (OPEN) Missing Document: Note - Subject Lien not provided
										COMMENT: 2022/XX/10: Missing addendum for ARM Note Terms for Compliance review.	No	No	Missing	NC	7/XX/1999	UTD	UTD	XXX	$XXX
275064272	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	MD	4/XX/1999	UTD	Second Home	XXX	$XXX
275064273	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	FL	8/XX/1997	Construction-Permanent	UTD	XXX	$XXX
275064471	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1995 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		No	No	HELOC Agreement	NY	7/XX/1995	Refinance	Primary	XXX	$XXX
275064561	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2		Yes	Yes	Final HUD1	CA	11/XX/2011	Refinance	Primary	XXX	$XXX
275064608	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	HI	9/XX/2007	Refinance	Primary	XXX	$XXX
275064614	XXX	XXX	XXX	2	*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2004 - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2004	Refinance	Primary	XXX	$XXX
275064615	XXX	XXX	XXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	TX	5/XX/2000	Refinance	Primary	XXX	$XXX
275064616	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
275064617	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		No	No	Missing	FL	4/XX/2005	Refinance	Primary	XXX	$XXX
275064618	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/04: TIL Itemization does not disclose a $XXX Recording fee paid to Title as prepaid finance charge.	No	Yes	Final HUD1	LA	1/XX/2008	Purchase	Primary	XXX	$XXX
275064619	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	OR	9/XX/2007	Purchase	Primary	XXX	$XXX
275064644	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	12/XX/2003	Purchase	Primary	XXX	$XXX
275064645	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2		Yes	Yes	Final HUD1	MD	8/XX/2003	Refinance	Primary	XXX	$XXX
275064647	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 9.82400%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	IL	12/XX/2005	Refinance	Primary	XXX	$XXX
275064648	XXX	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MD	12/XX/2008	Refinance	Primary	XXX	$XXX
275064651	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TN	3/XX/2007	Purchase	Primary	XXX	$XXX
275064668	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	GA	4/XX/2007	Purchase	Primary	XXX	$XXX
275064676	XXX	XXX	XXX	3	*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

									*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/15: File only contains Mortgage. Compliance testing not completed.	Yes	No	Missing	MD	5/XX/2003	Refinance	Primary	XXX	$XXX
275064684	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, GA EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2021/XX/15: The property is located in XXX, GA.  Provide a post-disaster inspection verifying there was no damage from Hurricane Ivan.  The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2004.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/15: Per AUS, approval and 1008 reflecting AUS LP approved loan.  The loan a is a relief refi and per AUS a paystub or WVOE reflecting 30 days of income required and not in file

*** (OPEN) REO Documents are missing.: Address: XXXX, XXX, GA
COMMENT: 2021/XX/15: Missing Mortgage Statement, Tax and Insurance Verification to verify monthly PITI expenses used to qualify.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9211938) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/15: Per AUS, approval and 1008 reflecting AUS LP approved loan.  The loan a is a relief refi and per AUS a paystub or WVOE reflecting 30 days of income required and not in file

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2021/XX/15: Per AUS, approval and 1008 reflecting AUS LP approved loan.  The loan a is a relief refi and per AUS a paystub or WVOE reflecting 30 days of income required and not in file

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/15: Per AUS, approval and 1008 reflecting AUS LP approved loan.  The loan a is a relief refi and per AUS a paystub or WVOE reflecting 30 days of income required and not in file

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/15: Per AUS, approval and 1008 reflecting AUS LP approved loan.  The loan a is a relief refi and per AUS a paystub or WVOE reflecting 30 days of income required and not in file

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2021/XX/15: Per AUS, approval and 1008 reflecting AUS LP approved loan.  The loan a is a relief refi and per AUS a paystub or WVOE reflecting 30 days of income required and not in file

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9211938)
										COMMENT: 2021/XX/15: Per AUS, approval and 1008 reflecting AUS LP approved loan. The loan a is a relief refi and per AUS a paystub or WVOE reflecting 30 days of income required and not in file	Yes	Yes	Final HUD1	GA	7/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
275064714	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7727) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7727)
										COMMENT: 2021/XX/30: Missing valid change of circumstance or cure.	Yes	No		NJ	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064613	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	Yes	Final HUD1	NJ	4/XX/2007	Refinance	Primary	XXX	$XXX
275064610	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
275064624	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/02: TIL itemization did not disclose an Attorney fee of $XXX Assignment Recording fee of $XXX and Wire Transfer fee of $XXX as prepaid finance charges.	No	Yes	Final HUD1	MA	9/XX/1997	Purchase	Primary	XXX	$XXX
275064643	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	KS	4/XX/2008	Refinance	Primary	XXX	$XXX
275064634	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	4/XX/2007	Purchase	Primary	XXX	$XXX
275064632	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	GA	12/XX/2005	Purchase	Primary	XXX	$XXX
275064631	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	SC	12/XX/2005	Refinance	UTD	XXX	$XXX
275064630	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	4/XX/2005	Refinance	Primary	XXX	$XXX
275064627	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	CT	10/XX/2002	Purchase	Primary	XXX	$XXX
275064626	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	WA	9/XX/2002	Purchase	Primary	XXX	$XXX
275064641	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	MD	5/XX/2006	Refinance	Primary	XXX	$XXX
275064633	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MS	4/XX/2006	Purchase	Primary	XXX	$XXX
275064640	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	IA	3/XX/2006	Purchase	Primary	XXX	$XXX
275064637	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	PA	1/XX/2008	Purchase	Primary	XXX	$XXX
275064636	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IN	12/XX/2007	Refinance	Primary	XXX	$XXX
275064628	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Unable to determine under disclosure, due to missing itemization of amount financed. The itemizations provided were not final.	Yes	Yes	Final HUD1	FL	4/XX/2003	Refinance	Primary	XXX	$XXX
275064639	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/17: Prepaid interest on final itemization was $XXX, actual on HUD-1 was $XXX, in addition, the following fees were not included in the prepaid finance charge: $XXX assignment recording, $XXX settlement fee, $XXX sub-escrow fee, for a difference of $XXX	No	Yes	Final HUD1	CA	3/XX/1995	Refinance	Primary	XXX	$XXX
275064638	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2013. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/01: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	ND	8/XX/2013	Refinance	Primary	XXX	$XXX
275064623	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1996 used as disbursement date for compliance testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	VA	5/XX/1996	Purchase	Primary	XXX	$XXX
275064611	XXX	XXX	XXX	2	2	*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	12/XX/2004	Refinance	Investment	XXX	$XXX
275064622	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information. - EV2

*** (OPEN) Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	NE	12/XX/2003	Refinance	Primary	XXX	$XXX
275064646	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CO	1/XX/2007	Refinance	Primary	XXX	$XXX
275064665	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
275064656	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002. - EV2		Yes	Yes	Final HUD1	IL	2/XX/2003	Refinance	Primary	XXX	$XXX
275064659	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
275064652	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) (Doc Error) Initial GFE not provided - EV2		No	Yes	HUD1, not signed or stamped	CA	12/XX/2004	Refinance	Second Home	XXX	$XXX
275064653	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/13: 5% late charge exceeds 2% maximum per state (NY).	Yes	Yes	Final HUD1	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
275064658	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2004 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		1			Yes	Yes	Final HUD1	IN	2/XX/2004	Refinance	Primary	XXX	$XXX
275064661	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
275064664	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	OH	5/XX/2001	Refinance	Primary	XXX	$XXX
275064669	XXX	XXX	XXX	3	*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2017/XX/21: High Cost testing not complete due to missing HUD- Premium and terms documented in file	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	NC	4/XX/2008	Purchase	Primary	XXX	$XXX
275064670	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
275064671	XXX	XXX	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2021/XX/28: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NJ	9/XX/2008	Purchase	Primary	XXX	$XXX
275064672	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	OH	1/XX/2006	Refinance	Primary	XXX	$XXX
275064679	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	DE	4/XX/2007	Refinance	Primary	XXX	$XXX
275064681	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	2/XX/2009	Purchase	Primary	XXX	$XXX
275064678	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	WI	2/XX/2009	Refinance	Primary	XXX	$XXX
275064680	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	UT	7/XX/2006	Purchase	Primary	XXX	$XXX
275064612	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
275064682	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	PA	6/XX/2006	Refinance	Primary	XXX	$XXX
275064683	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2		Yes	Yes	Final HUD1	HI	12/XX/2006	Refinance	Primary	XXX	$XXX
275064677	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2		Yes	Yes	Estimated HUD1	OR	4/XX/2004	Refinance	Primary	XXX	$XXX
275064690	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	MD	10/XX/2007	Refinance	Primary	XXX	$XXX
275064692	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		Yes	Yes	HUD1, not signed or stamped	TX	11/XX/2007	Purchase	Primary	XXX	$XXX
275064693	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	MO	7/XX/2008	Refinance	UTD	XXX	$XXX
275064694	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NJ	10/XX/2006	Purchase	Primary	XXX	$XXX
275064663	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2		No	Yes	Final HUD1	NV	9/XX/2007	Refinance	Investment	XXX	$XXX
275064685	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		Yes	Yes	Final HUD1	NJ	9/XX/2005	Refinance	Primary	XXX	$XXX
275064687	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	OR	4/XX/2007	Refinance	Primary	XXX	$XXX
275064688	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	MD	4/XX/2007	Refinance	Primary	XXX	$XXX
275064689	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	HUD1, not signed or stamped	TX	9/XX/2007	Refinance	Primary	XXX	$XXX
275064691	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		Yes	No	Missing	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
275064696	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NY	1/XX/2005	Purchase	Primary	XXX	$XXX
275064695	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/26: High Cost testing complete - Premium and terms were documented in file	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	NJ	10/XX/2003	Purchase	Primary	XXX	$XXX
275064697	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
275064715	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	TN	5/XX/2007	Purchase	Primary	XXX	$XXX
275064712	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 12/XX/2013 - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2	*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
										COMMENT: 2021/XX/22: NMLS website is offline at time of review.	Yes	Yes	Final HUD1	GA	1/XX/2014	Refinance	Primary	XXX	$XXX
275064698	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	OH	8/XX/1999	Refinance	Primary	XXX	$XXX
275064700	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	CA	1/XX/2003	Purchase	Primary	XXX	$XXX
275064701	XXX	XXX	XXX	2	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
275064702	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	OH	2/XX/2004	Purchase	Primary	XXX	$XXX
275064703	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2		Yes	Yes	Final HUD1	IL	9/XX/2004	Refinance	Primary	XXX	$XXX
275064704	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MN	10/XX/2005	Purchase	Primary	XXX	$XXX
275064710	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2007 - EV3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Title Co. Closing Statement	MS	8/XX/2007	Refinance	Primary	XXX	$XXX
275064711	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	10/XX/2007	Refinance	Investment	XXX	$XXX
275064707	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	MS	2/XX/2007	Refinance	Primary	XXX	$XXX
275064713	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
275064709	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	MI	5/XX/2007	Refinance	Investment	XXX	$XXX
275064706	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
275064699	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IL	9/XX/2002	Refinance	Primary	XXX	$XXX
275064708	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
275064590	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/16: TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance charge.	Yes	Yes	Final HUD1	SC	10/XX/2007	Refinance	Primary	XXX	$XXX
275064603	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/10: TIL itemization did not disclose a loan origination fee of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	MI	6/XX/2007	Refinance	Primary	XXX	$XXX
275064607	XXX	XXX	XXX	2	2	*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

									*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not signed by borrower. - EV2		Yes	Yes	Final HUD1	MD	4/XX/2011	Refinance	Primary	XXX	$XXX
275064600	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty:  Adjustable rate loan greater than $XXX contains an impermissible prepayment penalty of greater than 12 months. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.50500% is underdisclosed from calculated APR of 6.88298% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/11: Loan Approval reflects an Index of 3.56%; However, Closest Index value in our look back period is 3.94%	Yes	Yes	Final HUD1	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
275064594	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	IL	1/XX/2007	Refinance	Primary	XXX	$XXX
275064593	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MI	11/XX/2005	Purchase	Primary	XXX	$XXX
275064606	XXX	XXX	XXX	2				2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2		Yes	Yes	Final HUD1	IL	9/XX/2006	Refinance	Primary	XXX	$XXX
275064601	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	VA	7/XX/2009	Purchase	Investment	XXX	$XXX
275064596	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	IN	2/XX/2008	Purchase	Primary	XXX	$XXX
275064605	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	OH	7/XX/2003	Purchase	Primary	XXX	$XXX
275064604	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/21: TIL itemization did not disclose an attorney fee of $XXX, flood certification fee of $XXX, and title courier fee of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	MA	8/XX/2003	Refinance	Primary	XXX	$XXX
275064597	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	9/XX/2007	Refinance	Primary	XXX	$XXX
275064602	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	MS	11/XX/2007	Purchase	Primary	XXX	$XXX
275064183	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	2/XX/2004	Refinance	Primary	XXX	$XXX
275064184	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	IL	2/XX/2004	Refinance	Primary	XXX	$XXX
275064185	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/20: TIL itemization did not disclose a settlement fee of $XXX, courier fee of $XXX and wire fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	MD	5/XX/2004	Refinance	Primary	XXX	$XXX
275064187	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	NY	7/XX/2004	Refinance	Primary	XXX	$XXX
275064195	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		Yes	Yes	Final HUD1	NY	7/XX/2010	Purchase	Primary	XXX	$XXX
275064196	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	NY	4/XX/2011	Refinance	Primary	XXX	$XXX
275064197	XXX	XXX	XXX	2	2	*** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011): The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/20: Unable to determine under disclosure due to missing TIL itemization of amount financed.	No	Yes	Final HUD1	CA	6/XX/2012	Purchase	Second Home	XXX	$XXX
275064199	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

									*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2		No	Yes	HUD1, not signed or stamped	FL	1/XX/2013	Refinance	Second Home	XXX	$XXX
275064200	XXX	XXX	XXX	2	2	*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2013	Refinance	Primary	XXX	$XXX
275064182	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	AL	10/XX/1997	Refinance	Primary	XXX	$XXX
275064186	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	NY	6/XX/2004	Purchase	Primary	XXX	$XXX
275064188	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/20: TIL Itemization did not disclose a settlement fee of $XXX or a title courier fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	FL	6/XX/2004	Refinance	Primary	XXX	$XXX
275064189	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2005	Refinance	Primary	XXX	$XXX
275064190	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		No	Yes	Final HUD1	FL	5/XX/2006	Purchase	Second Home	XXX	$XXX
275064191	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/19: TIL itemization did not disclose a subordination fee of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
275064192	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees. - EV2

									*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - Points and Fees Exceeds State Thresholds: West Virginia Residential Mortgage Lender, Broker and Servicer Act: Points and Fees on subject loan of 7.74089% is in excess of the 6.00000% of Total Loan Amount . Points and Fees of $XXX on a Total Loan Amount of $XXX, vs. allowable total of $XXX (an overage of $XXX or 1.74089%). - EV2		No	Yes	Final HUD1	WV	11/XX/2007	Purchase	Primary	XXX	$XXX
275064193	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2008	Refinance	Primary	XXX	$XXX
275064194	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2009	Refinance	Primary	XXX	$XXX
275064198	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	NY	12/XX/2012	Purchase	Investment	XXX	$XXX
275064205	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2013 - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2008 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: Guidelines not provided. *** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2013 COMMENT: 2022/XX/18: There is a 5 month gap in employment without a letter of explanation.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.23862%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 787, Occupancy: Primary, Purpose: Refinance, Cash-out - Home Improvement - EV3

*** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/10404085) - EV3

*** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 12/XX/2014, GFE Date: 12/XX/2014, GFE Date: 02/XX/2015, GFE Date: 03/XX/2015, GFE Date: 03/XX/2015, GFE Date: 03/XX/2015 - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 30.23862%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 787, Occupancy: Primary, Purpose: Refinance, Cash-out - Home Improvement
COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.
COMMENT: 2022/XX/18: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/10404085)
										COMMENT: 2022/XX/18: There is a 5 month gap between the current and prior employment history without a letter of explanation; however, there is a letter of explanation concerning the lack of schedule K for the prior employment year of 2012.	Yes	Yes	Final HUD1	NY	3/XX/2015	Refinance	Primary	XXX	$XXX		UTD	ATR Fail
275064206	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Missing Document: Alternative credit requirements are not satisfied.: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, Address: XXX, - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2008 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2010 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/18: File was manually underwritten, missing lender's guidelines.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2008
COMMENT: 2022/XX/18: VVOE dated within 10 business days is missing

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2010
COMMENT: 2022/XX/18: VVOE dated within 10 business days is missing	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.38658%, LTV/CLTV: 62.89267%/62.89267%, Credit Score: 718, Occupancy: Second Home, Purpose: Purchase, - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2015) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 01/XX/2016 not accurate. (Final/01/XX/2016) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/24: Failure due to missing guides

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/18: Missing lender's guidelines.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/18: Missing W-2, paystub documentation. Employer letter is associated in file DOC ID 0880.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/18: Missing W-2, paystub documentation. Employer letter is associated in file DOC ID 0879.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/18: Missing W-2, paystub documentation. Employer letter is associated in file DOC ID 0880.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/18: Missing W-2, paystub documentation. Employer letter is associated in file DOC ID 0879.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.38658%, LTV/CLTV: 62.89267%/62.89267%, Credit Score: 718, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/18: Unable to determine ability to repay due to missing lender's guidelines.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/18: Missing W-2, paystub documentation. Employer letter is associated in file DOC ID 0880.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/18: Missing W-2, paystub documentation. Employer letter is associated in file DOC ID 0879.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/18: Unable to locate a valid Change of Circumstance letter or cure to support increase of 10% tolerance fee of $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130)
COMMENT: 2022/XX/18: Unable to locate a valid Change of Circumstance letter or cure to support increase of 0% tolerance fee for Lender Inspection fee from $XXX to $XXX

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/18: Unable to locate a valid Change of Circumstance letter or cure to support increase of 0% tolerance fee for Loan Discount Points from $XXX to $XXX.	No	No		CA	1/XX/2016	Purchase	Second Home	XXX	$XXX		Safe Harbor QM	ATR Fail
275064209	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/16: Guidelines not provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 28.95087%, LTV/CLTV: 24.22997%/24.22997%, Credit Score: 779, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404126) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/10/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/16: Guidelines not provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 28.95087%, LTV/CLTV: 24.22997%/24.22997%, Credit Score: 779, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/16: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404126)
COMMENT: 2022/XX/16: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/16: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)
COMMENT: 2022/XX/16: Evidence of earlier receipt was not located in file

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2022/XX/16: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. An insufficient cure of $XXX was provided to the borrower.	Yes	No		NY	10/XX/2016	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
275064211	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2011 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2017 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/25: No guidelines were provided.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/25: File is missing a paystub dated within 30 days of application, a VVOE within 10 business days of the Note and the 2016 W2.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016
COMMENT: 2022/XX/25: Verification of CB's prior employment was not provided.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/25: The property is located in a FEMA disaster area. The post-disaster inspection was missing from this file verifying there was no damage after the recent Disaster End date 09/XX/2021.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 35.86817%, LTV/CLTV: 59.56522%/59.56522%, Credit Score: 706, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404158) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2018) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,808.28 on Final Closing Disclosure provided on 04/XX/2018 not accurate. (Final/04/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/26: Failure due to missing guides, income documents.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/25: The only paystXXX in the file are dated greater than 90 days prior to the note date and are not within 30 days of the application date.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/25: The only paystXXX in the file are dated greater than 90 days prior to the note date and are not within 30 days of the application date.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 35.86817%, LTV/CLTV: 59.56522%/59.56522%, Credit Score: 706, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/25: No guidelines were provided.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404158)
COMMENT: 2022/XX/25: There is no documentation in the file to verify start/end dates for either the CBR's current or prior employment.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2022/XX/25: No guidelines were provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: Loan Estimate documentation was missing in this file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: Appraisal Disclosure was not require for this loan.  Override exception at end of process.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 04/XX/2018 not accurate. (Final/XX/XX/2018)
COMMENT: 2022/XX/25: Lender is using $XXX/month for the HOI; however, the policy in the file shows the annual premium at $XXX ($XXX/month).

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2018)
COMMENT: 2022/XX/25: The final Closing disclosure dated 4/XX/2018 was the most current CD close to closing and notary date 4/XX/2018.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
										COMMENT: 2022/XX/25: Initial 1003 was missing in this file.	Yes	No		NY	4/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
275064212	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3 *** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/24: Guidelines were not provided to determine if all conditions were met.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 49.72311%, LTV/CLTV: 68.59060%/68.59060%, Credit Score: 0, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/11/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 49.72311%, LTV/CLTV: 68.59060%/68.59060%, Credit Score: 0, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/24: Guidelines were not provided.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/24: Guidelines were not provided.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/24: No evidence of loan designation used by the lender in the file.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: The file does not have any loan estimates.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: Appraisal Disclosure is not present in the loan file and file does not have any Loan Estimates.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 11/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/2018)
COMMENT: 2022/XX/24: Sellers CD was not included in the loan file.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2018)
										COMMENT: 2022/XX/24: Only the Final CD was provided in the file.	Yes	No		IL	11/XX/2018	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
275064213	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV3

*** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, Singapore, - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: Final AUS missing all pages, unable to determine if all conditions were met. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/18: Unable to verify available for closing due to missing personal bank statements and missing EMD source of funds. *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX COMMENT: 2022/XX/18: Verification of Non U.S. Citizen status not provided.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 29.19620%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10404175) - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10404174) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2019) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10404175) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2019) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 02/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2019) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77201) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77185) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77176) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7539) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/18: Unable to verify debt obligations due to missing credit report.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/18: Unable to verify Sole Proprietorship income due to missing P&L statement as well as CPA letter.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 29.19620%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/18: Unable to determine ability to repay due to missing guidelines.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/10404175)
COMMENT: 2022/XX/25: Unable to verify employment dates due to missing documentation.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2019)
COMMENT: 2022/XX/18: No evidence found in file that the CD was  provided to Borrowers at least three business days prior to closing.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77201)
COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77190)
COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77185)
COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179)
COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77176)
COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7539)
COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
										COMMENT: 2022/XX/25: Unable to locate a valid change of circumstance or a sufficient cure to the borrower	No	No		CA	3/XX/2019	Purchase	Second Home	XXX	$XXX		UTD	ATR Fail
275064216	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/25: Guidelines not provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission) - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.09806%, LTV/CLTV: 76.11702%/76.11702%, Credit Score: 713, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404184) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2019) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission)
COMMENT: 2022/XX/25: Borrower on job less than 2 years; extension filed for tax returns. Employer letter confirms commission, bonus and profit sharing income but it does not meet 2 year requirement.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.09806%, LTV/CLTV: 76.11702%/76.11702%, Credit Score: 713, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404184)
COMMENT: 2022/XX/25: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
COMMENT: 2022/XX/25: The file is missing ARM Disclosure

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/25: The file is missing CHARM Booklet Disclosure.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2019)
COMMENT: 2022/XX/25: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/25: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/25: The file is missing RESPA Homeownership Counseling List Status

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2019)
										COMMENT: 2022/XX/25: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Yes	No		CA	12/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
275064219	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) LTV Exceeds Guidelines. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) 1003 Error: Own/Rent was not provided: Borrower: XXX - EV2	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/18: the file was missing a copy of the AUS and guidelines.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/18: File is missing all assets and currency conversion chart for all accounts if required.

*** (OPEN) LTV Exceeds Guidelines.
COMMENT: 2022/XX/26: Exception requested for LTV exception approval of 63.16% over the 60% guideline maximum. The exception approval is missing along with the lenders compensating factors.

*** (OPEN) 1003 Error: Own/Rent  was not provided: Borrower: XXX
COMMENT: 2022/XX/18: the final 1003 does not indicate if the borrower owns or rent the property.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		No	No		NY	1/XX/2020	Refinance	Investment	XXX	$XXX		N/A	N/A
275064220	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/16: All other conditions were not met due to missing guidelines. *** (OPEN) Missing Document: Note - Subordinate Lien not provided COMMENT: 2022/XX/23: Note in file closed same day as subject for $XXX with payment of $XXX and final 1003 indicates subordination in the amount of $XXX with a payment of $XXX without documentation/clarification to accurately calculate LTV/DTI.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 34.64736%, LTV/CLTV: 80.00000%/102.91029%, Credit Score: 793, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2020) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2020 disclosed a Product that does not match the actual product for the loan. (Final/03/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 35,053.08 on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/25: Due to missing guidelines.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/16: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 34.64736%, LTV/CLTV: 80.00000%/102.91029%, Credit Score: 793, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/16: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
COMMENT: 2022/XX/16: ARM Disclosure is missing

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/16: Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2020)
COMMENT: 2022/XX/16: Notice or right to receive a copy of appraisal Disclosure  missing

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2020)
COMMENT: 2022/XX/16: Notice or right to receive a copy of appraisal Disclosure  missing

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2022/XX/16: Notice of Right to Cancel was not provided

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/16: Loan Estimate not provided or missing

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/16: Notice or right to receive a copy of appraisal  Disclosure is missing

*** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2020 disclosed a Product that does not match the actual product for the loan. (Final/03/XX/2020)
COMMENT: 2022/XX/16: ARM disclosure is missing

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 35,053.08 on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
COMMENT: 2022/XX/16: Estimated Property Costs over Year 1 of 35,053.08 on Final Closing Disclosure provided on 03/XX/2020 not accurate

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020)
										COMMENT: 2022/XX/16: Closing Disclosure not provided to Borrower at least three business days prior to closing.	Yes	No		NY	3/XX/2020	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
275064202	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Asset documentation requirements not met. COMMENT: 2022/XX/11: Due to missing missing guidelines we cannot confirm if all asset documentation has been met. *** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: Guidelines from the lender were not provided.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 60.42988%, LTV/CLTV: 77.29008%/77.29008%, Credit Score: 778, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 60.42988%, LTV/CLTV: 77.29008%/77.29008%, Credit Score: 778, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/11: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/11: File is a manual underwrite and does not contain guidelines.

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/11: The final tax and insurance on the final TIL are $XXX
However the 1008 ,tax cert and hazard insurance declaration page report the escrows are $XXX
This is a -$XXX variance.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/11: The final tax and insurance on the final TIL are $XXX
However the 1008 ,tax cert and hazard insurance declaration page report the escrows are $XXX
										This is a -$XXX variance.	Yes	Yes	Final HUD1	NY	9/XX/2014	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
275064207	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) Asset documentation requirements not met. COMMENT: 2022/XX/24: EMD not sourced. *** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: Guidelines not provided.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.89436%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 647, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 01/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/18: Income documents not provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.89436%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 647, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/18: Unable to determine ratio thresholds due to missing guidelines.

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2022/XX/18: Self-employed income documentation not sufficient for Partnership business due to missing CPA letter and current YTD P&L.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
COMMENT: 2022/XX/18: Due to missing guidelines.

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2016)
COMMENT: 2022/XX/18: Initial valuation receive date is 11/XX/2015 and final valuation report date is 1/XX/2016, which is a certificate of completion.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 01/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/XX/2016)
COMMENT: 2022/XX/18: File is missing the seller's closing disclosure to verify, if any, seller paid fees.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/18: Transfer Tax Fee was last disclosed as $XXX on the LE but disclosed as $XXX on the Final Closing Disclosure.  File does not contain a valid COC for this fee and a cure has not been provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75130)
COMMENT: 2022/XX/18: Lender Inspection Fee in the amount of $XXX was not disclosed on Loan Estimate, however, it is disclosed on the Final Closing Disclosure.  File does not contain a valid COC for this fee and a cure has not been provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/18: Loan Discount Fee in the amount of $XXXwas not disclosed on Loan Estimate, however, it is disclosed on the Final Closing Disclosure. File does not contain a valid COC for this fee and a cure has not been provided at closing.	Yes	No		VA	1/XX/2016	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
275064208	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: Missing underwriting guidelines to determine if all conditions were met. *** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: File was manually underwritten. No AUS provided and no guidelines for this deal	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 55.21985%, LTV/CLTV: 79.99363%/79.99363%, Credit Score: 771, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/18: Investor guidelines not provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 55.21985%, LTV/CLTV: 79.99363%/79.99363%, Credit Score: 771, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/18: No AUS and guideline provided

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/18: No AUS or guidelines provided

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
										COMMENT: 2022/XX/18: Loan designation not provided.	Yes	No		NJ	6/XX/2016	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
275064210	XXX	XXX	XXX	3	3	*** (OPEN) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	3	*** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
COMMENT: 2022/XX/23: The LE's and CD's were not provided at close, or prior to close.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
COMMENT: 2022/XX/23: A copy of valuation provided to borrower 3 days prior to consummation is needed along with proof of delivery

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/23: The LE's and CD's were not provided at close, or prior to close.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/23: Right to Receive was not provided.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
										COMMENT: 2022/XX/23: a copy of the lenders initial 1003 is needed for file please provide	Yes	No		NY	3/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064214	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2019) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: The file is missing a Loan Estimate.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2019)
										COMMENT: 2022/XX/25: Final CD provided in file was issued on 11/XX/2019 and received on 11/XX/2019, there was no evidence of an earlier CD provided in file.	Yes	No		FL	11/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064215	XXX	XXX	XXX	3	3	*** (OPEN) Asset Issue: Gift funds are missing evidence of receipt - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2013 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3

*** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX - EV2

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Asset Issue: Gift funds are missing evidence of receipt
COMMENT: 2022/XX/26: Gift letter is illegible. Unable to determine the amount being gifted and also missing the currency conversion chart used to determine USD. Also missing evidence of borrowers receipt of these funds.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/11: AUS or Guidelines were not provided loan defaulted to ATR/QM standards.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/11: Missing evidence of gift funds and EMD of $XXX

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018
COMMENT: 2022/XX/11: VVOE for prior employer was not provided

*** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX
COMMENT: 2022/XX/11: Foreign national and VISA or passport was not provided	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.47552%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 737, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method) - EV3

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2019) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/26: Failure due to missing AUS/guides.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.47552%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 737, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/11: Missing guidelines

*** (OPEN) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method)
COMMENT: 2022/XX/25: Appraisal with market rents was provided, and 75% gross rents was used.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/11: Loan Estimate not provided within loan images to evidence delivery to the Borrower

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/11: Right to receive a copy of the Appraisal Disclosure and initial LE are missing from the file

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2019)
										COMMENT: 2022/XX/11: No evidence of initial CD in the file	Yes	No		NY	10/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
275064217	XXX	XXX	XXX	3	3	*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2019 - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2004 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2014 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2004
COMMENT: 2022/XX/25: The employment verification was missing for the borrower at IFYI and for the co borrower at Mocean and prior employment at Microsoft.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2014
COMMENT: 2022/XX/25: Wages / Start Date: 12/XX/2014, the verification of employment is required and was not found in file.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 28.31370%, LTV/CLTV: 79.93611%/79.93611%, Credit Score: 780, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404232) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2019) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2019) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/25: Employment history does not meet Safe Harbor requirements. File is also missing guides.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/25: Failure due to missing guides.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/25: Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/25: The employment verification was missing for the borrower at IFYI and for the co borrower at XXXX and prior employment at XXXX.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 28.31370%, LTV/CLTV: 79.93611%/79.93611%, Credit Score: 780, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/25: Unable to determine ability to repay due to missing guidelines.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10404232)
COMMENT: 2022/XX/25: Employment history does not meet Safe Harbor requirements.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/25: Rate Set Date Not Provided.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/2019)
COMMENT: 2022/XX/25: The appraisal was not provided to the borrower.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/25: Creditor did not provide FACTA Credit Score Disclosure.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/25: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/25: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/2019)
COMMENT: 2022/XX/25: TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2019)
										COMMENT: 2022/XX/25: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Yes	No		CA	12/XX/2019	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
275064218	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3

*** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing document: Lease on leasehold property is not in file - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. - EV3	*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2022/XX/25: Asset Document date is more than 90 days prior to the Note date or notary date

*** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/25: Document Verified Credit Report date is more than 90 days prior to the note date or notary date

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/25: File is missing AUS/guidelines.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/25: Document Verified Hazard Insurance Coverage Amount is insufficient	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.90567%, LTV/CLTV: 47.88811%/47.88811%, Credit Score: 801, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/01/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 did not disclose the Monthly Escrow Payment. (Final/01/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2020) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/25: Failure due to missing AUS/Guidelines.

*** (OPEN) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
COMMENT: 2022/XX/25: third party verification within 10 business days of the note date is missing

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.90567%, LTV/CLTV: 47.88811%/47.88811%, Credit Score: 801, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2022/XX/25: File is missing AUS/guides.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: Loan Estimate not provided within loan images to evidence delivery to the Borrower

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: Initial disclosure is missing from file

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
COMMENT: 2022/XX/25: Page 1 of the CD reflects no escrows, however page 4 does.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 01/XX/2020 not accurate. (Final/XX/XX/2020)
COMMENT: 2022/XX/25: Page 1 of the CD reflects no escrows, however page 4 does.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 did not disclose the Monthly Escrow Payment. (Final/XX/XX/2020)
COMMENT: 2022/XX/25: Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 did not disclose the Monthly Escrow Payment.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/XX/2020)
COMMENT: 2022/XX/25: Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/XX/2020)
COMMENT: 2022/XX/25: Loan Disclosures: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the loan will have an escrow account.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2020)
										COMMENT: 2022/XX/25: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing	Yes	No		NY	1/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
275064360	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2013	Refinance	Primary	XXX	$XXX
275064359	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/10: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	MD	4/XX/2013	Refinance	Primary	XXX	$XXX
275064362	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	4/XX/2013	Refinance	Primary	XXX	$XXX
275064369	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		Yes	Yes	Final HUD1	GA	3/XX/2013	Refinance	Primary	XXX	$XXX
275064356	XXX	XXX	XXX	2	2	*** (OPEN) RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		Yes	Yes	Final HUD1	NJ	10/XX/2010	Refinance	Primary	XXX	$XXX
275064363	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		Yes	Yes	Final HUD1	MI	9/XX/2013	Refinance	Primary	XXX	$XXX
275064357	XXX	XXX	XXX	2	*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3	2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	Final HUD1	TX	9/XX/2012	Refinance	Investment	XXX	$XXX
275064364	XXX	XXX	XXX	2	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	OH	9/XX/2013	Refinance	Primary	XXX	$XXX
275064355	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	VA	7/XX/2010	Refinance	Primary	XXX	$XXX
275064358	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	IL	12/XX/2012	Refinance	Primary	XXX	$XXX
275064339	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NH	2/XX/2004	Refinance	Primary	XXX	$XXX
275064368	XXX	XXX	XXX	2	2	*** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

									*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 8.25000%. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	IL	1/XX/2008	Refinance	Primary	XXX	$XXX
275064351	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NJ	1/XX/2008	Refinance	Primary	XXX	$XXX
275064334	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed	No	Yes	Final HUD1	SC	6/XX/2001	Purchase	Primary	XXX	$XXX
275064340	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	AL	4/XX/2004	Purchase	Primary	XXX	$XXX
275064342	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	11/XX/2004	Purchase	Primary	XXX	$XXX
275064338	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	2/XX/2004	Purchase	Primary	XXX	$XXX
275064350	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing Itemization of amount financed	Yes	Yes	Final HUD1	VA	12/XX/2007	Refinance	Primary	XXX	$XXX
275064345	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MD	9/XX/2006	Refinance	Primary	XXX	$XXX
275064341	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TN	7/XX/2004	Purchase	Primary	XXX	$XXX
275064344	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
275064354	XXX	XXX	XXX	2	2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	NY	3/XX/2009	Purchase	Primary	XXX	$XXX
275064336	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing Itemization of Amount Financed.	No	Yes	Final HUD1	IA	3/XX/2003	Purchase	Primary	XXX	$XXX
275064352	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2008	Refinance	Primary	XXX	$XXX
275064353	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	VA	2/XX/2008	Refinance	Primary	XXX	$XXX
275064337	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	6/XX/2003	Refinance	Second Home	XXX	$XXX
275064333	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	GA	6/XX/2006	Refinance	Primary	XXX	$XXX
275064343	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2		Yes	No	Missing	VA	7/XX/2003	Refinance	Primary	XXX	$XXX
275064346	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MD	10/XX/2006	Refinance	Primary	XXX	$XXX
275064361	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	WA	5/XX/2013	Refinance	Primary	XXX	$XXX
275064335	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.92900% is underdisclosed from calculated APR of 7.16859% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	TX	12/XX/2001	Purchase	Primary	XXX	$XXX
275064371	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2021/XX/26: The property is located in XXX, MI. Provide a post-disaster inspection verifying there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after 06/XX/2021 declared end date. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2021/XX/26: The file was missing a copy of the appraisal with color photos, as required by the guidelines.	1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1		Yes	No		MI	9/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064373	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7349) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2018)
COMMENT: 2021/XX/02: valuation was provided and signed by the borrowers on day of closing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
										COMMENT: 2021/XX/02: Unable to locate a valid change of circumstance or a sufficient cure to the borrower.	Yes	No		GA	11/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064372	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			No	No		NH	2/XX/2018	Refinance	Investment	XXX	$XXX		N/A	N/A
275064727	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	3/XX/2005	Purchase	Primary	XXX	$XXX
275064592	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
275064716	XXX	XXX	XXX	3	3	*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3

*** (OPEN) CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) - EV3

*** (OPEN) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV3

*** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3

*** (OPEN) FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents) - EV3

*** (OPEN) FHA requires executed 4506 form, and was not found in file.: Borrower: XXX - EV3

*** (OPEN) FHA requires executed 4506 form, and was not found in file.: Borrower: XXX - EV3

*** (OPEN) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV3

*** (OPEN) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 79.00, Credit Report: Original // Public Record Type: Collections / Balance: 2048.00, Credit Report: Original // Public Record Type: Collections / Balance: 320.00, Credit Report: Original // Public Record Type: Collections / Balance: 256.00, Credit Report: Original // Public Record Type: Collections / Balance: 251.00, Credit Report: Original // Public Record Type: Collections / Balance: 160.00 - EV2	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2021) - EV2	*** (OPEN) TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2021)
										COMMENT: 2022/XX/04: Initial Escrow Disclosure not provided.	Yes	No		OH	5/XX/2021	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	HUD Safe Harbor QM
275064719	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Verification of Identification not provided - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3 *** (OPEN) Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2020 - EV3	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.10441% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .10441%). - EV3

*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/04: Failing loan designation due to points and fees.

*** (OPEN) HUD QM Points and Fees: HUD Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.10441% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .10441%).
										COMMENT: 2022/XX/04: Points and fees exceed maximum threshold of 3% by .10441%.	Yes	No		VA	6/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275064721	XXX	XXX	XXX	2	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV2

*** (OPEN) FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) - EV2

*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV2

*** (OPEN) Missing Document: Fraud Report not provided - EV2

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV2	*** (OPEN) FHA - Lead Based Paint Attachment - Attached to Purchase Contract is not compliant.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) COMMENT: 2023/XX/30: Verified: The Lead-Based Paint document was not signed by the seller. *** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) COMMENT: 2023/XX/30: The Certification was not signed by the Seller or the Broker as required.	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of HUD Safe Harbor QM matches the Due Diligence Loan Designation of HUD Safe Harbor QM. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of HUD Safe Harbor QM. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of HUD Safe Harbor QM matches the Due Diligence Loan Designation of HUD Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary HPQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of HUD Safe Harbor QM.
										COMMENT: 2023/XX/19: Loan is waterfalling to standard ATR/QM documentation requirements.	Yes	No		OH	3/XX/2021	Purchase	Primary	XXX	$XXX		Temporary HPQM (GSE/Agency Eligible)	HUD Safe Harbor QM
275064722	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			Yes	No		MS	11/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064724	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/20/2020) - EV2

*** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020) - EV2	*** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
COMMENT: 2022/XX/04: License issued was dated 04/XX/2015, and status date 07/XX/2018

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020)
										COMMENT: 2022/XX/04: Loan estimated issued to the borrower on 1/XX/2020, with an electronic signature by the borrower on 1/XX/2020	Yes	No		NC	2/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064725	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. - EV2		No	Yes	Final HUD1	DE	12/XX/2006	Purchase	Primary	XXX	$XXX
275064718	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	No	Missing	VA	8/XX/2008	Refinance	Primary	XXX	$XXX
275064723	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN_UNABLE_TO_CLEAR) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
275064717	XXX	XXX	XXX	2	*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/18: TIL Itemization did not disclose $XXX Flood Cert Fee as a prepaid finance charge.	Yes	Yes	Final HUD1	IN	5/XX/1998	Refinance	Primary	XXX	$XXX
275064834	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
										COMMENT: 2022/XX/07: Hud is missing page 2 of 3.	Yes	No	Missing	MO	8/XX/2000	Refinance	Primary	XXX	$XXX
275064836	XXX	XXX	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2008	Refinance	Primary	XXX	$XXX
275064837	XXX	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	PA	11/XX/2008	Purchase	Primary	XXX	$XXX
275064838	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	VT	3/XX/2006	Refinance	Primary	XXX	$XXX
275064839	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/17: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
275064833	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	9/XX/2008	Refinance	Primary	XXX	$XXX
275064840	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	11/XX/2005	Refinance	Primary	XXX	$XXX
275064841	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Final HUD1	TN	3/XX/2007	Purchase	Primary	XXX	$XXX
275064842	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2006	Purchase	Primary	XXX	$XXX
275064843	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2008	Refinance	Primary	XXX	$XXX
275064844	XXX	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		Yes	Yes	Final HUD1	VA	3/XX/2006	Refinance	Primary	XXX	$XXX
275064845	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		No	Yes	Final HUD1	NJ	6/XX/2008	Purchase	Primary	XXX	$XXX
275064846	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/17: Unable to determine under disclosure due to missing Itemization of amount financed	Yes	Yes	Final HUD1	NJ	3/XX/2004	Refinance	Primary	XXX	$XXX
275064847	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/18: Unable to determine cause of under disclosure due to missing detailed itemization of amount financed.	Yes	Yes	Final HUD1	CA	8/XX/2006	Refinance	Primary	XXX	$XXX
275064848	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	HUD1, not signed or stamped	PA	5/XX/2004	Refinance	Primary	XXX	$XXX
275064832	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MS	10/XX/2004	Purchase	Primary	XXX	$XXX
275064849	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	FL	7/XX/2006	Refinance	UTD	XXX	$XXX
275064850	XXX	XXX	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2		Yes	Yes	Final HUD1	CA	5/XX/2007	Refinance	Primary	XXX	$XXX
275064852	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	12/XX/2008	Purchase	Primary	XXX	$XXX
275064855	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IL	3/XX/2006	Purchase	Primary	XXX	$XXX
275064853	XXX	XXX	XXX	2	*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2	*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2019/XX/15: Freddie Mac Relief Refi 30yr Fxd LTV > 125% - Stated Income, Stated Assets, No Ratio *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2019/XX/14: Master Condo Insurance Policy was not provided. *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. COMMENT: 2019/XX/15: Updated policy was not provided. Policy in file reflects the previous lender.	2	*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $XXX and disclosure timing violations. - EV2

*** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2016) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2019/XX/15: Freddie Mac Relief Refi 30yr Fxd LTV > 125% - Stated Income, Stated Assets, No Ratio

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
COMMENT: 2019/XX/15: Evidence of borrower receipt was not located in file.

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
COMMENT: 2019/XX/15: Evidence of borrower receipt was not located in file.

*** (OPEN) TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $XXX and disclosure timing violations.
COMMENT: 2019/XX/16: Lender issued disclosures electronically prior to receiving consent for electronic disclosure from borrwer.  As a result, initial rendered invalid for baseline testing.

*** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2016)
COMMENT: 2019/XX/15: Cure for various 0% and/or 10% tolerance violations was not provided.  Provide a post-close CD disclosing the tolerance cure of $XXX, copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.  Lender issued disclosures electronically prior to receiving consent for electronic disclosure from borrower.  As a result, initial rendered invalid for baseline testing.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2019/XX/17: Missing VCC for reduction in lender credit.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2019/XX/15: Original Loan Estimate dated 02/XX/2016 reflects Loan Disclount Points in the amount of $XXX; however Final Closing Disclosure reflects $XXX. Change of Circumstance documentation was not provided.	Yes	No		MD	6/XX/2016	Refinance	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
275064851	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/27: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2018/XX/27: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	No	Yes	Estimated HUD1	ID	11/XX/2007	Purchase	Primary	XXX	$XXX
275064854	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. - EV2		Yes	Yes	Final HUD1	CA	9/XX/2003	Refinance	Primary	XXX	$XXX
275064201	XXX	XXX	XXX	2	2	*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

									*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. - EV2		Yes	Yes	Final HUD1	CA	2/XX/2014	Refinance	Primary	XXX	$XXX
275064860	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2020) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/06: The consumer was not provided with the right to receive a copy of the Appraisal Disclosure within 3 days

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/06: Zero Percent Tolerance exceeded for Lender Credits.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/XX/2020)
COMMENT: 2022/XX/06: Loan Estimate Timing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/06: Zero Percent Fee Tolerance exceeded for Loan Discount Points.	Yes	No		GA	6/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064861	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 09/XX/2021 not accurate. (Final/09/XX/2021) - EV2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
										COMMENT: 2022/XX/06: Affiliated Business arrangement was provided and signed on 09/XX/2021	Yes	No		CA	9/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
275064857	XXX	XXX	XXX	3	1	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/XXX) - EV3

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/02/XX/2017) - EV2

*** (CLEARED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV1

*** (WAIVED) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2017 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/02/XX/2017) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2019/XX/19: Due to missing income documentation condition.

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/XXX)
COMMENT: 2019/XX/19: Per the CLUES approval, borrower was to provide any of the following to verify SSA income: Award Letter, Most recent signed 1040, most recent 1099 OR a current print out from SSA.  Borrower provided most recent signed 1040 and most recent  1099 SSA for 2015.

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.
COMMENT: 2019/XX/19: Please provide loan designation.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 02/XX/2017 not accurate. (Final/XX/XX/2017)
COMMENT: 2019/XX/05: The final CD reflects total property costs over 1 year to be $XXX.

*** (CLEARED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.
COMMENT: 2019/XX/19: Please provide Taxes, HOA and Insurance payment for subject

*** (WAIVED) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2017 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/XX/XX/2017)
COMMENT: 2019/XX/12: Sec F on the Final CD dated 2/XX/17 reflects the following:  $XXX from 2/XX/17 to 2/XX/17 which is 12 days.  $XXX x 12 days = $XXX which is the amount reflected.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
										COMMENT: 2019/XX/07: A cure was provided to borrower on CD issued on 02/XX/2017 in the amount of $XXX.	Yes	No		NY	2/XX/2017	Refinance	Primary	XXX	$XXX		UTD	ATR Risk
275064882	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/11/XX/2016) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/11/XX/2016)
										COMMENT: 2022/XX/09: Finance charge is under disclosed by $XXX. Unable to determine under disclosure as file does not contain an itemization or compliance report.	Yes	No		CA	11/XX/2016	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064876	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/10: Missing guidelines	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 43.86214%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 725, Occupancy: Second Home, Purpose: Purchase, - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2015) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 12/XX/2015 not accurate. (Final/12/XX/2015) - EV2	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/10: Manual underwritten.  Missing guidelines

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 43.86214%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 725, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/10: Manual underwritten.  Missing guidelines

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/11: Calculated dti exceeds 43%.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 12/XX/2015 not accurate. (Final/12/XX/2015)
										COMMENT: 2022/XX/10: The difference reflected on the final CD is $XXX less than the actual amount estimated property costs over 1 year.	No	No		CA	12/XX/2015	Purchase	Second Home	XXX	$XXX		UTD	ATR Risk
275064879	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying housing ratio discrepancy. - EV3 *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS Findings: Investor qualifying housing ratio discrepancy. COMMENT: 2022/XX/10: Exception in file with compelling compensation factors of length of employment, fico, asset portfolio and LTV. Please override. *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/10: Exception in file with compelling compensation factors of length of employment, fico, asset portfolio and LTV. Please override.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 53.97739%, LTV/CLTV: 67.73163%/67.73163%, Credit Score: 767, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.97739% significantly exceeds the guideline maximum of 47.91%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/10: ATR Risk Violation is noted on the lender exception and was approved with the exception due to compensating factors.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/10: Exception in file with compelling compensation factors of length of employment, fico, asset portfolio and LTV.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 53.97739%, LTV/CLTV: 67.73163%/67.73163%, Credit Score: 767, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/10: Exception in file with compelling compensation factors of length of employment, fico, asset portfolio and LTV.  Please override.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.97739% significantly exceeds the guideline maximum of 47.91%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2022/XX/10: Exception for DTI in file with compelling compensation factors including length of employment, fico, asset portfolio and LTV.  Please override.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
										COMMENT: 2022/XX/10: DTI exceeds the maximum and violation for the ATR Risk and DTI were approved by the lender. .	Yes	Yes	Final HUD1	CA	10/XX/2015	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
275064877	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/10: AUS refer. Manual UW was done by the lender. Unable to determine guidelines and if all conditions were met.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 38.57145%, LTV/CLTV: 53.27660%/53.27660%, Credit Score: 720, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp) - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2015, prior to three (3) business days from transaction date of 01/XX/2015. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/09: Unable to determine ability to repay due to missing guidelines.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 38.57145%, LTV/CLTV: 53.27660%/53.27660%, Credit Score: 720, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/09: Unable to determine ability to repay due to missing guidelines.

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/09: No evidence in loan file to proof  the CHARM Booklet and consumer handbook on Adjustable Rate Mortgages were provided to the borrower

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/09: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2022/XX/09: Unable to determine ability to repay due to missing guidelines.

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2022/XX/09: Notice of right to cancel  expiry date occurs on 1/XX/15 which is prior to the expected expiry date.

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2015, prior to three (3) business days from transaction date of 01/XX/2015.
										COMMENT: 2022/XX/09: Subject loan transaction disbursed on 01/XX/2015, prior to three (3) business days from transaction date of 02/XX/2015.	Yes	Yes	Final HUD1	CA	1/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
275064880	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NJ EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) REO Documents are missing.: Address: XXXX, NJ COMMENT: 2022/XX/10: Missing statement to verify P&I.	1			Yes	No		NJ	7/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064906	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	9/XX/2005	Purchase	Investment	XXX	$XXX
275064891	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	5/XX/2006	Purchase	Investment	XXX	$XXX
275064873	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		Yes	Yes	Final HUD1	CO	6/XX/2008	Refinance	Primary	XXX	$XXX
275064889	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	WA	8/XX/2005	Purchase	Primary	XXX	$XXX
275064866	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	AL	2/XX/2007	Refinance	Primary	XXX	$XXX
275064863	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Idaho Prepayment Penalty: Idado Prepayment Penalty: Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application. - EV2		No	No	Missing	ID	11/XX/2005	Purchase	Second Home	XXX	$XXX
275064865	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/08: Under disclosure is due to the lender utilizing an index value of 4.011% per the rate lock, however the lowest index value available in the lookback period is 4.28167%.	No	Yes	Final HUD1	IL	6/XX/2006	Purchase	Primary	XXX	$XXX
275064864	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
275064890	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NM	6/XX/2007	Purchase	Primary	XXX	$XXX
275064870	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			Yes	Yes	Final HUD1	WI	9/XX/2008	Refinance	Primary	XXX	$XXX
275064888	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/14: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	CA	12/XX/2007	Refinance	Primary	XXX	$XXX
275064893	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/19: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
275064872	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	NJ	1/XX/2008	Refinance	Primary	XXX	$XXX
275064871	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		No	Yes	Final HUD1	TX	12/XX/2007	Purchase	Primary	XXX	$XXX
275064874	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	NJ	8/XX/2008	Refinance	Primary	XXX	$XXX
275064875	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/04: Under disclosure is due to the Lender's TIL reflecting MI being in force for 60 months, however based on the loan amount and appraised value the MI would be in force for 82 months.	Yes	Yes	Final HUD1	VA	2/XX/2010	Refinance	Primary	XXX	$XXX
275064887	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	MD	4/XX/2007	Purchase	Primary	XXX	$XXX
275064897	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	HELOC Agreement	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
275064898	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2		No	Yes	HELOC Agreement	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
275064899	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2		No	Yes	HELOC Agreement	CA	4/XX/2008	Refinance	Primary	XXX	$XXX
275064902	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

									*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2		No	No	Missing	MD	12/XX/2005	Refinance	Primary	XXX	$XXX
275064904	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		Yes	Yes	Final HUD1	PA	8/XX/2013	Refinance	Primary	XXX	$XXX
275064905	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2015, prior to three (3) business days from transaction date of 09/XX/2015. - EV2		Yes	Yes	HELOC Agreement	MS	9/XX/2015	Refinance	Primary	XXX	$XXX
275064990	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	OH	10/XX/2003	Refinance	Primary	XXX	$XXX
275064991	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2004	Purchase	Primary	XXX	$XXX
275064907	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	AR	1/XX/2004	Refinance	Investment	XXX	$XXX
275064909	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	6/XX/2001	Refinance	Primary	XXX	$XXX
275064910	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2		Yes	Yes	Final HUD1	PA	11/XX/2003	Refinance	Primary	XXX	$XXX
275064911	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/15: TIL itemization under disclosed the underwriting fee by $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	WI	3/XX/2004	Refinance	Primary	XXX	$XXX
275064913	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	PA	12/XX/2004	Refinance	Primary	XXX	$XXX
275064914	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	9/XX/2003	Refinance	Primary	XXX	$XXX
275064915	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MD	3/XX/2003	Purchase	Investment	XXX	$XXX
275064920	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MS	12/XX/2003	Refinance	Primary	XXX	$XXX
275064921	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2004	Refinance	Primary	XXX	$XXX
275064922	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	12/XX/2004	Refinance	Primary	XXX	$XXX
275064935	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	8/XX/2005	Purchase	Primary	XXX	$XXX
275064936	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	12/XX/2003	Refinance	Primary	XXX	$XXX
275064937	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	12/XX/2004	Purchase	Primary	XXX	$XXX
275064941	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	6/XX/2004	Refinance	Primary	XXX	$XXX
275064944	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	PA	12/XX/2003	Refinance	Investment	XXX	$XXX
275064948	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2004	Purchase	Primary	XXX	$XXX
275064949	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	PA	6/XX/2004	Refinance	Primary	XXX	$XXX
275064950	XXX	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/06: Status is Missing. File contains Servicing documentation but does not contain Legal or Compliance documents for the subject.		No						XXX	$XXX
275064956	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2002	Refinance	Primary	XXX	$XXX
275064962	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Estimated HUD1	WA	5/XX/2004	Refinance	Primary	XXX	$XXX
275064965	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV1		3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/06: File only contains Mortgage. Compliance testing not completed.		No	Missing	FL	4/XX/2002	UTD	UTD	XXX	$XXX
275064974	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	PA	3/XX/2004	Purchase	Primary	XXX	$XXX
275064976	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	OK	9/XX/2003	Refinance	Primary	XXX	$XXX
275064985	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	7/XX/2004	Purchase	Primary	XXX	$XXX
275064986	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	ME	8/XX/2004	Refinance	Second Home	XXX	$XXX
275064982	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2017) - EV2

*** (OPEN) TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 07/XX/2017 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/2017)
COMMENT: 2019/XX/16: The Final Closing Disclosure did not indicate the amount of the total Closing Costs exceeding the legal limit.

*** (OPEN) TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
COMMENT: 2019/XX/16: The Borrower signed an acknowledgement on 7/XX/2017 regarding receipt of the Home Loan Toolkit, however evidence of the date provided is not included.

*** (OPEN) TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on 07/XX/2017 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2019/XX/16: The Closing Disclosure reflects a Date Issued of 7/XX/2017, the Borrower did not sign the document to determine the date received, Closing Date is 7/XX/2017.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2019/XX/16: No COC or cure was provided to the borrower for tolerance overages. Seller Paid fees tested in tolerance review	Yes	No		OH	7/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064918	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	AR	1/XX/2007	Purchase	Primary	XXX	$XXX
275064971	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	AL	5/XX/2007	Purchase	Primary	XXX	$XXX
275064959	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	TX	4/XX/2006	Purchase	Primary	XXX	$XXX
275064926	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	NY	10/XX/2007	Purchase	Second Home	XXX	$XXX
275064919	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008. - EV2		No	Yes	Final HUD1	CA	3/XX/2008	Refinance	Investment	XXX	$XXX
275064958	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		No	Yes	Final HUD1	OH	5/XX/2007	Purchase	Primary	XXX	$XXX
275064946	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements COMMENT: 2018/XX/10: PPP expired. The PPP of 6 months exceeds the state limit of 1%.	Yes	Yes	Final HUD1	MI	5/XX/2006	Refinance	Primary	XXX	$XXX
275064927	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. - EV2		No	Yes	Final HUD1	GA	2/XX/2006	Purchase	Investment	XXX	$XXX
275064981	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	6/XX/2006	Refinance	Primary	XXX	$XXX
275064972	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	GA	4/XX/2007	Purchase	Primary	XXX	$XXX
275064996	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
275064973	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	GA	11/XX/2007	Purchase	Primary	XXX	$XXX
275064947	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	GA	9/XX/2006	Purchase	Primary	XXX	$XXX
275064945	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MN	4/XX/2005	Refinance	Primary	XXX	$XXX
275064970	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	PA	12/XX/2004	Purchase	Primary	XXX	$XXX
275064960	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	PA	5/XX/2003	Refinance	Primary	XXX	$XXX
275064934	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	GA	10/XX/1994	Purchase	Primary	XXX	$XXX
275064954	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/15: Unable to determine cause if under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	PA	12/XX/2003	Refinance	Primary	XXX	$XXX
275064939	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001. - EV2		Yes	Yes	Final HUD1	IN	7/XX/2001	Refinance	Primary	XXX	$XXX
275065110	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	8/XX/2005	Refinance	Primary	XXX	$XXX
275065114	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	MO	8/XX/2006	Purchase	Primary	XXX	$XXX
275065117	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	9/XX/2005	Purchase	Primary	XXX	$XXX
275065123	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	ME	11/XX/2007	Refinance	Primary	XXX	$XXX
275065124	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MI	2/XX/2006	Refinance	Primary	XXX	$XXX
275065132	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2006	Refinance	Primary	XXX	$XXX
275065136	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	AZ	2/XX/2007	Purchase	Primary	XXX	$XXX
275065167	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	FL	7/XX/2006	UTD	UTD	XXX	$XXX
275065170	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
										COMMENT: 2022/XX/29: Fees were legible enough to tie back to the settlement charges.	No	Yes	Illegible HUD1	TX	9/XX/2000	Purchase	Primary	XXX	$XXX
275065179	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2		Yes	Yes	Final HUD1	GA	3/XX/2005	Refinance	Primary	XXX	$XXX
275065183	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/29: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	ME	9/XX/2007	Refinance	Primary	XXX	$XXX
275065185	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	MD	7/XX/2007	Purchase	Primary	XXX	$XXX
275065190	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MI	3/XX/2007	Purchase	Investment	XXX	$XXX
275065191	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	IN	10/XX/2006	Refinance	Primary	XXX	$XXX
275065192	XXX	XXX	XXX	2				2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	5/XX/2007	Refinance	Primary	XXX	$XXX
275065198	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2		Yes	No	Missing	WI	5/XX/2005	Purchase	Primary	XXX	$XXX
275065200	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

									*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2		Yes	Yes	Final HUD1	OH	10/XX/2007	Refinance	Primary	XXX	$XXX
275065205	XXX	XXX	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	AL	9/XX/1999	Refinance	Primary	XXX	$XXX
275065208	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005. - EV2		Yes	Yes	Final HUD1	OH	4/XX/2005	Refinance	Primary	XXX	$XXX
275065210	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
275065211	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	GA	8/XX/2005	Purchase	Primary	XXX	$XXX
275065175	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2001, prior to three (3) business days from transaction date of 01/XX/2001. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/29: It appears a lower index was used that was available in lookback.	Yes	Yes	Final HUD1	OH	1/XX/2001	Refinance	Primary	XXX	$XXX
275065213	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 4.47500%, 4.47500%,    which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	MS	8/XX/2003	Purchase	Primary	XXX	$XXX
275065214	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2		Yes	Yes	Final HUD1	OH	4/XX/2004	Refinance	Primary	XXX	$XXX
275065505	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/27: Under disclosure due to the required rounding factor of 0.125% on the note, when the note rate is 6.08%	Yes	Yes	Final HUD1	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
275065506	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2		Yes	Yes	Final HUD1	MS	8/XX/2007	Refinance	Primary	XXX	$XXX
275065507	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/21: Appraisal not provided	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	CA	7/XX/2002	Refinance	Primary	XXX	$XXX
275065508	XXX	XXX	XXX	1		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	MS	4/XX/2007	Refinance	Primary	XXX	$XXX
275065509	XXX	XXX	XXX	2	*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2010, prior to three (3) business days from transaction date of 05/XX/2010. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/20: Under disclosure appears to be fee and payment stream related.	Yes	Yes	Final HUD1	AL	5/XX/2010	Refinance	Primary	XXX	$XXX
275065510	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008. - EV2

									*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	WA	7/XX/2008	Refinance	Primary	XXX	$XXX
275065511	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/24: Appraisal not provided	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	Yes	Final HUD1	WI	7/XX/2007	Refinance	Primary	XXX	$XXX
275065512	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/23: Appraisal not provided	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	MD	8/XX/2006	Refinance	Primary	XXX	$XXX
275065513	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2	*** (OPEN) Note Error: Note grace period days less than minimum per state
COMMENT: 2017/XX/22: Late charge grace period of 10 days less than minimum allowed of 15 days for the state of North Carolina.

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
										COMMENT: 2017/XX/22: Late charge fee of 5% exceeds the max allowed of 4% for the state of North Carolina.	Yes	Yes	Final HUD1	NC	9/XX/2005	Refinance	Primary	XXX	$XXX
275065515	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	MA	12/XX/2006	Refinance	Primary	XXX	$XXX
275065516	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		Yes	Yes	Final HUD1	MS	7/XX/2007	Refinance	Primary	XXX	$XXX
275065517	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	TX	5/XX/2002	Purchase	Primary	XXX	$XXX
275065518	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	OK	6/XX/2007	Refinance	Primary	XXX	$XXX
275065519	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		Yes	Yes	Final HUD1	GA	12/XX/2007	Purchase	Primary	XXX	$XXX
275065520	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	PA	2/XX/2008	Refinance	Primary	XXX	$XXX
275065521	XXX	XXX	XXX	2	2	*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2	*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2017/XX/12: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. The approval reflects the index used was 3.360%, however the lowest available index in the look back period was 3.460%.

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
										COMMENT: 2017/XX/28: Late fee of 5% exceeds NY maximum fee of 2%.	Yes	Yes	Final HUD1	NY	3/XX/2006	Purchase	Primary	XXX	$XXX
275064777	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/13: TIL itemization did not disclose an email fee of $XXX an escrow service fee of $XXX and a tax cert fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	NJ	12/XX/2013	Purchase	Primary	XXX	$XXX
275064776	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013 - EV3		2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2		Yes	Yes	Final HUD1	IL	11/XX/2013	Refinance	Primary	XXX	$XXX
275064773	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	TN	3/XX/2013	Purchase	Second Home	XXX	$XXX
275064772	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	PA	12/XX/2012	Purchase	Primary	XXX	$XXX
275064768	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL signed by all required parties is blank
										COMMENT: 2022/XX/25: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Yes	Yes	Final HUD1	MI	2/XX/2012	Refinance	Primary	XXX	$XXX
275064769	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	12/XX/2011	Refinance	Investment	XXX	$XXX
275064767	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	8/XX/2011	Purchase	Investment	XXX	$XXX
275064766	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2		Yes	Yes	Final HUD1	CA	12/XX/2010	Purchase	Primary	XXX	$XXX
275064765	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 01/XX/2010 - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/21: Itemization did not disclose the settlement fee of $XXX as prepaid finance charge; additionally, page 1 of the HUD reflects a credit to Borrower in the amount of $XXX, this amount was not applied.	Yes	Yes	Final HUD1	NY	2/XX/2010	Refinance	Primary	XXX	$XXX
275064764	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NY	2/XX/2010	Refinance	Primary	XXX	$XXX
275064763	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	NJ	6/XX/2009	Refinance	Investment	XXX	$XXX
275064762	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2008	Refinance	Primary	XXX	$XXX
275064754	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	FL	11/XX/2006	Refinance	Primary	XXX	$XXX
275064755	XXX	XXX	XXX	2				2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		Yes	Yes	Final HUD1	GA	10/XX/2006	Purchase	Primary	XXX	$XXX
275064752	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	PA	9/XX/2006	Refinance	Primary	XXX	$XXX
275064750	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/18: TIL Itemization of Amount Financed did not disclose a Wire fee for $XXX, a Courier Fee for $XXX and a Courier Fee for $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	GA	12/XX/2005	Purchase	Primary	XXX	$XXX
275064747	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	VA	8/XX/2005	Purchase	Primary	XXX	$XXX
275064748	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	WA	8/XX/2005	Refinance	Primary	XXX	$XXX
275064804	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2004	Refinance	Primary	XXX	$XXX
275064801	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/27: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX	Yes	Yes	Final HUD1	TX	12/XX/2003	Refinance	Primary	XXX	$XXX
275064800	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2003	Purchase	Primary	XXX	$XXX
275064802	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	PA	10/XX/2001	Purchase	Primary	XXX	$XXX
275064739	XXX	XXX	XXX	2	*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1075/466 used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 02/XX/2000 - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	NY	5/XX/2000	Purchase	Primary	XXX	$XXX
275064741	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1997 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		No	No	Missing	FL	12/XX/1997	Purchase	Primary	XXX	$XXX
275064775	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	IL	7/XX/2013	Refinance	Primary	XXX	$XXX
275064756	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006. - EV2		Yes	Yes	Final HUD1	NJ	11/XX/2006	Refinance	Primary	XXX	$XXX
275064742	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	PA	3/XX/2004	Refinance	Primary	XXX	$XXX
275064743	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	CA	3/XX/2004	Purchase	Primary	XXX	$XXX
275064740	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CO	3/XX/2002	Refinance	Investment	XXX	$XXX
275064733	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	FL	10/XX/2011	Purchase	Primary	XXX	$XXX
275064730	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed.	No	Yes	Final HUD1	OH	8/XX/2003	Purchase	Primary	XXX	$XXX
275064774	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/20: TIL Itemization only disclosed origination charges in the amount of $XXX, however, final HUD reflects $XXX	Yes	Yes	Final HUD1	NC	7/XX/2013	Refinance	Primary	XXX	$XXX
275064760	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TN	3/XX/2008	Purchase	Primary	XXX	$XXX
275064749	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MD	9/XX/2005	Refinance	Primary	XXX	$XXX
275064738	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NC	2/XX/1999	Refinance	Primary	XXX	$XXX
275064759	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	OR	3/XX/2008	Refinance	Primary	XXX	$XXX
275064761	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2		No	Yes	Final HUD1	VA	6/XX/2008	Purchase	Primary	XXX	$XXX
275064770	XXX	XXX	XXX	2	2	*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.81194% or Final Disclosure APR of 4.80740% is in excess of allowable threshold of APOR 3.14% + 1.5%, or 4.64000%. Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	TX	5/XX/2012	Purchase	Primary	XXX	$XXX
275064803	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/06: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects
										$XXX	No	Yes	Final HUD1	AL	2/XX/2004	Purchase	Primary	XXX	$XXX
275064757	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	CT	5/XX/2007	Refinance	Primary	XXX	$XXX
275064746	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	IN	7/XX/2005	Refinance	Primary	XXX	$XXX
275064745	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IL	2/XX/2005	Refinance	Primary	XXX	$XXX
275064758	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MS	6/XX/2007	Refinance	Primary	XXX	$XXX
275064753	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
275064751	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/14: Unable to determine, TIL itemization not provided.	Yes	Yes	Final HUD1	NJ	1/XX/2006	Refinance	Primary	XXX	$XXX
275064728	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) RTC Error: Right to Cancel expiration date is blank. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2		Yes	Yes	Final HUD1	NJ	1/XX/2003	Refinance	Primary	XXX	$XXX
275064729	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	VA	5/XX/2003	Purchase	Primary	XXX	$XXX
275064731	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	WI	6/XX/2007	Purchase	Primary	XXX	$XXX
275064732	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	CA	2/XX/2008	Purchase	Primary	XXX	$XXX
275064734	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	CT	4/XX/2003	Refinance	Primary	XXX	$XXX
275064830	XXX	XXX	XXX	3	3	*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2017 - EV3	*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2017 COMMENT: 2021/XX/30: Missing VVOE within 10 business days for XXX. Income was used for qualification and per AUS, VVOE is required.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)
										COMMENT: 2021/XX/30: Verification appraisal was delivered to borrower was not provided.	Yes	No		GA	12/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064829	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/30: Loan Discount Points was not disclosed on initial Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Yes	No		MO	10/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064831	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1		Yes	No		TX	2/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064828	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster. - EV3 *** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.
COMMENT: 2021/XX/30: The subject property is located in XXX county which is in a FEMA disaster area that does not have a declared end date.  The appraisal was performed after the FEMA declaration start date but prior to the declared end date.

*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date.
COMMENT: 2021/XX/30: Hazard Insurance Policy Effective Date is 1 day after closing.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/30: The property is located in XXX, FL. Provide a post-disaster inspection verifying there was no damage from XXXX. The inspection must include exterior photos and the property must be re-inspected on or after 07/XX/2021.	2	*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/08/XX/2019) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2019) - EV2	*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 08/XX/2019 not accurate. (Final/XX/XX/2019)
COMMENT: 2021/XX/30: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues are $XXX per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/XX/2019)
										COMMENT: 2021/XX/30: E-sign agrerement was signed 08/XX/2019.	Yes	No		FL	8/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064827	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/28: Post disaster inspection is not on file.	1			Yes	No		TX	9/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064825	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018) - EV2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018)
										COMMENT: 2021/XX/28: Initial CD was provided without proof of borrower receipt. Applying the mailing rule, CD was not provided to the borrower at least three business days prior to closing.	Yes	No		MO	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064824	XXX	XXX	XXX	2	1	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
										COMMENT: 2023/XX/19: Compliant Higher Priced Mortgage Loan.	Yes	No		VA	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
275064823	XXX	XXX	XXX	2	1	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
										COMMENT: 2023/XX/19: Compliant Higher Priced Mortgage Loan.	Yes	No		WI	6/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
275064822	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										COMMENT: 2022/XX/06: The disclosure was not provided to the borrower within 3 business days of the initial application.	No	No		CO	4/XX/2018	Refinance	Investment	XXX	$XXX		N/A	N/A
275064821	XXX	XXX	XXX	1	1			1	*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1		Yes	No		WA	2/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064819	XXX	XXX	XXX	1	1			1			No	No		RI	12/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
275064818	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2017)
COMMENT: 2021/XX/20: Evidence of the date the LE was provided to the Borrower is missing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2021/XX/20: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.	Yes	No		GA	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064817	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			Yes	No		CT	11/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064816	XXX	XXX	XXX	1	1			1	*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1		Yes	No		MD	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064815	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/06: $XXX shortfall, no replacement cost estimate in file.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2

*** (CURED) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 11/XX/2017 not accurate. (Final/11/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/11/XX/2017) - EV2

*** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 did not disclose Amount of Non-Escrowed Property Costs over Year 1 (Final/11/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether property taxes are included in escrow. (Final/11/XX/2017) - EV2

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/11/XX/2017) - EV2

*** (CURED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/11/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506) - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)
COMMENT: 2022/XX/06: Missing evidence valuation was provided three business days prior to consummation.

*** (CURED) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 11/XX/2017 not accurate. (Final/XX/XX/2017)
COMMENT: 2022/XX/08: Closing Disclosure issued 11/XX/17 reflects estimated monthly escrow of $XXX, however page 2 does not reflect any escrow deposits.

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XX/XX/2017)
COMMENT: 2022/XX/06: Corrected on PCCD.

*** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 did not disclose Amount of Non-Escrowed Property Costs over Year 1 (Final/XX/XX/2017)
COMMENT: 2022/XX/08: Closing Disclosure issued 11/XX/17 reflects escrows on page 1 and 4 but does not reflect escrows on page 2, a revised Closing Disclosure was issued 11/XX/17.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether property taxes are included in escrow. (Final/XX/XX/2017)
COMMENT: 2022/XX/06: Corrected on PCCD.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2017)
COMMENT: 2022/XX/08: Closing Disclosure issued 11/XX/17 reflects escrows on page 1 and 4 but does not reflect escrows on page 2, a revised Closing Disclosure was issued 11/XX/17.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/XX/2017)
COMMENT: 2022/XX/08: Closing Disclosure issued 11/XX/17 reflects escrows on page 1 and 4 but does not reflect escrows on page 2, a revised Closing Disclosure was issued 11/XX/17.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/XX/XX/2017)
COMMENT: 2022/XX/06: Corrected on PCCD, provide LOE to borrower in order to cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
										COMMENT: 2022/XX/06: Fee disclosed was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Yes	No		FL	11/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064814	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75188) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75188)
										COMMENT: 2021/XX/30: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.	Yes	No		NE	10/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064813	XXX	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/05: Copy of the business license , P&L statement not in file.	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/09/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7349) - EV2	*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/05: Tolerance exceeded for lender credits.  No valid COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231)
COMMENT: 2022/XX/05: Tolerance exceeded for deed preparation fee.  No valid COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/05: Tolerance exceeded for credit report fee.  No valid COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7349)
										COMMENT: 2022/XX/05: Tolerance exceeded for extension fee. No valid COC or cure provided.	Yes	No		IN	10/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064812	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 09/XX/2017 not accurate. (Final/09/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 09/XX/2017 not accurate. (Final/XX/XX/2017)
COMMENT: 2021/XX/13: The HOA fee is $XXX per month which is $XXX annually.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2021/XX/13: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.	Yes	No		VA	9/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064811	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/10: Qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX	1			Yes	No		CA	7/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064809	XXX	XXX	XXX	2	2	*** (OPEN) Missing Document: Credit Report not provided - EV2 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV2 *** (OPEN) Missing Document: Tax Certificate not provided - EV2 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2023/XX/30: Hazard Insurance not provided in file. Post close policy in file. *** (OPEN) Missing Document: Tax Certificate not provided COMMENT: 2023/XX/30: Tax Certificate not provided in file. Post close statement in file.	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary HPQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2023/XX/19: Loan Designation determined as Temp HPQM. Lender to provide compliance report or other documentation verifying that loan was UW and closed as such.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
										COMMENT: 2021/XX/21: No change of circumstance provided	Yes	No		IL	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
275064810	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 04/XX/2021 - EV3

*** (OPEN) HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Stated / Valuation Report Date: 04/XX/2021 - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 05/XX/2017 not accurate. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether property taxes are included in escrow. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/05/XX/2017) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2021/XX/21: Missing the initial 1003 signed/dated by the originator

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2021/XX/21: Missing the initial 1003 signed/dated by the originator

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2021/XX/21: Missing the initial 1003 signed/dated by the originator

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
COMMENT: 2021/XX/21: Missing the initial 1003 signed/dated by the originator

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/21: No evidence of early receipt was located in the file

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 05/XX/2017 not accurate. (Final/05/XX/2017)
COMMENT: 2021/XX/21: Non-escrowed property costs of $XXX of HOA and hazard insurance reflected on page 4 of the final CD

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether property taxes are included in escrow. (Final/05/XX/2017)
COMMENT: 2021/XX/21: Page 4 of the final CD indicates taxes are escrowed however, no escrows were collected in section G of the CD

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/05/XX/2017)
COMMENT: 2021/XX/21: Page 4 of the final CD indicates taxes are escrowed however, no escrows were collected in section G of the CD

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/05/XX/2017)
										COMMENT: 2021/XX/21: Page 4 of the final CD indicates taxes are escrowed however, no escrows were collected in section G of the CD	Yes	No		PA	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064808	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Credit Report not provided - EV3	*** (OPEN) Missing Document: Credit Report not provided COMMENT: 2021/XX/27: The file was missing the complete origination credit report. Only page 1 was in the file.	1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1		Yes	No		CA	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064799	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2014 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2022/XX/22: Max LTV/CLTV is 95%. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2022/XX/22: Max LTV/CLTV is 95%. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/22: Provide updated policy with sufficient coverage or a replacement cost estimator to verify current coverage is sufficient.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9719616) - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2017 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent And Other). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7742) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/21: The AUS is ineligible due to LTV/CLTV. Max LTV/CLTV allowed for non-first time homebuyer is 95%, loan LTV/CLTV is 97%.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/9719616)
COMMENT: 2021/XX/21: The loan is failing Temp SHQM due to missing credit report. SHQM requires two-year verification of employment history.

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)
COMMENT: 2021/XX/21: Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/21: Missing initial application date.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent And Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7742)
										COMMENT: 2021/XX/21: Fee added without a valid COC, no cure provided.	Yes	No		MT	2/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275064798	XXX	XXX	XXX	1	1			1			No	No		PA	12/XX/2016	Purchase	Investment	XXX	$XXX		N/A	N/A
275064797	XXX	XXX	XXX	3	1	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.12507% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.12507%). - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/17: Loan is failing QM points and fees testing.  Please provided the undiscounted rate and undiscounted price to determine if any discount points paid by the borrower may be excluded from testing

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.12507% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.12507%).
COMMENT: 2021/XX/15: Loan is failing QM points and fees testing.  Please provided the undiscounted rate and undiscounted price to determine if any discount points paid by the borrower may be excluded from testing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2021/XX/15: The Loan Discount Points was disclosed on the initial LE as $XXX but was disclosed as $XXX on the Final CD. The file does not contain a valid COC or for the last increase in discount points and no cure was provided. Provide an updated post-close CD disclosing the tolerance cure	Yes	No		OR	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275064796	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/22: Most recent inspection was before the disaster declaration date.	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/11/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/11/XX/2016) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/XX/XX/2016)
COMMENT: 2021/XX/22: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.  Based on review of Lender's compliance report, Reimbursement fee of $XXX, HOA Fee $XXX and various Title Settlement/Closing fees were not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/XX/XX/2016)
										COMMENT: 2021/XX/22: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX2 on page 4; however the annual taxes ($XXX) and Hazard Insurance ($XXX) and Annual HOA Fee ($XXX) are $XXX per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.	Yes	No		CA	11/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064795	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/04: Evidence of earlier borrower receipt was missing from the file.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/04: No COC or cure was provided to the borrower for tolerance overages

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2022/XX/04: No COC or cure was provided to the borrower for tolerance overages	Yes	No		SD	10/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064794	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/02: Missing credit report.	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
										COMMENT: 2023/XX/19: Loan is failing Temp SHQM due to insufficient assets verified to meet reserve requirement.	Yes	No		PA	5/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
275064791	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2016) - EV2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2016)
										COMMENT: 2021/XX/15: File only contains the Final Closing Disclosure dated 01/XX/2016, which was signed and dated by the borrowers on 01/XX/2016. File is missing evidence the borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of 01/XX/2016.	Yes	No		TX	1/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064793	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (77159) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certification Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (77159)
										COMMENT: 2021/XX/14: Tax Certification Fee was not disclosed on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $XXX was not provided.	Yes	No		TX	1/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064792	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3	*** (OPEN) Asset documentation requirements not met. COMMENT: 2021/XX/22: No evidence of receipt was located in the file. *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. COMMENT: 2021/XX/22: No evidence of receipt was located in the file. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2021/XX/22: No evidence of receipt was located in the file.	2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7735) - EV2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/22: Ten Percent Fee Tolerance exceeded by $XXX with no sufficient cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7735)
										COMMENT: 2021/XX/22: Fee Tolerance exceeded for Document Preparation Fee in the amount of $XXX with no sufficient cure.	Yes	No		VA	1/XX/2016	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064807	XXX	XXX	XXX	1	1			1			Yes	Yes	Final HUD1	MD	9/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064806	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.45000% is underdisclosed from calculated APR of 4.63395% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.45000% is underdisclosed from calculated APR of 4.63395% outside of 0.125% tolerance.
COMMENT: 2021/XX/27: Truth In Lending Act: Final TIL APR of 4.45000% is underdisclosed from calculated APR of 4.63395% outside of 0.125% tolerance.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/27: Missing initial application date

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/27: Missing initial application date

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2021/XX/27: Missing initial application date	Yes	Yes	Final HUD1	CA	6/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064788	XXX	XXX	XXX	2	2	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2 *** (OPEN) Missing Document: Credit Report not provided - EV2 *** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. - EV2	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/27: DU qualified the borrowers without an auto loan payment of $XXX and DU Condition #9 required documentation to support the omission. File contains an auto loan payoff statement for $XXX and a credit supplement to verify the account was paid in full and closed on 05/XX/2015. However, this loan was not paid off on the settlement statement for the sale of the borrowers departure residence, or on the subject loan Final HUD-1. Most recent bank statements dated through 03/XX/2015 verify total assets of $XXX, which are insufficient to cover the payoff amount. File is missing documentation to verify the funds used to pay off the auto loan came from an acceptable source.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/27: File only contains the first page of the credit report dated 04/XX/2015. Upon receipt of the complete credit report with all pages as required by DU Condition #26, additional conditions may apply.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2023/XX/27: File only contains the first page of the credit report dated 04/XX/2015. Upon receipt of the complete credit report with all pages, additional conditions may apply.

*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date.
COMMENT: 2023/XX/27: Hazard Insurance Policy effective date of 05/XX/2015 is after the Note date of 05/XX/2015 and the subject property is not in a Dry Funding state.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10899639) - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10899638) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2021/XX/14: File is missing proof of the Rate Lock date. Worst case scenario between the creditor application date and the transaction date has been used to determine the rate used for testing.

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10899639)
COMMENT: 2022/XX/12: Due to all DU conditions not being met, the subject loan is being tested under Safe Harbor QM. File is missing a Verbal VOE for the co-borrower's prior employment to verify a 2-year work history as required by Appendix Q.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10899638)
COMMENT: 2022/XX/12: Due to all DU conditions not being met, the subject loan is being tested under Safe Harbor QM. File is missing a Verbal VOE for the borrower's prior employment to verify a 2-year work history as required by Appendix Q.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/14: Initial GFE dated 04/XX/2015 Important Dates Section, Other Settlement Charges Good Through Date is 04/XX/2015, which is less than the 10 business days required.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
COMMENT: 2022/XX/12: Final HUD-1 Line 205 disclosed a cure of $XXX, which is sufficient to cover the County Tax Stamp of $XXX.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2021/XX/14: File is missing proof the borrowers received the HUD Settlement Cost Booklet.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
										COMMENT: 2023/XX/19: Subject loan does not meet the requirements of Temporary SHQM (GSE/Agency Eligible) due to missing the full and complete credit report and all DU conditions not being met.	Yes	Yes	Final HUD1	IN	5/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
275064790	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										COMMENT: 2022/XX/11: Signed at closing	Yes	Yes	Final HUD1	AK	5/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064805	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
										COMMENT: 2021/XX/27: Document not provided in a timely fashion.	Yes	Yes	Final HUD1	TX	5/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064789	XXX	XXX	XXX	3	3	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX COMMENT: 2022/XX/03: Two months required, one month provided.	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064787	XXX	XXX	XXX	2	1	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	Yes	Final HUD1	PA	3/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064786	XXX	XXX	XXX	2	1	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

									*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2		Yes	Yes	Final HUD1	PA	1/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064784	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Official Check not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance = $XXX.00.  Lender to provide corrected CD and copy of letter sent to borrower explaining changes.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2022/XX/03: Evidence of receipt by borrower not provided.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
COMMENT: 2022/XX/03: Missing initial loan application.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/03: Missing initial loan application.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/03: Missing initial loan application.	Yes	Yes	Final HUD1	CA	12/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064783	XXX	XXX	XXX	2	1	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
										COMMENT: 2022/XX/03: HUD Settlement Cost Booklet not provided.	Yes	Yes	Final HUD1	NJ	11/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064785	XXX	XXX	XXX	2	1	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2021/XX/15: Final TIL disclosed an Estimated Escrow Payment of $XXX. Verified Escrow Payment is $XXX per month. Difference of $XXX is due to borrowers were qualified with monthly real estate taxes of $XXX however, the Title Commitment and Tax Certificate verify monthly real estate taxes are $XXX.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2021/XX/15: Final TIL disclosed a Total Payment of $XXX. Verified Total Payment is $XXX per month. Difference of $XXX is due to borrowers were qualified with monthly real estate taxes of $XXX however, the Title Commitment and Tax Certificate verify monthly real estate taxes are $XXX.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. TIL Itemization did not included the following settlement fees in prepaid finance charges: Release Tracking Fee of $XXX, and Closing Protection Letter Fee of $XXX.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/15: Initial GFE dated 10/XX/2014 Important Dates Section, Other Settlement Charges Good Through Date is 10/XX/2014, which is less than the 10 business days required.

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2021/XX/15: Final GFE disclosed a payment of $XXX. Note verifies the payment is $XXX.

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
COMMENT: 2021/XX/15: Final GFE disclosed an interest rate of 4.125%. Note verifies the interest rate is 3.875%.

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
										COMMENT: 2021/XX/15: List of Service Providers dated 10/XX/2014 was not provided to the borrowers at the time the Good Faith Estimate dated 10/XX/2014.	Yes	Yes	Final HUD1	ME	11/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064782	XXX	XXX	XXX	2	2	*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV2 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV2 *** (OPEN) Missing Document: Account Statements - Personal not provided - EV2 *** (OPEN) Missing Document: Econsent not provided - EV2 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Missing Document: Econsent not provided COMMENT: 2023/XX/30: No evidence of receipt was located in the file.	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
										COMMENT: 2023/XX/19: Due to missing asset documentation.	Yes	Yes	Final HUD1	LA	9/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
275064781	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3	*** (OPEN) Missing Document: Account Statements - Personal not provided COMMENT: 2022/XX/18: Final HUD-1 disclosed an earnest money deposit of $XXX and wire confirmation verifies the EMD came from the borrower's account with XXX however, the file is missing 2 months of bank statements to verify the EMD came from the borrower's own funds as required by DU Condition #14.	1			Yes	Yes	Final HUD1	CA	8/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064779	XXX	XXX	XXX	2	1	2	*** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2	*** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
COMMENT: 2021/XX/27: Late charge fee of 5.00% exceeds the maximum allowed of 3.00% for the State of Massachusetts.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/27: Initial GFE dated 06/XX/2014 Important Dates Section, Other Settlement Charges Good Through Date is 06/XX/2014, which is less than the 10 business days required.

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2021/XX/27: Final GFE disclosed a payment of $XXX (including mortgage insurance). Note and mortgage insurance certificate verify the total payment is $XXX.

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
										COMMENT: 2021/XX/27: Final GFE disclosed an interest rate of 4.75%. Note verifies the interest rate is 4.625%.	Yes	Yes	Final HUD1	MA	6/XX/2014	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275064778	XXX	XXX	XXX	3	3	*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX, Financial Institution: XXX // Account Type: Individual XXX Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX - EV3 *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Missing Document: Account Statements - Personal not provided COMMENT: 2022/XX/28: EMD source document not provided.	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2		Yes	Yes	Final HUD1	GA	4/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064820	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2021/XX/21: HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2018). (Final/01/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2018). (Final/01/XX/2018) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2018). (Final/01/XX/2018)
COMMENT: 2021/XX/21: Finance Charge disclosed is XXXX.  Calculated finance charge is $XXX.  Variance of $XXX TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2018). (Final/01/XX/2018)
										COMMENT: 2021/XX/21: Total Number of Payments disclosed are $XXX. Calculatednumber of payments are $XXX. Variance of $XXX TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	Yes	No		FL	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064826	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2018) - EV2	*** (OPEN) TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/2018)
COMMENT: 2020/XX/27: Page 1 Escrow payment $XXX.  Page 4 reflects $XXX.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2018)
										COMMENT: 2020/XX/27: Econsent granted 10/XX/2018.	Yes	No		NH	10/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065228	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	NV	3/XX/2005	Purchase	Investment	XXX	$XXX
275065285	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	NH	11/XX/2005	Purchase	Primary	XXX	$XXX
275065293	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	CA	9/XX/2006	Purchase	UTD	XXX	$XXX
275065316	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	ME	4/XX/2004	Purchase	Primary	XXX	$XXX
275065159	XXX	XXX	XXX	1	1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. - EV1

*** (CLEARED) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV1

*** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV1

*** (CLEARED) Missing Document: 1007 Rent Comparison Schedule not provided - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Hazard Insurance Policy not provided - EV1

*** (CLEARED) Missing Document: Stated not provided - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2020/XX/29: The ATR review and the 1008 approval both indicate the loan was approved by Desktop Underwriter (DU), which is not provided in the loan file.  Unable to determine if all conditions were met due to the missing approval.

*** (CLEARED) Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.
COMMENT: 2020/XX/29: HOI present is referencing the primary residence and not the subject property.

*** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2020/XX/29: HOI in file reflects primary and not subject property.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2020/XX/29: The Ability to Repay document and the Loan and Underwriting and Trasmittal Summary (1008) form indicated the loan was approved by Desktop Underwriter, which was not provided in the loan file.	1	*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016) - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV1

*** (CLEARED) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/06/XX/2016) - EV1

*** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1312397) - EV1

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2016) - EV1

*** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2016) - EV1	*** (CLEARED) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2020/XX/29: Missing Right to Receive disclosure

*** (CLEARED) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/XX/XX/2016)
COMMENT: 2020/XX/29: Verified  to disclosure  amount on Final Closing Disclosure

*** (CLEARED) TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1312397)
COMMENT: 2020/XX/29: Verified  to disclosure payment amount on Final Closing Disclosure

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/XX/XX/2016)
COMMENT: 2020/XX/29: Verified esignature document

*** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/05/XX/2016)
										COMMENT: 2020/XX/29: Evidence of earlier borrower receipt was not found in file.	No	No		CA	6/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
275065127	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008. - EV2		Yes	Yes	Final HUD1	IL	10/XX/2008	Purchase	Primary	XXX	$XXX
275065187	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	IL	9/XX/2009	Refinance	Primary	XXX	$XXX
275065166	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed	Yes	Yes	HUD1, not signed or stamped	WI	4/XX/2007	Refinance	Primary	XXX	$XXX
275065201	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2	*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
										COMMENT: 2019/XX/21: PPP Expired. Prepayment Penalty Charges are not allowed per state (MI) - max prepayment penalty charge for MI is 1% within 36 months - note states 6 months interest within 12 months. Lender is XXX.	Yes	Yes	HUD1, not signed or stamped	MI	6/XX/2006	Refinance	Primary	XXX	$XXX
275065135	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Prepayment Penalty: South Carolina Prepayment Penalty: Prepayment penalty not permissible on a loan in the amount less than $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing itemization of amount financed.

*** (OPEN) South Carolina Prepayment Penalty: South Carolina Prepayment Penalty:  Prepayment penalty not permissible on a loan in the amount less than $XXX.
										COMMENT: 2019/XX/01: PPP Expired. Prepayment charge not allowed per state (SC) - No prepayment charge allowed for loans under $XXX. - note states 3%, 2%, 1%. Lender is XXX	Yes	Yes	Final HUD1	SC	12/XX/1998	Refinance	Primary	XXX	$XXX
275065155	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2		Yes	Yes	Final HUD1	KS	6/XX/2006	Refinance	Primary	XXX	$XXX
275065188	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	MD	7/XX/2007	Purchase	Primary	XXX	$XXX
275065178	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.48982% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .48982%). - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2005	Purchase	Primary	XXX	$XXX
275065152	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. - EV2		No	Yes	Final HUD1	PA	11/XX/2007	Purchase	Primary	XXX	$XXX
275065221	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CT	8/XX/2004	Refinance	Primary	XXX	$XXX
275065154	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
275065141	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	RI	4/XX/2005	Refinance	Primary	XXX	$XXX
275065147	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2		Yes	Yes	Final HUD1	IN	2/XX/2006	Refinance	Primary	XXX	$XXX
275065145	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.05500% is underdisclosed from calculated APR of 7.19585% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/19: Unable to determine underdisclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
275065153	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	AL	10/XX/2005	Refinance	Primary	XXX	$XXX
275065209	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
275065195	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2	*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
										COMMENT: 2019/XX/08: PPP expired - Note did not disclose on its face in at least ten (10) point bold type, separated from other language by bold print dividing lines that the Note contains a prepayment penalty, a requirement of the state of TN. Lender is XXX.	Yes	Yes	Final HUD1	TN	1/XX/2007	Refinance	Primary	XXX	$XXX
275065171	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .11930%. APR of 12.86930% exceeds a threshold of 12.75000% based on the US Treasury for comparable maturities of 4.75000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State High Cost) North Carolina High-Cost Loan (Calculated APR/Rate): North Carolina Anti-Predatory Lending Law: APR Threshold is exceeded by .11930%. APR of 12.86930% exceeds a threshold of 12.75000% based on the US Treasury for comparable maturities of 4.75000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 2 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. - EV1	*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.
COMMENT: 2019/XX/10: PPP Expired. Prepayment charge not allowed per state (NC) - max prepayment charge for NC loan amount of $XXX or less is 0% - note states 3%, 2%, 1%. Lender is XXX

*** (OPEN) Missing Document: Missing Lender's Initial 1003
										COMMENT: 2019/XX/13: Client approved use of LOS app date for actual creditor app date field for testing. Lender's Initial 1003 remains missing.	Yes	Yes	Final HUD1	NC	6/XX/2006	Refinance	Primary	XXX	$XXX
275065143	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.25000% is overdisclosed from calculated APR of 10.04000% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2	*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 10.25000% is overdisclosed from calculated APR of 10.04000% outside of 0.125% tolerance.
COMMENT: 2019/XX/13: Unable to determine reason for fee portion of under disclosure due to missing Itemization of Amount Financed.  Payment stream portion is due to DSI interest collection.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/13: Unable to determine reason for fee portion of under disclosure due to missing Itemization of Amount Financed. Payment stream portion is due to DSI interest collection.	Yes	Yes	Final HUD1	GA	6/XX/2007	Refinance	Primary	XXX	$XXX
275065168	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/21: Final TIL disclosed MI dropping off after 128 months, however the calculated TIL reflects MI dropping off after 129 months.	Yes	Yes	Final HUD1	NC	12/XX/2007	Refinance	Primary	XXX	$XXX
275065215	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	IL	6/XX/2005	Purchase	Primary	XXX	$XXX
275065126	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	WI	2/XX/2008	UTD	Primary	XXX	$XXX
275065158	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		No	Yes	Final HUD1	AL	5/XX/2010	Purchase	Primary	XXX	$XXX
275065139	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	9/XX/2004	Refinance	Primary	XXX	$XXX
275065142	XXX	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		Yes	Yes	Final HUD1	NC	3/XX/2007	Refinance	Primary	XXX	$XXX
275065186	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2	*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
										COMMENT: 2019/XX/22: 10 day grace period is less than 15 day minimum allowed per State (PA).	Yes	Yes	Final HUD1	PA	7/XX/2006	Refinance	Primary	XXX	$XXX
275065193	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	HUD1, not signed or stamped	WV	12/XX/2006	Refinance	Primary	XXX	$XXX
275065140	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/09: Under disclosure due to incorrect index used causing a variance in payment stream at recast	Yes	Yes	Final HUD1	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
275065129	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	NY	3/XX/2005	Refinance	Second Home	XXX	$XXX
275065164	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			No	Yes	Final HUD1	FL	6/XX/2009	Purchase	Primary	XXX	$XXX
275065149	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/17: TIL Itemization did not disclose an application fee of $XXX as reflected on the hud. The TIL itemization reflected a tax service fee at $XXX that is reflected at $XXX on the hud and a courier fee at $XXX that is reflected at $XXX on the hud.	Yes	Yes	Final HUD1	NJ	5/XX/2004	Purchase	Primary	XXX	$XXX
275065133	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/14: Alternate Financing - Points Recouped in the Payment Stream need to override from finance charges.	Yes	Yes	Final HUD1	CA	11/XX/2005	Refinance	Primary	XXX	$XXX
275065119	XXX	XXX	XXX	2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2		Yes	Yes	Final HUD1	OH	7/XX/2005	Refinance	Primary	XXX	$XXX
275065146	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	MO	10/XX/2006	Refinance	Primary	XXX	$XXX
275065184	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2		Yes	Yes	Final HUD1	LA	7/XX/2007	Refinance	Primary	XXX	$XXX
275065131	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NJ	3/XX/2006	Refinance	Primary	XXX	$XXX
275065174	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	CA	12/XX/2008	Purchase	Primary	XXX	$XXX
275065122	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	NE	7/XX/2006	Refinance	Investment	XXX	$XXX
275065160	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/02: Appraisal not provided.	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	WI	5/XX/2006	Refinance	Primary	XXX	$XXX
275065112	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2		Yes	Yes	Final HUD1	NJ	12/XX/2010	Refinance	Primary	XXX	$XXX
275065137	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		Yes	Yes	Final HUD1	NC	9/XX/2010	Refinance	Primary	XXX	$XXX
275065173	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
275065120	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	AZ	4/XX/2006	Refinance	Primary	XXX	$XXX
275065121	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2		Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
275065113	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/20: Unable to determine under disclosure, due to missing itemization of amount financed.	No	Yes	Final HUD1	MO	10/XX/2004	Purchase	Primary	XXX	$XXX
275065163	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	CO	7/XX/2007	Refinance	Primary	XXX	$XXX
275065196	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	VA	7/XX/2007	Refinance	Primary	XXX	$XXX
275065199	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	IL	5/XX/2011	Purchase	Primary	XXX	$XXX
275065134	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

									*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		Yes	Yes	Final HUD1	TX	7/XX/2013	Refinance	Primary	XXX	$XXX
275065203	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	CA	8/XX/2003	UTD	UTD	XXX	$XXX
275065212	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	NY	2/XX/1999	Purchase	Primary	XXX	$XXX
275065207	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/13: TIL Itemization did not disclose the broker fee of $XXX, the processing fee of $XXX or the wire fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	FL	7/XX/1999	Refinance	Primary	XXX	$XXX
275065189	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	FL	8/XX/2001	Purchase	Second Home	XXX	$XXX
275065180	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2021/XX/14: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	FL	7/XX/2003	Refinance	Second Home	XXX	$XXX
275065223	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	FL	4/XX/2004	Refinance	Second Home	XXX	$XXX
275065202	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of 8.25000% contracts for a prepay term of 36 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
275065116	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	VA	3/XX/2007	Refinance	Primary	XXX	$XXX
275065172	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	DE	7/XX/2007	Purchase	Investment	XXX	$XXX
275065176	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2		Yes	Yes	Final HUD1	TN	7/XX/2004	Refinance	Primary	XXX	$XXX
275065177	XXX	XXX	XXX	2	*** (OPEN) Missing Valuation: - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/14: Valuation not provided	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV1

*** (CLEARED) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV1

*** (CLEARED) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV1

									*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		Yes	Yes	Final HUD1	VA	6/XX/2013	Refinance	Primary	XXX	$XXX
275065181	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		No	Yes	Final HUD1	FL	3/XX/2006	Refinance	Investment	XXX	$XXX
275065182	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2		Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
275065197	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	CT	6/XX/2007	UTD	UTD	XXX	$XXX
275065204	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
275065217	XXX	XXX	XXX	2	2	*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		No	Yes	HELOC Agreement	OH	7/XX/2005	Refinance	Primary	XXX	$XXX
275065226	XXX	XXX	XXX	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower. - EV1

									*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1		Yes	Yes	Final HUD1	TX	1/XX/2008	Refinance	Primary	XXX	$XXX
275065317	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2000. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	SC	1/XX/2001	Purchase	Primary	XXX	$XXX
275065268	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
275065314	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.83126% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.83126%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
275065230	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/24: Appraisal not provided	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/24: Loan-file only contains post-closing documentation.	Yes	Yes	Final HUD1	OH	10/XX/2002	Refinance	Primary	XXX	$XXX
275065239	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MD	2/XX/2005	Refinance	Primary	XXX	$XXX
275065264	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/21: Unable to determine reason for under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	IL	3/XX/2003	Purchase	Primary	XXX	$XXX
275065262	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	GA	9/XX/2008	Refinance	Investment	XXX	$XXX
275065261	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
275065258	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	OR	9/XX/2007	Refinance	Primary	XXX	$XXX
275065259	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CA	9/XX/2007	Refinance	Primary	XXX	$XXX
275065256	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2		No	No	Missing	MO	4/XX/2007	Purchase	Investment	XXX	$XXX
275065255	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NC	12/XX/2006	Purchase	Primary	XXX	$XXX
275065265	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		No	Yes	Final HUD1	MI	12/XX/2003	Purchase	Primary	XXX	$XXX
275065257	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. - EV2		Yes	Yes	Final HUD1	NJ	4/XX/2007	Refinance	Primary	XXX	$XXX
275065249	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2		Yes	Yes	HUD1, not signed or stamped	MI	2/XX/2004	Refinance	Primary	XXX	$XXX
275065253	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
275065266	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.50400% is underdisclosed from calculated APR of 7.38297% outside of 0.125% tolerance. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/27: The Lender's TIL reflects MI dropping off after 360 months; however, the audited TIL indicates MI should drop off after 120 months.	No	Yes	Final HUD1	MO	4/XX/2004	Purchase	Primary	XXX	$XXX
275065252	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	CT	9/XX/2005	Refinance	Primary	XXX	$XXX
275065260	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IL	1/XX/2008	Refinance	Primary	XXX	$XXX
275065244	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	AL	5/XX/2001	Construction-Permanent	Primary	XXX	$XXX
275065250	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	MD	3/XX/2005	Refinance	Primary	XXX	$XXX
275065263	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		Yes	Yes	Final HUD1	NJ	6/XX/2013	Refinance	Primary	XXX	$XXX
275065269	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2009. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NJ	5/XX/2009	Refinance	Primary	XXX	$XXX
275065273	XXX	XXX	XXX	3		*** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		3	*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1			No	Missing					XXX	$XXX
275065276	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2		Yes	Yes	Final HUD1	NM	7/XX/2002	Refinance	Primary	XXX	$XXX
275065278	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/20: TIL itemization did not disclose an escrow service fee of $XXX or courier fee of $XXX as prepaid finance charges.

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
										COMMENT: 2019/XX/20: PPP Expired. Prepayment charge not allowed per state(MD) - max prepayment charge for MD ARM loan is 2 months interest - note states 6 months interest. Lender is XXX a Division of Nat. City Bank of IN.	Yes	Yes	Final HUD1	MD	1/XX/2005	Refinance	Primary	XXX	$XXX
275065279	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	IL	12/XX/2003	Refinance	Primary	XXX	$XXX
275065277	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/06: Unable to determine under disclosure due to missing final itemization of amount financed.	Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
275065300	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		No	Yes	Final HUD1	PA	3/XX/2005	Purchase	Primary	XXX	$XXX
275065302	XXX	XXX	XXX	3	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

									*** (OPEN) Initial TIL not provided - EV2		No	No	Missing	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
275065298	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	NC	10/XX/1998	Purchase	Primary	XXX	$XXX
275065304	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	PA	3/XX/2007	Refinance	Primary	XXX	$XXX
275065301	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	FL	4/XX/1996	Purchase	Primary	XXX	$XXX
275065288	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	OH	10/XX/2005	Refinance	Primary	XXX	$XXX
275065292	XXX	XXX	XXX	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2		Yes	Yes	HUD1, not signed or stamped	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
275065306	XXX	XXX	XXX	2	*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2005 - EV2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	PA	10/XX/2005	Purchase	Primary	XXX	$XXX
275065308	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	1/XX/2005	Refinance	Primary	XXX	$XXX
275065289	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	KY	8/XX/2004	Refinance	Primary	XXX	$XXX
275065234	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2013. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/04: Unable to determine under disclosure due to missing Itemization of amount financed.	Yes	Yes	Final HUD1	PA	10/XX/2013	Refinance	Primary	XXX	$XXX
275065309	XXX	XXX	XXX	1		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		1			No	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
275065282	XXX	XXX	XXX	1		*** (OPEN) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3		1			Yes	Yes	Final HUD1	NY	8/XX/2004	Purchase	Primary	XXX	$XXX
275065311	XXX	XXX	XXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	NC	2/XX/2000	UTD	UTD	XXX	$XXX
275065312	XXX	XXX	XXX	2	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2		Yes	Yes	Final HUD1	FL	8/XX/2005	Refinance	Primary	XXX	$XXX
275065310	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2006	Refinance	Primary	XXX	$XXX
275065162	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
275065320	XXX	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2000	Refinance	Primary	XXX	$XXX
275065318	XXX	XXX	XXX	3	1	3	*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is Non QM. - EV3

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 09/XX/2021 contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7578) - EV2	*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM. Due Diligence Loan Designation is Non QM.
COMMENT: 2022/XX/29: A Loan Designation was not provided by the Lender and the Due Diligence Loan Designation tested as Non-QM.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 09/XX/2021 contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
COMMENT: 2022/XX/29: No evidence in the loan files that CD dated  09/XX/2021 which contained a change in APR was received by the Borrower at least 3 business days to Closing on 09/XX/2021.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/29: 10% tolerance was exceeded by $XXX due to increase of recording fee.  No valid COC provided and cure is insufficient to cure all tolerance violations. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/29: Tax Service Fee (Life of Loan) was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee and cure provided is insufficient to cure all tolerance violations.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7578)
										COMMENT: 2022/XX/29: Wire/Funding/ Disbursement Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee and cure is insufficient to cure all tolerance violations. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Yes	No		WI	9/XX/2021	Purchase	Primary	XXX	$XXX		UTD	Non QM
275065319	XXX	XXX	XXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2022/XX/29: The file is missing one or more of the core documents required for a review. Please provide a complete loan package including a Security Instrument.		No		NY	6/XX/2020	Purchase		XXX	$XXX
275065321	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) The FHA Minimum Required Investment was not met per the documented Assets in file. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Asset documentation requirements not met. COMMENT: 2022/XX/05: Evidence of transfer of gift funds of $XXX as required by FHA guidelines is missing. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/05: Evidence of transfer of gift funds of $XXX as required by FHA guidelines is missing. *** (OPEN) The FHA Minimum Required Investment was not met per the documented Assets in file. COMMENT: 2022/XX/05: Evidence of transfer of gift funds of $XXX as required by FHA guidelines is missing.	3	*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3	*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
										COMMENT: 2022/XX/05: Evidence of transfer of gift funds of $XXX as required by FHA guidelines is missing.	Yes	No		TX	6/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
275065322	XXX	XXX	XXX	2	2	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2019 - EV2

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019 - EV2

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2019 - EV2	*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/28: Missing vvoe dated within 10 business days of the Note date.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2019
COMMENT: 2023/XX/28: Missing vvoe dated within 10 business days of the Note date.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019
COMMENT: 2023/XX/28: Missing vvoe from previous employment with XXX.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2019
COMMENT: 2023/XX/28: Missing vvoe dated within 10 business days of the Note date.	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR). - EV2

*** (OPEN) North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 5.75621% or Final Disclosure APR of 5.78700% is equal to or greater than the threshold of APOR 3.03% + 1.5%, or 4.53000%.  Compliant Rate Spread Home Loan. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2023/XX/16: Loan designation was restated by client.

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/05: The initial escrow disclosure reflects monthly escrow that includes $XXX MI payment.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
										COMMENT: 2023/XX/16: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Yes	No		NC	1/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
275065012	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		No	Yes	Final HUD1	SC	10/XX/1990	Purchase	Primary	XXX	$XXX
275065013	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	SC	7/XX/1998	Purchase	Primary	XXX	$XXX
275065028	XXX	XXX	XXX	2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		No	Yes	Final HUD1	IN	1/XX/2004	Purchase	Primary	XXX	$XXX
275065032	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2004 - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	NY	9/XX/2004	Refinance	Primary	XXX	$XXX
275065038	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Title Co. Closing Statement	CA	8/XX/2005	Purchase	Primary	XXX	$XXX
275065040	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			No	Yes	Final HUD1	PA	3/XX/2006	Purchase	Primary	XXX	$XXX
275065049	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	VT	3/XX/2007	Purchase	Primary	XXX	$XXX
275065050	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2		Yes	Yes	Final HUD1	MN	5/XX/2007	Refinance	Primary	XXX	$XXX
275065053	XXX	XXX	XXX	2				2	*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	5/XX/2007	Refinance	Primary	XXX	$XXX
275065052	XXX	XXX	XXX	1				1	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
275065060	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	5/XX/2008	Purchase	Primary	XXX	$XXX
275065063	XXX	XXX	XXX	2				2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		Yes	Yes	Final HUD1	IA	3/XX/2009	Refinance	Primary	XXX	$XXX
275065067	XXX	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		Yes	Yes	Final HUD1	CA	6/XX/2004	Refinance	Primary	XXX	$XXX
275065073	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	TN	1/XX/2013	Refinance	Primary	XXX	$XXX
275065074	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	PA	1/XX/2013	Refinance	Primary	XXX	$XXX
275065075	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	MI	2/XX/2013	Refinance	Primary	XXX	$XXX
275065076	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2		Yes	Yes	Final HUD1	CA	11/XX/2011	Refinance	Primary	XXX	$XXX
275065077	XXX	XXX	XXX	2	*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2012 - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.
										COMMENT: 2022/XX/28: Unable to determine due to missing initial application.	Yes	Yes	Final HUD1	WA	3/XX/2013	Refinance	Primary	XXX	$XXX
275065078	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013 - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

									*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2		Yes	Yes	Final HUD1	VA	5/XX/2013	Refinance	Primary	XXX	$XXX
275065083	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014 - EV3	2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	MO	1/XX/2014	Refinance	Primary	XXX	$XXX
275065095	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	NJ	5/XX/2004	Refinance	Primary	XXX	$XXX
275065098	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	CA	3/XX/2012	Refinance	Primary	XXX	$XXX
275065099	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		No	Yes	Final HUD1	FL	2/XX/2012	Purchase	Primary	XXX	$XXX
275065100	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	IL	3/XX/2013	Refinance	Primary	XXX	$XXX
275065101	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

									*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2		Yes	Yes	Final HUD1	TX	6/XX/2013	Refinance	Primary	XXX	$XXX
275065004	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	OR	2/XX/2011	Refinance	Primary	XXX	$XXX
275065009	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	LA	5/XX/2007	Purchase	Primary	XXX	$XXX
275065022	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

									*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1		Yes	No	Missing	AZ	2/XX/2003	Refinance	UTD	XXX	$XXX
275065007	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NC	7/XX/2002	Refinance	Primary	XXX	$XXX
275065033	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	OK	8/XX/2004	Refinance	Primary	XXX	$XXX
275065010	XXX	XXX	XXX	2	2	*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	SC	3/XX/2005	Refinance	Primary	XXX	$XXX
275065085	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/15: The file is missing a copy of the required fraud report including all interested parties to the transaction.	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2022/XX/15: Saturdays are included in lender's calculation.

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2022/XX/15: Per title commitment, new lender is prior originating lender.

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
										COMMENT: 2022/XX/15: Loan originator record not found in NMLS database.	Yes	Yes	Final HUD1	IN	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065087	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1		2	*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2		Yes	Yes	Final HUD1	IL	6/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065103	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2022/XX/24: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/25: Affiliated Business Disclosure provided on 6/XX/2017 is unsigned.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
										COMMENT: 2022/XX/24: List of Homeownership Counseling Organization was provided on 6/XX/2017	No	No		HI	7/XX/2017	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065106	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) The Flood Insurance Policy effective date is after the Note Date. - EV3	2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0) - EV2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
										COMMENT: 2022/XX/15: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.	Yes	No		IL	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065108	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3

*** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided - EV3

*** (OPEN) Missing Document: Divorce Decree / Child Support not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2010 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018 - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2022/XX/15: No Verification of Assets provided.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/15: Income, Employment, and Asset documentation required by AUS were not provided.

*** (OPEN) Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided
COMMENT: 2022/XX/15: Final 1003 shows vesting as single - Lender to provide QCD.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2010
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2018
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2016
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9904229) - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/15: Due Diligence Loan Designation of ATR Fail due to missing income documents

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9904229)
COMMENT: 2022/XX/15: No Verification of Income or Income Documentation provided.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/15: No Loan Estimate provided.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/15: No evidence provided that borrower received a copy of the Appraisal.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2018)
COMMENT: 2022/XX/15: Verified that information is missing from the Final CD.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
										COMMENT: 2022/XX/15: No earlier CD's provided.	Yes	No		UT	10/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
275065325	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2020 - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Divorce Decree / Child Support not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) Purchase contract date not provided. - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2011 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2019 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2020 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2011 - EV3

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2011 - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/09: Unable to verify income with missing 2 yr work history, unable tp verify credit/fraud report due to missing also missing appraisal. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2022/XX/10: An Appraisal or evidence of PIW is missing. *** (OPEN) Missing Document: Divorce Decree / Child Support not provided COMMENT: 2022/XX/08: Child Support/Alimony is reflected on the 1003, but a Divorce Decree or Child Support order is missing.	3	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.21826%, LTV/CLTV: 96.82805%/96.82805%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Wages) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11185596) - EV3

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11185595) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/(report date unknown)) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.55500% or Final Disclosure APR of 8.56500% is in excess of allowable threshold of APOR 2.97% + 1.5%, or 4.47000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11185596) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2

*** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2

*** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2

*** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 08/XX/2020 not accurate. (Final/08/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether property taxes are included in escrow. (Final/08/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2020) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.21826%, LTV/CLTV: 96.82805%/96.82805%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11185596)
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11185595)
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
COMMENT: 2022/XX/09: Evidence of the Originator Loan Designation is missing.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11185596)
COMMENT: 2022/XX/09: Missing an Approval, income, asset and liability verification and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/09: No Cure provided to borrower.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/09: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/09: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2020)
COMMENT: 2022/XX/09: No NMLS Listed.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 08/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/08/XX/2020)
COMMENT: 2022/XX/09: Only final CD was provided and it did not disclose and seller paid fees.

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether property taxes are included in escrow. (Final/08/XX/2020)
COMMENT: 2022/XX/09: The  Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether property taxes are included in escrow

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2020)
COMMENT: 2022/XX/09: The  Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether property taxes are included in escrow

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2020)
										COMMENT: 2022/XX/09: The Final Closing Disclosure provided on 08/XX/2020 incorrectly disclosed whether property taxes are included in escrow	Yes	No		MI	9/XX/2020	Purchase	Primary	XXX	$XXX		UTD	ATR Fail
275065324	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	OK	7/XX/2004	Purchase	Primary	XXX	$XXX
275065323	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	MI	3/XX/2007	Purchase	Primary	XXX	$XXX
275065326	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	MI	1/XX/2002	UTD	UTD	XXX	$XXX
275063783	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012 - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2012	Refinance	Primary	XXX	$XXX
275063772	XXX	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		Yes	Yes	Final HUD1	MD	5/XX/2007	Refinance	Primary	XXX	$XXX
275063844	XXX	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2008	Refinance	Primary	XXX	$XXX
275063845	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2017/XX/14: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	NY	4/XX/2007	Purchase	Primary	XXX	$XXX
275064121	XXX	XXX	XXX	2	2	*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	ID	9/XX/2006	Refinance	Primary	XXX	$XXX
275064143	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Primary	XXX	$XXX
275064309	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2		Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
275064654	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2003	Purchase	Primary	XXX	$XXX
275064856	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	WV	7/XX/2006	Refinance	Primary	XXX	$XXX
275064901	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/07: File does not contain either Preliminary or Final Title	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2	*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2019/XX/07: 10 day grace period less than 15 day minimum per state (NY)

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
										COMMENT: 2019/XX/07: 5% late charge exceeds 2% maximum per state (NY)	Yes	Yes	Line of Credit Closing Statement	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
275064862	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

									*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	CT	8/XX/2005	Refinance	Primary	XXX	$XXX
275064867	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	HI	3/XX/2007	Purchase	Primary	XXX	$XXX
275064859	XXX	XXX	XXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CT	6/XX/2009	Refinance	Primary	XXX	$XXX
275064869	XXX	XXX	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	6/XX/2008	Purchase	Primary	XXX	$XXX
275064997	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	FL	3/XX/2003	Refinance	Primary	XXX	$XXX
275064923	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	OH	11/XX/2004	Refinance	Primary	XXX	$XXX
275064963	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) New Hampshire Prepayment Penalty First Lien: New Hampshire Prepayment Penalty: Prepayment penalty terms on a first lien loan not printed in bold on the Note or Note Addendum. - EV2		No	Yes	Final HUD1	NH	6/XX/2004	Purchase	Primary	XXX	$XXX
275064979	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	PA	3/XX/2005	Purchase	Primary	XXX	$XXX
275064984	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	HUD1, not signed or stamped	IA	3/XX/2004	Refinance	Primary	XXX	$XXX
275065000	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	8/XX/2003	Refinance	Primary	XXX	$XXX
275064989	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/04: Unable to determine under disclosure due to missing the TIL itemization of amount financed.	No	Yes	Final HUD1	NJ	8/XX/2003	Purchase	Primary	XXX	$XXX
275064928	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
275064917	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	NJ	2/XX/2006	Purchase	Primary	XXX	$XXX
275064987	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	TX	3/XX/2004	Refinance	Investment	XXX	$XXX
275065151	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2		Yes	Yes	Final HUD1	MA	1/XX/2008	Refinance	Primary	XXX	$XXX
275065014	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV1		1			No	Yes	Final HUD1	NC	5/XX/2000	Purchase	Primary	XXX	$XXX
275065015	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		No	Yes	Final HUD1	TX	5/XX/2002	Purchase	Primary	XXX	$XXX
275065025	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	8/XX/2003	Refinance	Primary	XXX	$XXX
275065037	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MI	10/XX/2005	Refinance	Primary	XXX	$XXX
275065047	XXX	XXX	XXX	2				2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		Yes	Yes	Final HUD1	MA	1/XX/2007	Refinance	Primary	XXX	$XXX
275065054	XXX	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	IA	10/XX/2007	Purchase	Primary	XXX	$XXX
275065062	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	PA	1/XX/2009	Refinance	Primary	XXX	$XXX
275065046	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. - EV2		Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
275065008	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	CT	8/XX/2005	Purchase	Primary	XXX	$XXX
275065059	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	CA	12/XX/2007	Purchase	Investment	XXX	$XXX
275065045	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	NJ	8/XX/2006	Purchase	Primary	XXX	$XXX
275065011	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		No	Yes	Final HUD1	RI	6/XX/2004	Purchase	Primary	XXX	$XXX
275064886	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7579) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/XX/XX/2019)
COMMENT: 2022/XX/31: Final CD reflects finance charge $XXX which does not match calculated finance charge of $ XXXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
										COMMENT: 2022/XX/31: After further review, the exception is cleared.	Yes	No		MI	5/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064885	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		2	*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2		Yes	No		FL	1/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064995	XXX	XXX	XXX	2	1	*** (CLEARED) Flood Certificate Subject Address does not match Note address. - EV1 *** (CLEARED) Insurance address does not match Note address. - EV1	*** (CLEARED) Flood Certificate Subject Address does not match Note address. COMMENT: 2019/XX/22: Address on Flood Cert XXX does not match the Note. The Note does not have the verbiage XXX. *** (CLEARED) Insurance address does not match Note address. COMMENT: 2019/XX/22: Insurance policy address for subject differs from Note. Address on insurance binder is hyphenated as XXX, and Note is XXX	2	*** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 8.70231% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2019). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2019) (an overage of $XXX or 3.70231%). - EV2		No	No		NY	1/XX/2019	Purchase	Investment	XXX	$XXX		N/A	N/A
275065093	XXX	XXX	XXX	3	3	*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.60351% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2016). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2016) (an overage of $XXX or 3.60351%). - EV3

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/06/XX/2016) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/22: Loan failed HARP requirements, Waterfall to ATR/QM requirements

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/22: Loan failed HARP requirements, Waterfall to ATR/QM requirements

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.60351% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2016). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2016) (an overage of $XXX or 3.60351%).
COMMENT: 2022/XX/22: Points and Fees on subject loan reflects an overage of $XXX or 3.60351%. Note, the compliance report in the file additionally reflected a failure for the points and fees test.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/XX/XX/2016)
										COMMENT: 2022/XX/22: The loan has no HOA dues. Page 1 of the CD reflects that "some" taxes are included in escrow, however, page 2 reflects all taxes are included. It appears the lender duplicated the taxes in error as the amount of "other" fees in the PITIA equals the school and city taxes that were already accounted for in the escrowed costs. Non-escrowed costs was NA on this loan.	Yes	No		NY	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275065105	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		1			Yes	No		NJ	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064322	XXX	XXX	XXX	1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2021/XX/08: HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1	*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)
										COMMENT: 2021/XX/08: Valid per final CD provided	No	No		TX	11/XX/2018	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064323	XXX	XXX	XXX	1				1			No	No		CA	2/XX/2019	Refinance	Investment	XXX	$XXX		Exempt from ATR	Exempt from ATR
275064204	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, Address: No XXX, - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/18: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2022/XX/18: There is only one monthly statement for each of the assets.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/18: There are no income verification documents in file for the co-borrower.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2022/XX/18: File is missing final AUS/guidelines; final 1008 and final approval were used for review.

*** (OPEN) REO Documents are missing.: Address: XXX, Address: No XXX,
COMMENT: 2022/XX/18: Missing all documents on the 2 properties in China (statement, tax, lease if applicable and insurance).

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/18: Provide a post-disaster inspection verifying that there was no damage from XXX. The inspection must include exterior photos and the property must be re-inspected on or after the 11/XX/2017 declared end date.	3	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 19.89887%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase, - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 09/XX/2014 - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2	*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/24: Failure due to missing guidelines

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/18: File is missing final AUS. Used 1008 and lender approval for review.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/18: There are no docs to verify employment or income for co-borrower XXX.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/18: There are no docs to verify employment or income for co-borrower XXX.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 19.89887%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/18: File is missing final AUS. Used 1008 and lender approval for review.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
COMMENT: 2022/XX/19: Inputs match the final signed TIL doc 270.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
COMMENT: 2022/XX/19: Inputs match the final signed TIL doc 270.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2014)
COMMENT: 2022/XX/18: No evidence of receipt of appraisal in file.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/18: Doc 201 is a signed Right to receive appraisal dated 9/XX/14.

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
COMMENT: 2022/XX/19: Provide COC to explain tolerance violation and refund check if applicable.

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
										COMMENT: 2022/XX/18: Doc 338 settlement service provider was signed by borrowers on 9/11.	No	Yes	Final HUD1	CA	10/XX/2014	Purchase	Second Home	XXX	$XXX		Non QM	ATR Fail
275064366	XXX	XXX	XXX	1	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1		1			Yes	No		TN	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064370	XXX	XXX	XXX	2	1	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2017)
COMMENT: 2021/XX/05: Verification that the appraisal was delivered to the borrower was missing from the file.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/XX/2017)
COMMENT: 2021/XX/12: E-consent was missing from the file. Lender to provide proof of e-consent within 3 days of the initial applicationXXX, OR proof of disclosure sent to borrower using another method within 3 days of application

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XX/XX/2017)
COMMENT: 2021/XX/05: LE dated 8/XX/2017 was e-signed 8/XX/2017. The initial CD was also issued and received the same day, 8/XX/2017.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/XX/XX/2017)
										COMMENT: 2021/XX/05: LE dated 8/XX/2017 was e-signed on 8/XX/2017 with a note date of 08/XX/2017 . Timing requirements have not been met.	Yes	No		SC	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064367	XXX	XXX	XXX	1	1			1			Yes	No		NC	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064365	XXX	XXX	XXX	2	1	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016) - EV2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
COMMENT: 2021/XX/25: No evidence of affiliated business arrangement  list provided in file.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/XX/XX/2016)
										COMMENT: 2021/XX/25: A $XXX HOA dues were not disclosed on the Final CD.	Yes	No		CO	3/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064203	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/18: Guidelines not provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 18.97993%, LTV/CLTV: 58.95197%/58.95197%, Credit Score: 693, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2014 - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/11: Due to missing guidelines.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 18.97993%, LTV/CLTV: 58.95197%/58.95197%, Credit Score: 693, Occupancy: Primary, Purpose: Purchase,
										COMMENT: 2022/XX/11: Guidelines not provided	Yes	Yes	Final HUD1	NY	10/XX/2014	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
275064878	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying housing ratio discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) AUS Findings: Investor qualifying housing ratio discrepancy. COMMENT: 2022/XX/10: Calculated investor qualifying housing ratio of 31.27019% exceeds AUS housing ratio of 31.27000%.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/10: Caused by missing income documentation.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
										COMMENT: 2022/XX/10: Affiliated business arrangement in file signed at closing.	Yes	Yes	Final HUD1	CA	1/XX/2015	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
275064883	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/03/XX/2017) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2017). (Final/XX/XX/2017)
										COMMENT: 2022/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	No		CA	3/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064881	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2013 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2013 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/09: Hazard insurance is $XXX with an additional 50%, appraised value is $XXX

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2013
COMMENT: 2022/XX/09: Verification of employment not required fro previous employment.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2013
COMMENT: 2022/XX/09: Verification of employment not required fro previous employment.	2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/12/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 12/XX/2016 not accurate. (Final/12/XX/2016) - EV2	*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2016). (Final/XX/XX/2016)
COMMENT: 2022/XX/09: Lender credit was applied to non-finance charges first

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on 12/XX/2016 not accurate. (Final/XX/XX/2016)
										COMMENT: 2022/XX/09: Hazard insurance is $XXX. per year, annual taxes are $XXX for a total of $XXX	Yes	No		CA	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064884	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	2	*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200) - EV2	*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2022/XX/10: Notice of Special Flood Hazard Disclosure was provided and signed by borrowers on 3/XX/2018.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/10: Unable to locate valid change of circumstance letter or cure to support an increase in the zero tolerance fee of Lender Credit. Lender credit decreased from $XXX to $XXX on final CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
										COMMENT: 2022/XX/10: Unable to locate valid change of circumstance letter or cure to support an increase in the zero tolerance fee of Loan Discount Points fee Increased from $XXX to $XXX.	Yes	No		NJ	3/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275064983	XXX	XXX	XXX	3	3	*** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. - EV3	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2015	Refinance	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
275064780	XXX	XXX	XXX	2	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	2	*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2021/XX/27: HUD Settlement Cost Booklet was not provided to applicant within three (3) business days.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
										COMMENT: 2021/XX/27: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days.	Yes	Yes	Final HUD1	TN	7/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065148	XXX	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/04: Missing HUD, Application, Approval, Title and Valuation. Only Note and deed available		No	Missing	WI	8/XX/2015	Purchase	UTD	XXX	$XXX
275065084	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/15: Required Fraud report is missing from file.	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/15: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	VA	4/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065086	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2007, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2000 - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2000 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2007 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005 - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) Income documentation requirements not met.
COMMENT: 2022/XX/22: Missing VVOE required for XXX.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005
COMMENT: 2022/XX/22: Missing VVOE dated within 10 business days of the Note date.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2000
COMMENT: 2022/XX/02: Missing VVOE's.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2007
COMMENT: 2022/XX/02: Missing VVOE's.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2005
COMMENT: 2022/XX/02: Missing VVOE's.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902989) - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902988) - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/22: The loan is failing Temp SHQM due to missing the VVOE. Missing credit report required per SHQM requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/22: The loan is failing Temp SHQM due to missing the VVOE. Missing income documentation required to meet SHQM requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902989)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9902988)
COMMENT: 2022/XX/22: Loan is failing QM testing due to missing VVOE, for HARP loan.  Loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
										COMMENT: 2022/XX/22: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Yes	Yes	Final HUD1	CA	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
275065088	XXX	XXX	XXX	1	1			1			Yes	Yes	Final HUD1	DC	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065090	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/15: The AUS is missing from the loan file, unable to determine if conditions were met. *** (OPEN) Missing Document: AUS not provided COMMENT: 2022/XX/14: File is missing final AUS, final 1008 showing AUS approved used for review. *** (OPEN) REO Documents are missing.: Address: XXXX, CA COMMENT: 2022/XX/16: Missing Tax Verification to verify monthly expenses used to qualify.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2015, Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule C) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/15: Missing AUS so loan is waterfalling to Appendix Q.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/15: Missing AUS so loan is waterfalling to Appendix Q.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/15: Missing AUS so loan is waterfalling to Appendix Q.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/15: Disclosure is dated 05/XX/2015 and the initial application date is 05/XX/2015.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/15: The RESPA Homeownership Counseling List dated 5/XX/2015 was not dated within 3 days of the application date of 5/XX/2015.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/15: The RESPA Servicing Disclosure dated 5/XX/2015 was not dated within 3 days of the application date of 5/XX/2015.

*** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule C)
										COMMENT: 2022/XX/15: Missing AUS so loan is waterfalling to Appendix Q.	Yes	Yes	Final HUD1	CA	7/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
275065091	XXX	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) Missing Document: Verification of Identification not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, NY, Address: XXX, NY  EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1995 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1

*** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/22: Asset documentation not provided

*** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.
COMMENT: 2022/XX/22: Insurance verification not provided in the loan file.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/22: Income documentation was not provided in the loan file.

*** (OPEN) Missing Document: Account Statements - Personal not provided
COMMENT: 2022/XX/22: Verification of assets not provided.

*** (OPEN) REO Documents are missing.: Address: XXX, NY, Address: XXXX, NY
COMMENT: 2022/XX/22: Missing verification of PITIA and rental income.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1995
COMMENT: 2022/XX/22: Verification of employment was not provided.	2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2	*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/XX/2015)
COMMENT: 2022/XX/22: Unable to locate verification of the date received in the loan file.

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
										COMMENT: 2022/XX/22: Disclosure not provided for review	No	Yes	Final HUD1	NY	8/XX/2015	Purchase	Investment	XXX	$XXX		N/A	N/A
275065092	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3	2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) - EV2	*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/23: $XXX violation due to increase in Recording Fee.  No evidence of cure.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
										COMMENT: 2022/XX/23: Missing valid COC for the increase of transfer tax. No cure provided on final CD.	Yes	No		MD	5/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065104	XXX	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/03: Hazard insurance amount of $XXX is not enough to cover the loan amount of $XXX and the appraised value was obtained with an appraisal waiver. File is missing documentation from the property insurer to establish their opinion of the property's true replacement cost in order to determine if the amount of coverage is sufficient.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/14: File is missing the required Fraud Report.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
							COMMENT: 2022/XX/03: Subject property value was obtained with a lender stated value dated 08/XX/2017. File is missing a property inspection to verify the subject property was not damaged in the FEMA disaster (XXX) dated 02/XX/2021 through 02/XX/2021, or attestation and evidence that lender provided rep and warranty that the subject property was not damaged.	1			Yes	No		TX	8/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065107	XXX	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, CA EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.73105% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .73105%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75244) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Signing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75187) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/15: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.73105% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .73105%).
COMMENT: 2022/XX/15: Points and Fees on subject loan of 3.73105% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .73105%).

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/15: Recording Fee of $XXX was not disclosed on Loan Estimate.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326)
COMMENT: 2022/XX/16: Loan Originator Compensation Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
COMMENT: 2022/XX/15: Title - Settlement Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75244)
COMMENT: 2022/XX/15: Title - Lenders Coverage Premium Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Signing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75200)
COMMENT: 2022/XX/15: Title - Signing Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
COMMENT: 2022/XX/15: Title - Recording Service Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)
										COMMENT: 2022/XX/15: Title - Courier Fee of $XXX was not disclosed on Loan Estimate. Insufficient or no cure was provided to the borrower.	Yes	No		CA	3/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275065109	XXX	XXX	XXX	3	1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00745% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .00745%). - EV3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/15: Subject loan does not meet the requirements of Temporary SHQM (GSE/Agency Eligible) due to failing the QM points and fees test.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00745% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .00745%).
										COMMENT: 2022/XX/15: Qualified Mortgage: Points and Fees for subject loan of 4.04821% exceed the 3.00% allowable maximum of the Federal total loan amount of $XXX, and points and fees totaling $XXX exceed the allowable maximum of $XXX, which is an overage of $XXX or 1.04821%.	Yes	No		CA	8/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275065089	XXX	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Security Instrument is not signed by borrower(s). - EV3 *** (OPEN) The Note has not been signed by the borrower(s). - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV1	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2020/XX/15: The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2020/XX/15: PIW was not located in the file	2	*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2	*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
										COMMENT: 2020/XX/15: Note not signed	Yes	Yes	Final HUD1	NJ	2/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275063790	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

									*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	Yes	Final HUD1	AR	10/XX/2006	Refinance	Primary	XXX	$XXX
275064031	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NC	1/XX/2007	Refinance	Primary	XXX	$XXX
275064058	XXX	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2		Yes	Yes	Final HUD1	NC	12/XX/2005	Purchase	Primary	XXX	$XXX
275064053	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	No	Missing	MI	12/XX/2002	Purchase	Primary	XXX	$XXX
275064065	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	GA	2/XX/2007	Purchase	Primary	XXX	$XXX
275064064	XXX	XXX	XXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/16: Itemization of amount financed did not disclose the closing service letter of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	PA	7/XX/2001	Refinance	Primary	XXX	$XXX
275064171	XXX	XXX	XXX	2	2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	MA	8/XX/2007	Refinance	Primary	XXX	$XXX
275064157	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2		Yes	Yes	Estimated HUD1	CT	12/XX/2007	Refinance	Primary	XXX	$XXX
275064303	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. - EV2		Yes	Yes	Final HUD1	NY	5/XX/2006	Purchase	Primary	XXX	$XXX
275064301	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	CA	8/XX/2004	Refinance	Investment	XXX	$XXX
275064331	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML) Federal Higher-Priced Mortgage Loan (Stated APR Exceeds HPML Threshold): Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.16814% or Final Disclosure APR of 10.17000% is in excess of allowable threshold of APOR 3.39% + 1.5%, or 4.89000%.  Compliant Higher Priced Loan. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Completed Loan Application Not  Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.  Borrower was not provided copy of Application 1 day prior to closing. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV2

*** (CURED) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.92982% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 0.92982%.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities. - EV2	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
COMMENT: 2016/XX/10: Missing Final Title Policy

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
										COMMENT: 2016/XX/03: Loan Originator Organization not licensed in Texas	Yes	Yes	Final HUD1	TX	12/XX/2011	Refinance	Primary	XXX	$XXX
275064433	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	No	HELOC Agreement	NC	5/XX/2006	Refinance	Primary	XXX	$XXX
275064620	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.	No	Yes	Final HUD1	OH	9/XX/2004	Purchase	Primary	XXX	$XXX
275064609	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2007	Purchase	Primary	XXX	$XXX
275064635	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	GA	5/XX/2007	Purchase	Primary	XXX	$XXX
275064629	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		1			Yes	Yes	Final HUD1	WI	11/XX/2003	Refinance	Primary	XXX	$XXX
275064642	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. - EV2		Yes	Yes	Final HUD1	NE	2/XX/2007	Refinance	Primary	XXX	$XXX
275064625	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1998. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NC	1/XX/1999	Refinance	Primary	XXX	$XXX
275064666	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	IN	9/XX/2005	Refinance	Primary	XXX	$XXX
275064650	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001. - EV2		Yes	Yes	Final HUD1	NC	9/XX/2001	Purchase	Primary	XXX	$XXX
275064675	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2		Yes	Yes	Final HUD1	WV	12/XX/2003	Refinance	Primary	XXX	$XXX
275064686	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	RI	2/XX/2007	Refinance	Primary	XXX	$XXX
275064705	XXX	XXX	XXX	2	2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	VA	12/XX/2006	Refinance	Primary	XXX	$XXX
275064591	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		No	Yes	Final HUD1	IL	10/XX/2010	Purchase	Primary	XXX	$XXX
275064349	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CO	7/XX/2007	Refinance	Primary	XXX	$XXX
275064347	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	HUD1, not signed or stamped	RI	12/XX/2006	Purchase	Primary	XXX	$XXX
275064348	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	12/XX/2006	Purchase	Primary	XXX	$XXX
275064720	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Flood Certificate not provided - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		Yes	Yes	Final HUD1	DE	5/XX/2007	Refinance	Primary	XXX	$XXX
275064726	XXX	XXX	XXX	1	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	1	*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file
										COMMENT: 2020/XX/08: Status is Missing. File does not include documentation for the subject loan. File contains servicing documentation but does not contain legal or compliance documents for the subject.	Yes	Yes	Final HUD1	NH	8/XX/2008	Refinance	Primary	XXX	$XXX
275064835	XXX	XXX	XXX	2	*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2007	Purchase	Primary	XXX	$XXX
275064903	XXX	XXX	XXX	2	2	*** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

									*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2		Yes	Yes	Final HUD1	CA	5/XX/2005	Refinance	Primary	XXX	$XXX
275064894	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	No	Missing	FL	10/XX/2005	Refinance	Primary	XXX	$XXX
275064892	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1996 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		No	Yes	Final HUD1	PA	9/XX/1996	Purchase	UTD	XXX	$XXX
275064858	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/12: TIL itemization did not disclose the settlement fee of $XXX or the courier fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	IL	12/XX/1998	Refinance	Primary	XXX	$XXX
275064868	XXX	XXX	XXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Prepayment Penalty Discrepancy - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	10/XX/2007	Refinance	Primary	XXX	$XXX
275064895	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2		No	No	HELOC Agreement	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
275064896	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	HELOC Agreement	CA	8/XX/2004	Refinance	UTD	XXX	$XXX
275064900	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		No	Yes	HELOC Agreement	CA	8/XX/2008	Refinance	Second Home	XXX	$XXX
275064993	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2		Yes	Yes	Final HUD1	TN	1/XX/2004	Refinance	Primary	XXX	$XXX
275064998	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MI	12/XX/2002	Refinance	Primary	XXX	$XXX
275065118	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	PA	6/XX/2006	Refinance	Primary	XXX	$XXX
275065125	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) California Primary Residence Late Charge Percent Testing: California Late Charge: Note late charge of 10.00000% exceeds state maximum of 6% or $XXX whichever is greater. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

									*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1	*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/19: File only contains Mortgage and Title Policy. Compliance testing not completed.	Yes	No	Missing	CA	8/XX/2001	Refinance	UTD	XXX	$XXX
275065157	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

									*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1		Yes	Yes	Final HUD1	FL	1/XX/2004	Refinance	Primary	XXX	$XXX
275065216	XXX	XXX	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	MI	2/XX/2001	Refinance	Primary	XXX	$XXX
275064771	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2		Yes	Yes	Final HUD1	TX	10/XX/2012	Purchase	Primary	XXX	$XXX
275064744	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/14: Unable to determine under disclosure due to missing Itemization of amount financed and Under disclosure is due to the lender’s TIL reflecting MI being in force for 55 months, however based on the loan amount and appraised value the MI would be in force for 56 months.	Yes	Yes	Final HUD1	PA	11/XX/2004	Refinance	Primary	XXX	$XXX
275064736	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	VA	6/XX/1998	Refinance	Primary	XXX	$XXX
275064737	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	ID	8/XX/1998	UTD	Primary	XXX	$XXX
275064735	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			Yes	Yes	Final HUD1	NJ	2/XX/2004	Refinance	Primary	XXX	$XXX
275065224	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	OH	6/XX/2007	Purchase	Primary	XXX	$XXX
275065232	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	PA	10/XX/2012	Purchase	Primary	XXX	$XXX
275065286	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
275065290	XXX	XXX	XXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1978 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1978 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	FL	12/XX/1978	Purchase	UTD	XXX	$XXX
275065194	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	TX	11/XX/1999	Purchase	Primary	XXX	$XXX
275065111	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.37700% is underdisclosed from calculated APR of 6.74047% outside of 0.125% tolerance. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/18: It appears the Lender utilized an index value lower than 4.0108%, the lowest index available in the lookback period.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.37700% is underdisclosed from calculated APR of 6.74047% outside of 0.125% tolerance.
										COMMENT: 2019/XX/18: It appears the Lender utilized an index value lower than 4.0108%, the lowest index available in the lookback period.	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
275065219	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	IL	2/XX/2007	Refinance	Primary	XXX	$XXX
275065156	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. - EV2		No	Yes	Final HUD1	AL	12/XX/2006	Purchase	Primary	XXX	$XXX
275065128	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/10: Lenders Final TIL represents 120 monthly payments of MI at initial rate and additional 28 monthly payments of MI at lower 0.20% rate. Whereas audited finance charge reflects 148 monthly payments of MI at initial rate as reflected on mortgage insurance certificate in file.	No	Yes	Final HUD1	TN	12/XX/2004	Purchase	Primary	XXX	$XXX
275065169	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.06737% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.06737%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2018/XX/27: TIL Itemization did not disclose the Tax cert fee of $XXX or the e-mail fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	PA	4/XX/2006	Refinance	Primary	XXX	$XXX
275065206	XXX	XXX	XXX	3	*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Valuation: COMMENT: 2020/XX/27: Appraisal not provided	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2020/XX/27: File contains only a security instrument and post closing documenation.		No	Missing	NC	9/XX/2001			XXX	$XXX
275065165	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/02: The TIL itemization did not disclose a notice of settlement fee of $XXX or tax cert fee of $XXX as prepaid finance charges.	Yes	Yes	Final HUD1	NJ	12/XX/2006	Refinance	Primary	XXX	$XXX
275065218	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
										COMMENT: 2018/XX/20: PPP Expired. Prepayment charge not allowed per MI state - max prepayment charge for loan is 1% - note states 3%. Lender is XXX.	No	Yes	Final HUD1	MI	1/XX/2005	Purchase	Primary	XXX	$XXX
275065115	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2		Yes	Yes	Final HUD1	MA	6/XX/2007	Refinance	Primary	XXX	$XXX
275065138	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NJ	3/XX/2008	Refinance	Primary	XXX	$XXX
275065150	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

									*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 5/XX/2005 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. - EV2		Yes	Yes	Final HUD1	GA	6/XX/2005	Refinance	Primary	XXX	$XXX
275065144	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2008	Refinance	Primary	XXX	$XXX
275065222	XXX	XXX	XXX	2	2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

									*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2		Yes	Yes	Final HUD1	MA	6/XX/2012	Refinance	Primary	XXX	$XXX
275065161	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		Yes	Yes	Final HUD1	AR	4/XX/2010	Refinance	Primary	XXX	$XXX
275065130	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/21: TIL itemization did not disclosure a service fee of $XXX a closing protection letter fee of $XXX or a courier fee of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	LA	4/XX/2013	Refinance	Primary	XXX	$XXX
275065220	XXX	XXX	XXX	2	*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.16000% is underdisclosed from calculated APR of 10.85869% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 5.00000%, 5.00000%, 5.00000%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/01: Under Disclosure appears to be due to payment stream and Note being an FLI payment stream	No	Yes	Final HUD1	MS	9/XX/1997	Purchase	Primary	XXX	$XXX
275065315	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
275065231	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/08: Approval indicates the Index used was 2.78%. The lowest Index available within the look-back period is 2.97%.	Yes	Yes	Final HUD1	VA	10/XX/2005	Refinance	Primary	XXX	$XXX
275065236	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			No	Yes	Final HUD1	KS	11/XX/2003	Purchase	Primary	XXX	$XXX
275065254	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	GA	2/XX/2007	Refinance	Primary	XXX	$XXX
275065248	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	AZ	11/XX/2003	Purchase	Primary	XXX	$XXX
275065246	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NC	5/XX/2002	Purchase	Primary	XXX	$XXX
275065242	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	TX	8/XX/2000	Purchase	Primary	XXX	$XXX
275065240	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/27: TIL Itemization did not disclose the admin fee of $XXX assignment recording fee of $XXX flood cert fee of $XXX or the settlement fee of $XXX as prepaid finance charges. Itemization disclosed the prepaid interest as $XXX and audit disclosed $XXX.	No	Yes	Final HUD1	ID	10/XX/1993	Refinance	Primary	XXX	$XXX
275065247	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	CO	7/XX/2002	Refinance	Primary	XXX	$XXX
275065267	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Final HUD1	AR	1/XX/2008	Purchase	Primary	XXX	$XXX
275065241	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/07: Unable to determine the fee under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	MN	6/XX/1998	Refinance	Primary	XXX	$XXX
275065245	XXX	XXX	XXX	2	2	*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	GA	12/XX/2001	Refinance	Primary	XXX	$XXX
275065243	XXX	XXX	XXX	2				2	*** (OPEN) Initial TIL not provided - EV2		No	Yes	Final HUD1	PA	11/XX/2000	Purchase	Primary	XXX	$XXX
275065251	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	FL	4/XX/2005	UTD	UTD	XXX	$XXX
275065283	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV1		Yes	No	Missing	AZ	1/XX/2004	Refinance	Primary	XXX	$XXX
275065272	XXX	XXX	XXX	2	2	*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	IL	9/XX/2005	Purchase	Primary	XXX	$XXX
275065271	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	*** (OPEN) Missing Document: Missing Final 1003 COMMENT: 2018/XX/05: missing final 1003	2	*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NY	6/XX/2005	Refinance	Primary	XXX	$XXX
275065275	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	WA	7/XX/2005	Refinance	Primary	XXX	$XXX
275065280	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream. - EV2	*** (OPEN) Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.
										COMMENT: 2019/XX/30: Final TiL does not reflect an adjustable payment stream as disclosed on the Note.	No	Yes	Final HUD1	OR	5/XX/2003	Purchase	Primary	XXX	$XXX
275065305	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2		Yes	Yes	Final HUD1	FL	9/XX/2006	Refinance	Primary	XXX	$XXX
275065299	XXX	XXX	XXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	HUD1, not signed or stamped	NH	10/XX/2005	Refinance	Primary	XXX	$XXX
275065303	XXX	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		No	Yes	Final HUD1	MI	11/XX/2005	Purchase	Primary	XXX	$XXX
275065307	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		No	Yes	Final HUD1	MN	8/XX/2011	Purchase	Primary	XXX	$XXX
275065233	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	FL	9/XX/2006	Refinance	Primary	XXX	$XXX
275065016	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/14: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	NJ	7/XX/2002	Refinance	Primary	XXX	$XXX
275065017	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	WA	8/XX/2002	Purchase	Investment	XXX	$XXX
275065019	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	NC	9/XX/2002	Refinance	Primary	XXX	$XXX
275065021	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	CO	2/XX/2003	Refinance	Primary	XXX	$XXX
275065023	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	6/XX/2003	Purchase	Primary	XXX	$XXX
275065026	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/07: TIL Itemization did not disclose the subordination recording fee of $XXX as prepaid finance charge.	Yes	Yes	Final HUD1	NY	11/XX/2003	Refinance	Primary	XXX	$XXX
275065027	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2		Yes	Yes	Final HUD1	TN	11/XX/2003	Refinance	Primary	XXX	$XXX
275065029	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	OK	2/XX/2004	Refinance	Primary	XXX	$XXX
275065030	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	FL	3/XX/2004	Purchase	Primary	XXX	$XXX
275065031	XXX	XXX	XXX	2				2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2		Yes	Yes	Final HUD1	CO	5/XX/2004	Refinance	Primary	XXX	$XXX
275065035	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	RI	6/XX/2005	Refinance	Primary	XXX	$XXX
275065036	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		Yes	Yes	Final HUD1	KY	11/XX/2005	Refinance	Primary	XXX	$XXX
275065039	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	IL	8/XX/2005	Refinance	Primary	XXX	$XXX
275065042	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	TX	3/XX/2006	Refinance	Primary	XXX	$XXX
275065043	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NC	5/XX/2006	Purchase	Primary	XXX	$XXX
275065044	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	TX	6/XX/2006	Purchase	Primary	XXX	$XXX
275065048	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NC	4/XX/2007	Refinance	Primary	XXX	$XXX
275065055	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2007 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/08: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
										but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NY	10/XX/2007	Purchase	Primary	XXX	$XXX
275065057	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/10: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
										COMMENT: 2022/XX/10: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	TX	2/XX/2007	Purchase	Primary	XXX	$XXX
275065058	XXX	XXX	XXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2		Yes	Yes	Final HUD1	SC	12/XX/2007	Refinance	Primary	XXX	$XXX
275065061	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	KY	8/XX/2008	Refinance	Primary	XXX	$XXX
275065003	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2		No	Yes	Final HUD1	MA	9/XX/2009	Refinance	Investment	XXX	$XXX
275065066	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.42700% is underdisclosed from calculated APR of 4.61617% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/13: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	TX	2/XX/2011	Refinance	Primary	XXX	$XXX
275065068	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2		No	Yes	Final HUD1	CA	8/XX/2011	Refinance	Investment	XXX	$XXX
275065070	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	MA	1/XX/2012	Refinance	Primary	XXX	$XXX
275065069	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	NY	1/XX/2012	Refinance	Primary	XXX	$XXX
275065071	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	MD	2/XX/2012	Refinance	Primary	XXX	$XXX
275065072	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	CA	11/XX/2012	Refinance	Primary	XXX	$XXX
275065079	XXX	XXX	XXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2		Yes	Yes	Final HUD1	TX	9/XX/2013	Refinance	Primary	XXX	$XXX
275065080	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	11/XX/2013	Refinance	Investment	XXX	$XXX
275065081	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NY	1/XX/2014	Refinance	Primary	XXX	$XXX
275065082	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	CA	1/XX/2014	Refinance	Primary	XXX	$XXX
275065102	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	IL	10/XX/2013	Refinance	Primary	XXX	$XXX
275065005	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2019/XX/25: TIL itemization did not disclose a $XXX assignment recording fee and a $XXX courier fee as prepaid finance charge.	Yes	Yes	Final HUD1	NJ	7/XX/2002	Refinance	Primary	XXX	$XXX
275065024	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2020/XX/03: The Itemization of Amount Financed does not include the $XXX Courier fee in the Prepaid Finance Charges.	Yes	Yes	Final HUD1	CO	7/XX/2003	Refinance	Primary	XXX	$XXX
275065056	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2007 - EV3	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
275065034	XXX	XXX	XXX	2	2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	VA	4/XX/2005	Refinance	Primary	XXX	$XXX
275065041	XXX	XXX	XXX	1				1			No	Yes	Final HUD1	ND	1/XX/2006	Purchase	Primary	XXX	$XXX
275065097	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		No	Yes	Final HUD1	MI	4/XX/2006	Purchase	Primary	XXX	$XXX
275065020	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	OK	12/XX/2002	Refinance	Primary	XXX	$XXX
275065006	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	MO	11/XX/1997	Purchase	Primary	XXX	$XXX
275065064	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2		Yes	Yes	Final HUD1	PA	5/XX/2009	Refinance	Primary	XXX	$XXX
275065018	XXX	XXX	XXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	No	Missing	TX	9/XX/2002	Purchase	Primary	XXX	$XXX
275065051	XXX	XXX	XXX	2	2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	GA	7/XX/2007	Refinance	Primary	XXX	$XXX
275065094	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	2/XX/2003	Purchase	Primary	XXX	$XXX
275065065	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	FL	12/XX/2010	Refinance	Primary	XXX	$XXX
275065002	XXX	XXX	XXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX). - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	No	Missing	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
275065096	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	FL	7/XX/2004	Purchase	Primary	XXX	$XXX
275065347	XXX	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: 2619.00 - EV2	*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/14: Missing Final CD/HUD-1 from sale of departing primary residence which would provide additional assets needed. The sales proceeds of $XXX was submitted for DU Approval as verified assets for funds to close.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2022/XX/14: Missing Final CD/HUD-1 from sale of departing primary residence which would provide additional assets needed. The sales proceeds of $XXX was submitted for DU Approval as verified assets for funds to close.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/14: DU approval requirements for Assets and public record are not met.

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: 2619.00
COMMENT: 2022/XX/14: Borrower's credit report reflects an open judgment in the amount of $XXX. Evidence the judgment has been paid in full prior to or at closing as required per DU Approval is not provided.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10645964) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520) - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/14: Waterfall exception  due to DU approval conditions not met. Asset and public record conditions are not met.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/14: Waterfall exception  due to DU approval conditions not met. Asset and public record conditions are not met.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/10645964)
COMMENT: 2022/XX/14: Waterfall exception  due to DU approval conditions not met. Asset and public record conditions are not met.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/27: Seller paid transfer tax reflected on the Seller CD was not previously disclosed.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
										COMMENT: 2022/XX/27: Evidence of valid CoC or sufficient cure for increased credit report fee 124.71 from baseline $XXX is not provided. A cure of $XXX was provided on final CD.	Yes	No		MI	11/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
275065328	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016). (Final/07/XX/2016) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/17: Missing a copy of the signed and dated initial 1003.

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/17: Missing a copy of the signed and dated initial 1003.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/17: Missing a copy of the signed and dated initial 1003.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016). (Final/07/XX/2016)
COMMENT: 2022/XX/31: Final Closing Disclosure reflects Finance Charge of $XXX, less than calculated Finance Charge is $XXX by $XXX.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
										COMMENT: 2022/XX/27: Missing a signed and dated initial 1003.	Yes	No		CA	7/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065331	XXX	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/26: Lender included $XXX "other" income to qualify, verified as grossed up parsonage from employer. Letter from borrower states parsonage increased to from $XXX a month to $XXX in 2018, however paystub in file still reflects $XXX. File contains no third party verification of increase other than letter from the borrower, therefore $XXX or $XXX grossed up.	1			No	No		IL	1/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
275065346	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7525) - EV2	*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7525)
										COMMENT: 2022/XX/23: No COC or cure was provided to the borrower for tolerance overages	Yes	No		MO	9/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065335	XXX	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Missing Document: Note - Subordinate Lien not provided COMMENT: 2022/XX/20: Missing subordinate lien documentation along with subordination agreement.	2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2015, prior to three (3) business days from transaction date of 12/XX/2015. - EV2

									*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV1		Yes	No		TX	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065337	XXX	XXX	XXX	2	2	*** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Missing Document: Donor Check not provided - EV2 *** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV2	*** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/27: Due to the missing source of gift funds	2	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1	*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/19: Loan designation was restated by client.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/27: The loan discount fee in the amount of $XXX exceeds the zero percent tolerance with no cure provided to the borrower at the time of closing

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
										COMMENT: 2023/XX/19: Due to the missing source of gift funds	Yes	No		MO	10/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
275065344	XXX	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/26: The file does not contain an AUS to indicate the required conditions.	3	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/Pension) - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/XXX) - EV3

*** (OPEN) XXX Documentation: Qualified Mortgage (Dodd-Frank 2014): XXX income documentation insufficient. (XXX XXX/XXX) - EV3

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2	*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/26: This exception will clear when other exceptions are cleared.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/26: The Initial Loan application is missing.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
										COMMENT: 2022/XX/26: The Initial Loan application is missing.	Yes	Yes	Final HUD1	DC	6/XX/2014	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
275065342	XXX	XXX	XXX	2	2	*** (OPEN) RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		No	Yes	Final HUD1	MN	2/XX/2012	Purchase	Primary	XXX	$XXX
275065340	XXX	XXX	XXX	2	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	VA	10/XX/2004	Refinance	Primary	XXX	$XXX
275065345	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006. - EV2		Yes	Yes	Final HUD1	PA	7/XX/2006	Refinance	Primary	XXX	$XXX
275065341	XXX	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	1/XX/2011	Refinance	Investment	XXX	$XXX
275065333	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
275065334	XXX	XXX	XXX	2	*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 12/XX/2001 - EV2	2	*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002. - EV2		Yes	Yes	Final HUD1	CA	3/XX/2002	Refinance	Primary	XXX	$XXX
275065336	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing Itemization of Amount Financed.	No	Yes	Final HUD1	OR	6/XX/2003	Purchase	Primary	XXX	$XXX
275065338	XXX	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2004 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			Yes	Yes	Final HUD1	CA	3/XX/2004	Purchase	Primary	XXX	$XXX
275065329	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) HUD form type is Post-2010, GFE form type is Pre-2010  and creditor application date is before January 1, 2010. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2022/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	NY	1/XX/2010	Refinance	Primary	XXX	$XXX
275065330	XXX	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	VA	3/XX/2011	Refinance	Primary	XXX	$XXX
275065339	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2011 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	VA	7/XX/2011	Refinance	Primary	XXX	$XXX
275065327	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2011 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	CT	5/XX/2011	Refinance	Primary	XXX	$XXX
275065343	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Credit Report not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2019/XX/02: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Yes	Yes	Final HUD1	VA	7/XX/2010	Refinance	Primary	XXX	$XXX
275065332	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

									*** (OPEN) RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	CT	1/XX/2013	Refinance	Primary	XXX	$XXX
275065350	XXX	XXX	XXX	2	1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2016, prior to three (3) business days from transaction date of 02/XX/2016. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506) - EV2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2016)
COMMENT: 2023/XX/09: CD's not signed.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
										COMMENT: 2023/XX/09: The appraisal fee changed increased from $XXX on the initial Loan Estimate to $XXX on the final Loan Estimate and a valid change of circumstance or cure was not provided.	Yes	No		WA	2/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065348	XXX	XXX	XXX	2	1	2	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1	*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/XX/2019)
										COMMENT: 2023/XX/13: Evidence of earlier borrower receipt was not found in file.	Yes	No		CO	3/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
275065349	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2		Yes	Yes	Final HUD1	NC	1/XX/2013	Refinance	Primary	XXX	$XXX
275065351	XXX	XXX	XXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	6/XX/2005	Purchase	Primary	XXX	$XXX
275065352	XXX	XXX	XXX	1				1			Yes	Yes	Final HUD1	NJ	12/XX/2004	Purchase	Primary	XXX	$XXX
275065362	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

									*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2		Yes	Yes	HELOC Agreement	NY	9/XX/2003	Refinance	Primary	XXX	$XXX
275065361	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

									*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1		Yes	Yes	Final HUD1	MD	3/XX/2008	Refinance	Primary	XXX	$XXX
275065360	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	FL	1/XX/2008	Purchase	Primary	XXX	$XXX
275065357	XXX	XXX	XXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2023/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	IL	9/XX/2002	Refinance	Primary	XXX	$XXX
275065359	XXX	XXX	XXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2023/XX/11: Unable to determine under disclosure due to missing Itemization of amount financed	Yes	Yes	Final HUD1	NJ	8/XX/2003	Refinance	Primary	XXX	$XXX
275065356	XXX	XXX	XXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	LA	10/XX/2013	Refinance	Primary	XXX	$XXX
275065358	XXX	XXX	XXX	2				2	*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2009	Refinance	Primary	XXX	$XXX
275065355	XXX	XXX	XXX	2	*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3	2	*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

									*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2		Yes	Yes	Final HUD1	MI	4/XX/2012	Refinance	Primary	XXX	$XXX
275065522	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	Yes	Final HUD1	CA	4/XX/2007	Purchase	Primary	Countrywide Bank, FSB.	$XXXX
275063626	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 4/XX/2006 12:00:00 AM. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	Yes	Final HUD1	ME	4/XX/2006	Refinance	UTD	Beneficial Maine Inc.	$XXXX
275063693	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	MS	7/XX/1999	Refinance	UTD	HomeSense Financial Corp.	$XXXX
275063767	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2

									*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		Yes	Yes	Final HUD1	TN	10/XX/2002	Refinance	Primary	Oakmont Mortgage Company, Inc., A California Corporation	$XXXX
275063787	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	CA	6/XX/2006	Refinance	UTD	JPMorgan Chase Bank, N.A.	$XXXX
275063797	XXX	XXX	XXXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/28: File is missing HUD, Note or TIL required to run compliance.		No
275063798	XXX	XXX	XXXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/28: File is missing HUD, Note or TIL required to run compliance.		No
275063799	XXX	XXX	XXXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/28: File is missing HUD, Note or TIL required to run compliance.		No
275063801	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	PA	5/XX/2005	Refinance	UTD	Decision One Mortgage Company, LLC.	$XXXX
275063808	XXX	XXX	XXXX	1				1			Yes	Yes	Final HUD1	IL	7/XX/2007	Refinance	Primary	Countrywide Home Loans, Inc.	$XXXX
275063809	XXX	XXX	XXXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Connecticut Prepaid Finance Charge: Connecticut Abusive Home Loan Lending Practices Act: Prepaid Finance Charge Fees of $XXX exceed the greater of $XXX or $XXX. - EV3

*** (OPEN) Connecticut Prepayment Penalty- Graduated Payment Loans: Connecticut Prepayment Penalty: A prepayment penalty is not permissible on graduated payment loans.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006 12:00:00 AM. - EV2		Yes	Yes	Final HUD1	CT	12/XX/2006	Refinance	Primary	Beneficial Mortgage Co. of Connecticut	$XXXX
275063816	XXX	XXX	XXXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2001 used as disbursement date for compliance testing. - EV2		No	Yes	Final HUD1	FL	11/XX/2001	Refinance	Investment	GMAC Mortgage Corporation	$XXXX
275063817	XXX	XXX	XXXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.75000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	NY	10/XX/2006	Refinance	UTD	Champion Mortgage, A Division of Keybank National Association	$XXXX
275063818	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 4/XX/2008 12:00:00 AM. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2008	Refinance	Primary	Wells Fargo Financial Credit Services New York, Inc	$XXXX
275063820	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	GA	11/XX/2007	UTD	UTD	Solstice Capital Group Inc., A California Corporation	$XXXX
275063821	XXX	XXX	XXXX	3	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Title Co. Closing Statement	CA	12/XX/2005	Refinance	Primary	XXX, FA	$XXXX
275063822	XXX	XXX	XXXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/26: Prepaid interest in the amount of $XXX per final HUD is not included in prepaid finance charges per TIL Itemization.	No	Yes	Final HUD1	CA	3/XX/2005	Purchase	Second Home	XXX, FA	$XXXX
275063825	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	SC	1/XX/2000	Refinance	UTD	Household Finance Corporation II	$XXXX
275063827	XXX	XXX	XXXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 9.12500% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	NY	8/XX/2006	Refinance	Primary	Champion Mortgage, A Division Of Keybank National Association.	$XXXX
275063828	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 9/XX/2006 12:00:00 AM. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	Yes	Final HUD1	NY	9/XX/2006	Refinance	UTD	Household Finance Realty Corporation of New York	$XXXX
275063829	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2004	Refinance	Primary	Argent Mortgage Company, LLC.	$XXXX
275063830	XXX	XXX	XXXX	3	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions). Testing is incomplete. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	NY	10/XX/2004	Purchase	UTD	M&T Mortgage Corporation	$XXXX
275063831	XXX	XXX	XXXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: TIL itemization did not disclose an attorney fee of $XXX an escrow service fee of $XXX a flood cert fee of $XXX and a tax cert fee of $XXX as prepaid finance charges. The TIL Itemization disclosed hazard insurance premium of $XXX which is not reflected on the hud as a prepaid discount fee.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/26: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
										not signed or dated by borrower so cannot confirm that borrower received.	Yes	Yes	Final HUD1	NY	10/XX/2009	Purchase	Primary	XXX N.A.	$XXXX
275063832	XXX	XXX	XXXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	HUD1, not signed or stamped	NY	3/XX/2004	Refinance	Primary	Argent Mortgage Company, LLC.	$XXXX
275063833	XXX	XXX	XXXX	1		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		1			Yes	Yes	Final HUD1	NY	7/XX/2005	Refinance	Primary	Alliance Mortgage Banking Corp	$XXXX
275063834	XXX	XXX	XXXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/26: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Yes	Yes	Final HUD1	NY	1/XX/2008	Refinance	Primary	Somerset Investors Corp., A New York Corporation	$XXXX
275063835	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	NY	9/XX/2007	Purchase	Primary	Countrywide Bank, FSB.	$XXXX
275063836	XXX	XXX	XXXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2	*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
										COMMENT: 2024/XX/26: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Yes	Yes	Final HUD1	NY	4/XX/2010	Refinance	Primary	Wells Fargo Bank, N.A .	$XXXX
275063837	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	GMAC Mortgage, LLC DBA Ditech	$XXXX
275063838	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007 12:00:00 AM. - EV2		Yes	Yes	Final HUD1	NY	10/XX/2007	Refinance	Primary	Household Finance Realty Corporation of New York	$XXXX
275063839	XXX	XXX	XXXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2		No	Yes	Final HUD1	NY	12/XX/2003	Purchase	Primary	BNY Mortgage Company, LLC	$XXXX
275063846	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		No	Yes	Final HUD1	NY	1/XX/2005	Purchase	Primary	America's Wholesale Lender	$XXXX
275063848	XXX	XXX	XXXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		Yes	Yes	Final HUD1	NY	9/XX/2004	Refinance	Primary	Household Finance Realty Corporation of New York	$XXXX
275063849	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	NY	1/XX/2008	Refinance	Primary	XXX, FA	$XXXX
275063911	XXX	XXX	XXXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	HUD1, not signed or stamped	CA	8/XX/2005	Refinance	Primary	Downey Savings and Loan Association, F.A.	$XXXX
275063994	XXX	XXX	XXXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV1		2	*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2		Yes	Yes	Final HUD1	IL	4/XX/2003	Refinance	Primary	EFS Bank	$XXXX
275064042	XXX	XXX	XXXX	2	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 4/XX/2004 12:00:00 AM. - EV2		No	No	HELOC Agreement	PA	4/XX/2004	Refinance	Primary	Fleet Bank	$XXXX
275064221	XXX	XXX	XXXX	3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):   The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value. - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	TX	7/XX/2007	Refinance	Primary	Nationstar Mortgage LLC	$XXXX
275064222	XXX	XXX	XXXX	3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

									*** (OPEN) RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	Yes	Final HUD1	TX	8/XX/2007	Refinance	Primary	Nationstar Mortgage LLC	$XXXX
275064300	XXX	XXX	XXXX	2	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	MS	8/XX/2007	Refinance	Primary	Liberty Mortgage Corporation	$XXXX
275064302	XXX	XXX	XXXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/26: The itemization does not reflect a recording service fee of $XXX.	Yes	Yes	Final HUD1	GA	12/XX/2005	Refinance	Primary	Taylor, Bean & Whitaker Mortgage Corp	$XXXX
275064595	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina HELOC Prepayment Penalty: North Carolina Prepayment Penalty: A prepayment penalty is not permissible on a HELOC.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/1999, prior to three (3) business days from transaction date of 8/XX/1999 12:00:00 AM. - EV2		No	Yes	Final HUD1	NC	8/XX/1999	Refinance	Primary	Beneficial Mortgage Co of North Carolina	$XXXX
275064598	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2000, prior to three (3) business days from transaction date of 12/XX/2000 12:00:00 AM. - EV2		Yes	Yes	Final HUD1	AL	12/XX/2000	Refinance	Primary	American General Finance Inc an Alabama Corp	$XXXX
275064599	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Calculated P&I was used for the APR calculation and compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007 12:00:00 AM. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Yes	Yes	Final HUD1	IL	9/XX/2007	Refinance	Primary	Household Finance Corporation III	$XXXX
275064621	XXX	XXX	XXXX	2				2	*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2		Yes	Yes	Final HUD1	MO	9/XX/2003	Refinance	Primary	Full Spectrum Lending, Inc.	$XXXX
275064649	XXX	XXX	XXXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/29: Missing Note stating terms of loan, HUD and TIL from loan file.		No	Missing	AZ	11/XX/1995	Refinance	UTD	Jim Walter Homes, Inc.	$XXXX
275064655	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/26: TIL Itemization did not disclose the email fee of $XXX processing fee of $XXX or the recording fee of $XXX as prepaid finance charges.	No	Yes	Final HUD1	MI	11/XX/2004	Purchase	Primary	Michigan Fidelity Acceptance Corp dba Franklin Mortgage Funding	$XXXX
275064657	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	SC	3/XX/2004	Refinance	Primary	First Independent Mortgage Company, A Washington Corporation	$XXXX
275064660	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	FL	1/XX/2004	Purchase	Primary	Argent Mortgage Company, LLC.	$XXXX
275064662	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	Yes	Final HUD1	FL	7/XX/2001	Purchase	UTD	Cimarron Mortgage Company DBA/The Mortgage Warehouse	$XXXX
275064667	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 5/XX/2005 12:00:00 AM. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/26: Unable to determine reason for under disclosure. Prepaid finance charge per final HUD is $XXX and per TIL Itemization is $XXX.	Yes	Yes	Final HUD1	IN	5/XX/2005	Refinance	Primary	Wells Fargo Financial Indiana, Inc.	$XXXX
275064673	XXX	XXX	XXXX	3	*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 13.49000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	IL	11/XX/2005	Refinance	UTD	Decision One Mortgage Company, LLC	$XXXX
275064674	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	TX	4/XX/2005	Refinance	UTD	Centex Home Equity Company, LLC	$XXXX
275064908	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TN	8/XX/2003	Refinance	Primary	Option One Mortgage Corporation, a California Corporation	$XXXX
275064912	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	VA	9/XX/2003	Refinance	Primary	Option One Mortgage Corporation, a California Corporation	$XXXX
275064916	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004 used as disbursement date for compliance testing. - EV2		No	Yes	Final HUD1	MO	4/XX/2004	Purchase	Primary	Novastar Home Mortgage, Inc., A Corporation.	$XXXX
275064924	XXX	XXX	XXXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	OH	4/XX/2003	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275064925	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 4.30000%, 4.30000%, 5.80000%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	LA	7/XX/2001	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275064929	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	TX	3/XX/2004	Refinance	Second Home	Argent Mortgage Company, LLC.	$XXXX
275064930	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	OR	5/XX/2003	Refinance	Primary	Option One Mortgage Corporation, a California Corporation	$XXXX
275064931	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2003	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275064932	XXX	XXX	XXXX	3	3	*** (OPEN) Disparity in Occupancy - High Cost as Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Disparity in Occupancy - High Cost as Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost thresholds.
										COMMENT: 2024/XX/30: Georgia Fair Lending Act: Points and Fees on subject loan of 12.65966% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 7.65966%). Non-Compliant High-Cost Loans.	No	Yes	Final HUD1	GA	2/XX/2004	Refinance	Investment	SouthStar Funding, LLC	$XXXX
275064933	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/27: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed. Itemization in file does not have fees listed.	Yes	Yes	Final HUD1	NC	4/XX/2006	Purchase	Primary	First Horizon Home Loan Corporation	$XXXX
275064938	XXX	XXX	XXXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	TN	8/XX/2004	Refinance	Primary	U.S. Bank National Association ND, A National Banking Association	$XXXX
275064940	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NM	5/XX/2003	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275064942	XXX	XXX	XXXX	2	2	*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005 12:00:00 AM. - EV2		Yes	Yes	Final HUD1	NM	1/XX/2005	Refinance	Primary	Equity One, Inc.	$XXXX
275064943	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/27: TIL Itemization did not disclose the processing fee of $XXX as a prepaid finance charge.	Yes	Yes	Final HUD1	OR	10/XX/2002	Refinance	Primary	Full Spectrum Lending, Inc.	$XXXX
275064951	XXX	XXX	XXXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Final HUD1	OH	7/XX/2004	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275064952	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	AR	3/XX/2004	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275064953	XXX	XXX	XXXX	3	3	*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing. - EV3

*** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2		Yes	Yes	Final HUD1	TX	12/XX/2004	Refinance	Primary	APB Mortgage LLC	$XXXX
275064955	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	HUD1, not signed or stamped	NV	5/XX/2004	Purchase	Primary	Argent Mortgage Company, LLC.	$XXXX
275064957	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/27: Settlement fee per final HUD is $XXX and per TIL Itemization is $XXX. Courier fee per final HUD is $XXX and per TIL Itemization is $XXX. Demand fee per TIL Itemization is $XXX and is not listed as a fee on the final HUD. Lender credit per final HUD and TIL Itemization of $XXX is not included in calculated finance charges.	Yes	Yes	Final HUD1	IN	12/XX/2003	Refinance	Primary	Option One Mortgage Corporation, a California Corporation	$XXXX
275064961	XXX	XXX	XXXX	1				1			Yes	Yes	Final HUD1	TN	8/XX/2007	Refinance	Primary	First Tennessee Home Loans, A Division of First Tennessee Bank N.A.	$XXXX
275064964	XXX	XXX	XXXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		Yes	Yes	Final HUD1	IN	3/XX/2004	Refinance	Primary	Argent Mortgage Company, LLC.	$XXXX
275064966	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

									*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV1		Yes	Yes	Final HUD1	NC	1/XX/2005	Refinance	Primary	Advanced Financial Services, Inc.	$XXXX
275064967	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MA	7/XX/2004	Purchase	Primary	New Century Mortgage Corporation	$XXXX
275064968	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2003	Refinance	Primary	Argent Mortgage Company, LLC.	$XXXX
275064969	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Unable to test due to missing tangible net benefit information. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	MA	3/XX/2005	Refinance	Primary	Option One Mortgage Corporation, a California Corporation	$XXXX
275064975	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

									*** (OPEN) Mississippi Prepayment Penalty: Mississippi Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 5.00000%, 5.00000%, 5.00000%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		No	Yes	Final HUD1	MS	1/XX/2004	Purchase	Primary	Wilmington Finance, a division of AIG Federal Savings Bank	$XXXX
275064977	XXX	XXX	XXXX	2	*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2		Yes	Yes	Final HUD1	NY	4/XX/2003	Refinance	Primary	Ideal Mortgage Bankers, Ltd., A New York Corporation	$XXXX
275064978	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2005	Refinance	Primary	EHome Credit Corp, A New York Corporation	$XXXX
275064980	XXX	XXX	XXXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.	Yes	Yes	Title Co. Closing Statement	CA	6/XX/2001	Refinance	Primary	Southern Star Mortgage, Southern Star Mortgage	$XXXX
275064988	XXX	XXX	XXXX	2				2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	TX	3/XX/2004	Purchase	Primary	New Century Mortgage Corporation	$XXXX
275064992	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	PA	5/XX/2004	Refinance	Primary	Wilmington Finance, a division of AIG Federal Savings Bank	$XXXX
275064994	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	LA	1/XX/2004	Refinance	Primary	Argent Mortgage Company, LLC	$XXXX
275064999	XXX	XXX	XXXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2		Yes	Yes	Final HUD1	NY	3/XX/2004	Refinance	Primary	Berkshire Financial Group Inc.	$XXXX
275065001	XXX	XXX	XXXX	2	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003 12:00:00 AM. - EV2		Yes	Yes	Final HUD1	UT	10/XX/2003	Refinance	Primary	MLSG, Inc.	$XXXX
275065225	XXX	XXX	XXXX	3	3	*** (OPEN) Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		No	Yes	Title Co. Closing Statement	CA	8/XX/2005	Purchase	Primary	Fieldstone Mortgage Company	$XXXX
275065227	XXX	XXX	XXXX	2	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
										COMMENT: 2024/XX/29: TIL itemization did not disclose a title pickup fee of $XXX as a prepaid finance charge as reflected on the HUD. The TIL Itemization disclosed a credit report fee of $XXX, a title search fee of $XXX and an attorney fee for 2nd of $XXX as prepaid finance charges, that are not reflected on the hud as prepaid finance charges. The TIL Itemization disclosed a title courier fee of $XXX that is reflected on the HUD at $XXX.	Yes	Yes	Final HUD1	NY	7/XX/2006	Refinance	Primary	HSBC Mortgage Corporation (USA)	$XXXX
275065229	XXX	XXX	XXXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	GA	8/XX/2002	Refinance	Primary	SouthStar Funding, LLC	$XXXX
275065235	XXX	XXX	XXXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	IN	5/XX/2004	Refinance	Primary	Calusa Investments, LLC	$XXXX
275065237	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2		Yes	Yes	Final HUD1	OH	7/XX/2002	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275065238	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		Yes	No	Missing	CA	7/XX/2005	Purchase	UTD	WMC Mortgage Corp.	$XXXX
275065270	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	MO	4/XX/2005	Purchase	UTD	XXX, N.A.	$XXXX
275065274	XXX	XXX	XXXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1999 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	HUD1, not signed or stamped	UT	9/XX/1999	Refinance	Primary	Accredited Home Lenders, Inc., A California Corporation	$XXXX
275065281	XXX	XXX	XXXX	3	3	*** (OPEN) Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	HUD1, not signed or stamped	CA	10/XX/2003	Refinance	Primary	New Century Mortgage Corporation	$XXXX
275065284	XXX	XXX	XXXX	1				1			Yes	Yes	Final HUD1	NY	6/XX/2001	Purchase	Primary	The New York Mortgage Company, LLC	$XXXX
275065287	XXX	XXX	XXXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/29: Missing Note, HUD and TIL to run compliance.		No
275065291	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	WI	9/XX/2004	Purchase	Primary	Mortgage Lenders Network USA, Inc.	$XXXX
275065294	XXX	XXX	XXXX	3	*** (OPEN) Missing Document: Missing Final 1003 - EV1	3	*** (OPEN) Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

									*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2		No	No	Missing	PA	3/XX/2005	Purchase	UTD	Gateway Funding Diversified Mortgage Services, LP, A Pennsylvania Limited Partnership	$XXXX
275065295	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		No	Yes	Final HUD1	CA	3/XX/2004	Purchase	Primary	WMC Mortgage Corp.	$XXXX
275065296	XXX	XXX		3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/29: Missing Note, HUD and TIL to complete compliance testing.		No
275065297	XXX	XXX	XXXX	2	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

									*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2		Yes	Yes	Final HUD1	SC	11/XX/2001	Refinance	Primary	Oxford Capital, LLC.	$XXXX
275065313	XXX	XXX	XXXX	2	2	*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

									*** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX). Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2		Yes	Yes	Final HUD1	WI	5/XX/2007	Refinance	Primary	Chase Bank USA, N.A.	$XXXX
275065363	XXX	XXX	XXXX	2	2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Prepayment Penalty Discrepancy - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

									*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2		Yes	Yes	Final HUD1	GA	5/XX/2004	Refinance	Primary	Countrywide Home Loans, Inc.	$XXXX
275065364	XXX	XXX	XXXX	2	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.41613% or Final Disclosure APR of 6.42800% is equal to or greater than the threshold of APOR 4.84% + 1.5%, or 6.34000%.  Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

									*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	Yes	Final HUD1	GA	6/XX/2010	Purchase	Primary	Bank of England	$XXXX
275065366	XXX	XXX	XXXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2		Yes	Yes	Final HUD1	TX	8/XX/2004	Purchase	Primary	Countrywide Home Loans, Inc.	$XXXX
275065367	XXX	XXX	XXXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			Yes	Yes	Final HUD1	TX	10/XX/2006	Purchase	Primary	Alethes LLC DBA Amerinet Mtg, A Texas Corporation	$XXXX
275065368	XXX	XXX	XXXX	2				2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2009 used as disbursement date for compliance testing. - EV2		Yes	Yes	Final HUD1	TX	2/XX/2009	Purchase	Primary	Everett Financial, Inc. dba Supreme Lending, a Texas Corporation.	$XXXX
275065382	XXX	XXX	XXXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		No	Yes	Final HUD1	DE	4/XX/2006	Purchase	Primary	JPMorgan Chase Bank, N.A.	$XXXX
275065383	XXX	XXX	XXXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004 used as disbursement date for compliance testing. - EV2

									*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2		Yes	Yes	Final HUD1	NY	11/XX/2004	Purchase	Primary	Countrywide Home Loans, Inc.	$XXXX
275065384	XXX	XXX	XXXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2004 - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV1	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		Yes	Yes	Final HUD1	NY	12/XX/2004	Purchase	Primary	XXX, N.A.	$XXXX
275065402	XXX	XXX	XXXX	2	*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

									*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		No	Yes	Final HUD1	GA	9/XX/1999	Purchase	Primary	Damla Corporation D/B/A Alpha Mortgage Bankers	$XXXX
275065403	XXX	XXX	XXXX	1		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		1			Yes	Yes	Final HUD1	NC	6/XX/2007	Refinance	Primary	Premier Mortgage Funding, Inc	$XXXX
275065765	XXX	XXX	XXXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review. Please provide an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued GFE's.		No
275065767	XXX	XXX	XXXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review. Please provide an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, and an origination credit report.		No
275065821	XXX	XXX	XXXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2024/XX/26: Loan was manually underwritten. Guidelines are required. Received response from client stating guidelines are not available.		No
275065824	XXX	XXX	XXXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review. Please provide a Note, an initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's or TIL's.		No
275065825	XXX	XXX	XXXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review. Please provide an initial 1003, final 1003, an AUS, Approval or 1008, income verification, an origination credit report, final Title, and all issued LE's and CD's.		No
275065826	XXX	XXX	XXXX	3	1	3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file
										COMMENT: 2024/XX/25: The file is missing one or more of the core documents required for a review. Please provide an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's.		No